As filed with the Securities and Exchange Commission on February 27, 2017

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 102	☒

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 28, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Please send a copy of communications to:

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street

San Francisco, CA 94105

TCWFunds TCW Family of Funds FEBRUARY 28 17 PROSPECTUS U.S. EQUITY FUNDS U.S. FIXED INCOME FUNDS INTERNATIONAL FUNDS TCW Focused Equities Fund TCW Core Fixed Income Fund Fund TCW Developing Markets Equity Fund (formerly TCW Concentrated Value Fund) (I Share: TGCFX; N Share: TGFNX) (I Share: TGDMX; N Share: TGDPX) (I Share: TGFFX; N Share: TGFVX) TCW Enhanced Commodity TCW Emerging Markets Income Fund TCW Global Real Estate Fund Strategy Fund* (I Share: TGEIX; N Share: TGINX) (I Share: TGREX; N Share: TGRYX) (I Share: TGGWX; N Share: TGABX) TCW Emerging Markets TCW High Dividend Equities Fund TCW Global Bond Fund Local Currency Income Fund (I Share: TGHDX; N Share: TGDEX) (I Share: TGGBX; N Share: TGGFX) (I Share: TGWIX; N Share: TGWNX) TCW New America Premier Equities Fund TCW High Yield Bond Fund TCW Emerging Markets (I Share: TGUSX; N Share: TGUNX) (I Share: TGHYX; N Share: TGHNX) Multi-Asset Opportunities Fund (I Share: TGMAX; N Share: TGMEX) TCW Relative Value Dividend TCW Short Term Bond Fund Appreciation Fund (I Share: TGSMX) TCW International Growth Fund (I Share: TGDFX; N Share: TGIGX) (I Share: TGIBX; N Share: TGIDX) TCW Total Return Bond Fund TCW Relative Value Large Cap Fund (I Share: TGLMX; N Share: TGMNX) TCW International Small Cap Fund (I Share: TGDIX; N Share: TGDVX) (I Share: TGICX; N Share: TGNIX) TCW Relative Value Mid Cap Fund (I Share: TGVOX; N Share: TGVNX) ASSET ALLOCATION FUND TCW Select Equities Fund (I Share: TGCEX; N Share: TGCNX) TCW Conservative Allocation Fund (I Share: TGPCX; N Share: TGPNX) This prospectus tells you about the Class I and Class N shares of twenty-one of the separate investment funds (each a “Fund” and collectively, the “Funds”) offered by TCW Funds, Inc., each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference. As with all mutual funds, the Securities and Exchange Commission and Commodity Futures Trading Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.* TCW Enhanced Commodity Strategy Fund is not currently available to the public.

1

TCW Focused Equities Fund

(formerly known as the TCW Concentrated Value Fund)

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.95%	2.29%
Total Annual Fund Operating Expenses	1.60%	3.19%
Fee Waiver and/or Expense Reimbursement[1]	0.51%	2.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.09%	1.09%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.09% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$111	$455	$823	$1,857
N	$111	$786	$1,486	$3,349

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.89% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the equity securities of large-capitalization companies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at the time of acquisition. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund typically invests in a portfolio of 25 to 40 companies. In managing the Fund’s investments, the portfolio managers seek to invest in attractively valued equity securities where the return on invested capital is improving. Bottom-up fundamental research is used to identify these companies. The portfolio managers will use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on investment capital. The Fund invests in companies trading at prices the portfolio managers believe are below their intrinsic values.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	18.02%	(quarter ended 6/30/2009)
Lowest	-31.47%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
N – Before Taxes	6.49%	13.62%	3.34%
- After taxes on distributions	6.17%	13.41%	3.23%
- After taxes on distributions and sale of fund shares	3.94%	10.94%	2.63%
I – Before taxes	6.47%	13.59%	3.52%
Russell 1000 Value® Index (reflects no deduction for fees, expenses or taxes)[1]	17.34%	14.80%	5.72%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Thomas K. McKissick	17 years (Since inception of the Fund)	Group Managing Director

N. John Snider	16 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Global Real Estate Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return from current income and long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	2.49%	5.61%
Total Annual Fund Operating Expenses	3.29%	6.66%
Fee Waiver and/or Expense Reimbursement[1]	1.83%	5.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.46%	1.46%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.46% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$149	$842	$1,558	$3,461
N	$149	$1,505	$2,817	$5,910

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. Real estate companies are companies that in whole or part derive their assets, revenues, or net profits from the ownership, construction, management, or sale of residential, commercial, or industrial real estate, including housing and homebuilding companies; real estate brokers and land developers; and companies with significant real estate holdings. The Fund may also invest in shares of companies such as software companies, information technology companies, or other companies that provide real estate related services.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund may invest in securities of issuers located in developed and emerging market countries. The Fund’s investments may be denominated in either local currency or U.S. dollars.

The Fund typically invests in a portfolio of 25 to 50 companies at any given time. In managing the Fund’s investment, the portfolio manager uses a “bottom-up” approach in seeking to identify securities for investment, with emphasis on assessing asset, earnings, cash flow and management quality and stability. The portfolio manager may use both qualitative and quantitative screening criteria to supplement the fundamental research. The Fund seeks to invest in companies trading at prices the portfolio manager believes are below their estimated intrinsic values based on the qualitative and quantitative criteria.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e., holding a “short” position) on assets on which it has long exposure in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has become fully valued, has become too large a position in the Fund, or has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

REIT and real estate company risk: the risk that the value of the Fund’s investments in REITs and real estate companies may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

•

real estate industry concentration risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets because of its concentrated investments in the real estate industry. At times of such impact, the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

mortgage/loan REIT risk: the risk that REITs that invest in mortgages or loans may also be indirectly subject to various risks associated with those investments, including, but not limited to: interest rate risk, credit risk and distressed and defaulted securities risk as discussed below:

-	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

-	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

-	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.

•

other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds and REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.10%	(quarter ended 3/31/2015)
Lowest	-6.39%	(quarter ended 6/30/2015)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	Since Inception (11/28/2014)
I – Before Taxes	2.25%	0.20%
- After taxes on distributions	0.76%	-1.16%
- After taxes on distributions and sale of fund shares	1.29%	-0.45%
N – Before taxes	2.25%	0.20%
S&P Global REIT Index[1]	6.90%	3.96%

[1]	The S&P Global REIT Index serves as a comprehensive benchmark of publicly traded equity REITs listed in both developed and emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Iman Brivanlou	2 years (Since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW High Dividend Equities Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	1.17%	4.69%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	0.17%	0.17%
Total Annual Fund Operating Expenses[1]	1.99%	5.76%
Fee Waiver and/or Expense Reimbursement[2]	0.64%	4.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1],2	1.35%	1.35%

[1]

The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” will not correlate to the corresponding ratios included in the Fund’s Financial Highlights for that class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.18% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$137	$563	$1,014	$2,265
N	$137	$1,322	$2,490	$5,330

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities listed on U.S. financial markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective, the portfolio manager primarily utilizes a qualitative approach to identify potentially high yielding dividend securities of U.S. issuers. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will invest primarily in U.S. listed and domiciled companies that have a record of paying dividends, including real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), publicly traded partnerships (“PTPs”), business development companies (“BDCs”) and U.S. equity exchange traded funds

(“ETFs”). The Fund may also invest in short-term securities and/or money market instruments, such as commercial paper.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e., holding a “short” position) on assets on which it has long exposure to in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

REIT risk: the risk that the value of the Fund’s investments in REITs may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

•

BDC risk: the risk of investing in a BDC, which is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

•

PTP and MLP risks: the risk that the value of the Fund’s investments will decline due to the Fund’s limited control and limited rights to vote on matters affecting a PTP or MLP, risks related to potential conflicts of interest between a PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTP or MLP securities may trade in lower volumes due to their smaller capitalizations and as a result may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

•

other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including ETFs and REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.23%	(quarter ended 3/31/2015)
Lowest	-12.19%	(quarter ended 9/30/2015)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	Since Inception (11/28/2014)
I – Before taxes	9.06%	-0.52%
- After taxes on distributions	8.57%	-1.20%
- After taxes on distributions and sale of fund shares	5.51%	-0.48%
N – Before taxes	9.06%	-0.52%
Russell 3000® Value[1]	18.40%	6.66%

[1]	The Russell 3000® Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Iman Brivanlou	2 years (Since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW New America Premier Equities Fund

Investment Objective

The Fund’s investment objective is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	3.92%	5.03%
Total Annual Fund Operating Expenses	4.72%	6.08%
Fee Waiver and/or Expense Reimbursement[1]	3.68%	5.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.04%	1.04%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.04% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$106	$1,090	$2,080	$4,578
N	$106	$1,357	$2,580	$5,526

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period January 29, 2016 (commencement of operations) through October 31, 2016, the Fund’s portfolio turnover rate was 73.83% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund intends to achieve its objective by investing in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to the free cash flow generated by the businesses.

Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges in the U.S., including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will typically invest a portion of its assets in securities or other financial instruments issued by companies in the financial services sector, including, without limitation, the banking, brokerage and insurance industries. For purposes of the Fund’s investment strategy, a U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S. or has at least 50% of its assets situated in the U.S. Although the Fund will emphasize investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size.

In managing the Fund’s investments, the portfolio manager seeks to invest in what he considers to be attractively valued equity securities of cash generating businesses with prudently managed environmental, social, and financial resources. Fundamental research is used to identify these companies. The portfolio manager will use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio manager’s screening focuses on companies whose shares are trading at prices the portfolio manager believes are below their intrinsic values.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

financial services sector risk: the risk that changes to government regulations, interest rates, or general economic conditions may detrimentally affect the Fund because of the Fund’s investments in the financial services sector.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The Fund commenced operations on January 29, 2016. Performance information will be included after the Fund has been in operation for one calendar year.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Joseph R. Shaposhnik	1 year (Since inception of the Fund)	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Relative Value Dividend Appreciation Fund

Investment Objective

The Fund’s investment objective is to seek to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.15%
Total Annual Fund Operating Expenses	0.77%	1.05%
Fee Waiver and/or Expense Reimbursement[1]	None	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.77%	1.00%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% with respect to Class N and Class I shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the

Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$79	$246	$428	$954
N	$102	$329	$575	$1,278

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The portfolio manager analyzes economic and market conditions and identifies securities that the portfolio manager believes will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio manager considers various factors, which may include one or more of the following:

•	a company’s current valuation

•	a company’s market capitalization

•	a company’s price/earnings ratio

•	a company’s current dividend yield

•	a company’s potential for a strong positive cash flow and future dividend yields

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.02%	(quarter ended 9/30/2009)
Lowest	-26.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
N – Before taxes	15.90%	14.40%	5.61%
- After taxes on distributions	15.44%	14.03%	5.23%
- After taxes on distributions and sale of fund shares	9.34%	11.56%	4.47%
I – Before taxes	16.18%	14.71%	5.92%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	17.34%	14.80%	5.72%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	15 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Relative Value Large Cap Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation, with a secondary goal of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.23%
Total Annual Fund Operating Expenses	0.78%	1.13%
Fee Waiver and/or Expense Reimbursement[1]	None	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.78%	1.00%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% with respect to Class N and Class I shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$80	$249	$433	$966
N	$102	$346	$610	$1,363

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.71% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of large-capitalization companies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.90%	(quarter ended 9/30/2009)
Lowest	-25.24%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
N – Before taxes	16.76%	14.38%	5.24%
- After taxes on distributions	15.00%	13.63%	4.78%
- After taxes on distributions and sale of fund shares	10.94%	11.54%	4.16%
I – Before taxes	17.02%	14.67%	5.46%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	17.34%	14.80%	5.72%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	18 years	Group Managing Director

Matthew J. Spahn	14 years	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Relative Value Mid Cap Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.18%	0.30%
Total Annual Fund Operating Expenses	0.98%	1.35%
Fee Waiver and/or Expense Reimbursement[1]	None	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.98%	1.16%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.16% with respect to Class N and Class I shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N share class of the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$100	$312	$542	$1,201
N	$118	$409	$721	$1,607

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.81% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index. As of December 31, 2016, the market capitalization of companies included in the Russell MidCap® Index was between $630 million and $58 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in what the portfolio manager believes are “value companies.” The portfolio manager seeks to identify those companies that have fallen out of favor and whose stock is selling below what the portfolio manager believes is its real value. The portfolio manager looks for those stocks with a potential catalyst, such as new products, technologies, or management, which may trigger an increase in their values.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	19.32%	(quarter ended 6/30/2009)
Lowest	-27.18%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	25.85%	14.03%	6.05%
- After taxes on distributions	25.69%	12.04%	4.72%
- After taxes on distributions and sale of fund shares	14.77%	11.05%	4.64%
N – Before taxes	25.66%	13.75%	5.74%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)[1]	20.00%	15.70%	7.59%

[1]	The Russell MidCap® Value Index measures the performance of those companies in the Russell MidCap® Index with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	6 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Select Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.14%	0.16%
Total Annual Fund Operating Expenses	0.89%	1.16%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$91	$284	$493	$1,096
N	$118	$368	$638	$1,409

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.05% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of mid- and large-capitalization companies. Under normal circumstances, the Fund invests 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. The portfolio manager uses a highly focused approach, which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	15.71%	(quarter ended 3/31/2012)
Lowest	-19.31%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	-8.07%	10.62%	7.35%
- After taxes on distributions	-9.43%	9.54%	6.37%
- After taxes on distributions and sale of fund shares	-3.43%	8.47%	5.87%
N – Before taxes	-8.31%	10.34%	7.05%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	7.08%	14.50%	8.33%

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	13 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.11%	0.14%
Total Annual Fund Operating Expenses	0.51%	0.79%
Fee Waiver and/or Expense Reimbursement[1]	0.02%	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.49%	0.79%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.49% with respect to Class I shares of average daily net assets and 0.83% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$162	$283	$639
N	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 283.38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Debt securities include but are not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed securities; asset-backed securities; U.S. dollar denominated foreign debt securities (corporate and government); and other securities bearing fixed or variable interest rates of any maturity.

The Fund may invest up to 5% of its net assets in high yield/below investment grade bonds, commonly known as “junk bonds.” The Fund may also invest a portion of its assets in bank loans of companies in the high yield universe. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer.

The Fund may invest in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The portfolio managers also utilize active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk.

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed and mortgage-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	7.35%	(quarter ended 9/30/2009)
Lowest	-2.76%	(quarter ended 12/31/2016)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	2.28%	2.67%	5.65%
- After taxes on distributions	1.04%	1.63%	4.05%
- After taxes on distributions and sale of fund shares	1.33%	1.62%	3.82%
N – Before taxes	1.97%	2.34%	5.32%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	2.65%	2.23%	4.35%

[1]

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	6 years	Group Managing Director

Laird R. Landmann	6 years	Group Managing Director

Tad Rivelle	7 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	3 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Enhanced Commodity Strategy Fund

(Please note that TCW Enhanced Commodity Fund is not currently available to the public.)

Investment Objective

The Fund’s investment objective is to seek total return which exceeds that of its commodity benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees[1]	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	5.04%	5.26%
Expenses of the Subsidiary	4.20%	4.20%
Total Annual Fund Operating Expenses	9.74%	10.21%
Fee Waiver and/or Expense Reimbursement[2]	9.04%	9.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.70%	0.75%

[1]

The Fund may invest a portion of its assets in TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with the Fund’s investment advisor, TCW Investment Management Company LLC (the “Advisor”), for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.

[2]

The Advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% with respect to Class I shares of average daily net assets and 0.75% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement is will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$72	$2,008	$3,765	$7,480
N	$77	$2,096	$3,910	$7,681

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” refers to securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, mortgage-backed securities, asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A securities.

The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. They are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either debt or equity securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other commodity variable. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this Prospectus, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets (measured at the time of investment).

The derivative instruments in which the Fund and the Subsidiary primarily invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract terms than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weigh or under-weigh its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the Fixed Income Instruments held by the Fund is up to 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 5% of its net assets in securities rated below investment grade (meaning below BBB) at the time of investment. The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5%of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

commodity risk: the risk that investing in commodity-linked derivative instruments, including commodity index-linked notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.

•

foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

tax risk: the risk that the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under “Distributions and Taxes.”

•

subsidiary risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed and mortgage-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	13.10%	(quarter ended 6/30/2016)
Lowest	-14.57%	(quarter ended 9/30/2015)

Average Annual Total Returns

(For the period ended December 31, 2016

Share Class	1 Year	5 years	Since Inception (3/31/2011)
I – Before taxes	12.26%	-6.80%	-8.91%
- After taxes on distributions	11.43%	-7.45%	-9.56%
- After taxes on distributions and sale of fund shares	7.15%	-5.15%	-6.53%
N – Before taxes	12.24%	-6.78%	-8.89%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	11.77%	-8.95%	-10.77%

[1]

The Bloomberg Commodity Total Return Index is a total return index based on the Bloomberg Commodity Index (“BCOM”), which is comprised of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. The Bloomberg Commodity Total Return Index reflects the return on fully collateralized positions in the BCOM. The Bloomberg Commodity Total Return Index was known as the Dow Jones UBS Commodity Index Total Return before July 1, 2014.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Tad Rivelle	4 years	Group Managing Director and Chief Investment Officer — Fixed Income

Stephen M. Kane	5 years (Since inception of the Fund)	Group Managing Director

Bret R. Barker	5 years (Since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Global Bond Fund

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.93%	0.96%
Total Annual Fund Operating Expenses	1.48%	1.76%
Fee Waiver and/or Expense Reimbursement[1]	0.44%	0.72%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.04%	1.04%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.04% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$106	$425	$766	$1,731
N	$106	$484	$887	$2,014

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116.87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of government and corporate issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities generally referred to as “bonds,” including corporate bonds, government bonds, convertible bonds, mortgage-backed securities, asset-backed securities, “structured” notes, participation interests in loans, “zero-coupon” or “stripped” securities and other debt obligations.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets in securities of issuers located outside the United States. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund does not limit its investments to a particular credit or ratings category and can invest up to 35% of its net assets in securities rated below investment grade (commonly referred to as “junk bonds”). “Investment grade” debt securities are rated in one of the highest four categories by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. The Fund may also invest in unrated securities, in which case the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations.

The Fund may also invest in derivatives, including, for example, options, forward contracts, futures contracts and swaps (including interest rate swaps, total return swaps, and credit default swaps). The Fund may invest in derivatives for various purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary.

In selecting securities or other instruments, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macroeconomic factors that affect exchange rates and interest rates in both emerging markets and developing countries. In addition to considering broad economic factors, the portfolio managers apply a “bottom-up” approach in choosing investments. This means that the portfolio managers conduct fundamental research on each individual security and determine whether the security is an attractive investment opportunity based upon the risk adjusted cash flow characteristics of the security.

Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of the issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed and mortgage-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.73%	(quarter ended 9/30/2012)
Lowest	-5.53%	(quarter ended 12/31/2016)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	Since Inception (11/30/2011)
I – Before taxes	1.44%	1.64%	1.82%
- After taxes on distributions	0.22%	0.57%	0.75%
- After taxes on distributions and sale of fund shares	0.84%	0.91%	1.05%
N – Before taxes	1.44%	1.64%	1.82%
Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[1]	2.09%	0.21%	0.34%
[1]

The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed rate debt markets. The index is not available for direct investment; therefore its performance does not reflect a reduction for fees or expenses incurred in managing a portfolio. The securities in the index may be substantially different from those in the Fund.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	5 years (Since inception of the Fund)	Group Managing Director

Tad Rivelle	5 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — Fixed Income

David I. Robbins	5 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW High Yield Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.58%	0.70%
Total Annual Fund Operating Expenses	1.03%	1.40%
Fee Waiver and/or Expense Reimbursement[1]	0.48%	0.60%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.55%	0.80%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.55% with respect to Class I shares of average daily net assets and 0.80% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$56	$280	$522	$1,216
N	$82	$384	$709	$1,628

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 244.36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds, commonly known as “junk bonds.” If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In selecting the Fund’s investments, the portfolio managers look for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) an issuer has experienced a deterioration of the above listed factors or other credit fundamentals, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.

•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic or political considerations.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	18.86%	(quarter ended 6/30/2009)
Lowest	-17.69%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	8.06%	6.26%	5.79%
- After taxes on distributions	6.13%	4.11%	3.20%
- After taxes on distributions and sale of fund shares	4.53%	3.88%	3.36%
N – Before taxes	7.67%	6.04%	5.56%
Citigroup High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses or taxes)[1]	17.30%	6.78%	6.98%

[1]

The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Index is composed of those cash-pay securities included in the Citigroup US High Yield Market Index with remaining maturities of at least one year. The Citigroup High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities that are publicly placed, have a fixed coupon and are non-convertible. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million and a cap on the prior amount of each issuer in the Index at $5 billion.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
James S. Farnham	6 years	Managing Director

Laird R. Landmann	6 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Short Term Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.11%
Total Annual Fund Operating Expenses	2.46%
Fee Waiver and/or Expense Reimbursement[1]	2.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.44%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.44% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$45	$573	$1,127	$2,642

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund may invest in obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; corporate debt securities rated at the time of investment A3 or higher by Moody’s, A- or higher by Standard &Poor’s or the equivalent by any other nationally recognized statistical ratings organization; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.

The Fund may invest up to 10% of its total assets in high yield/below investment grade bonds, commonly known as “junk bonds.” The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest-only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than two years. Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed and mortgage-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	3.94%	(quarter ended 3/31/2010)
Lowest	-2.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.85%	1.04%	1.82%
- After taxes on distributions	0.48%	0.58%	0.84%
- After taxes on distributions and sale of fund shares	0.48%	0.60%	1.03%
Citigroup 1-Year Treasury Index (reflects no deduction for fees, expenses or taxes)[1]	0.78%	0.34%	1.43%

[1]

The Citigroup 1-Year Treasury Index represents the return of one-year Treasuries each month. It is determined by taking the 1-year Treasury Bill at the beginning of the month and calculating its return.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor

Stephen M. Kane	6 years	Group Managing Director

Laird R. Landmann	6 years	Group Managing Director

Tad Rivelle	7 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	3 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.10%	0.12%
Total Annual Fund Operating Expenses	0.60%	0.87%
Fee Waiver and/or Expense Reimbursement[1]	0.11%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.49%	0.79%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.49% with respect to Class I shares of average daily net assets and 0.79% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$181	$324	$740
N	$81	$270	$474	$1,065

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318.48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. “Debt securities” include bonds, notes and other fixed income instruments issued by governmental or private sector issuers. The Fund may invest in securitized obligations of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed and asset-backed securities. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s, AA- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical organization; other obligations of the United States government or its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in privately issued securitized obligations rated below investment grade, which are commonly known as “junk bonds.”

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly known as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years. Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•	extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed and mortgage-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	8.21%	(quarter ended 9/30/2009)
Lowest	-3.13%	(quarter ended 12/31/2016)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	1.53%	4.59%	6.43%
- After taxes on distributions	-0.16%	3.08%	4.31%
- After taxes on distributions and sale of fund shares	0.94%	2.93%	4.21%
N – Before taxes	1.20%	4.27%	6.11%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	2.65%	2.23%	4.35%

[1]

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Scott Austin	Since February 2017	Managing Director

Harrison Choi	Since February 2017	Managing Director

Mitch Flack	7 years	Managing Director

Tad Rivelle	7 years	Group Managing Director and Chief Investment Officer — Fixed Income

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Developing Markets Equity Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	2.76%	3.75%
Total Annual Fund Operating Expenses	3.56%	4.80%
Fee Waiver and/or Expense Reimbursement[1]	2.31%	3.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.25%	1.25%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.25% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$127	$877	$1,648	$3,675
N	$127	$1,125	$2,127	$4,650

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154.70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, Developing Market Countries (as defined below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of such change. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); equity linked notes or similar structures; securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics; but do not include any derivatives in which the Fund may invest. The Fund may invest in securities or other financial instruments issued by companies in the financial services sector, including, without limitation, the banking, brokerage and insurance industries. The Fund may invest in foreign equity securities, which may or may not be listed on a recognized securities exchange or be publicly traded. These securities may be denominated in U.S. dollars, Developing Markets Countries’ currencies or other foreign currencies. The Fund has no limit on the portion of its assets that may be invested in any country, and may invest in companies of any size. The portfolio managers invest in those securities that they think provide the best opportunity to achieve the Fund’s objective.

The Fund may invest in other pooled investment vehicles (both investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and collective investments not subject to registration under the 1940 Act), including, without limitation, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and real estate investment trusts (“REITs”), to the extent permitted by the 1940 Act.

A “Developing Market Country” is a country that has a developing economy or market and is considered a developing country by the International Bank of Reconstruction and Development or any affiliate thereof as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hungary, Republic of Korea, Kuwait, Latvia, Macau, Poland, Qatar, Russia, Saudi Arabia, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

In allocating investments among various Developing Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

•	Political outlook

•	Structural reform policy

•	Environmental, social and governance factors

Certain countries require governmental approval prior to direct equity investments by foreign persons such as the Fund. If considered likely to help the Fund in achieving its investment objectives, the Fund may seek authorization to effect direct equity investments in such countries from their respective governments.

The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, and swaps for investment management (e.g., as a substitute for investing directly in specific securities or currencies or to increase returns) and hedging purposes. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The investment process employed by the Fund’s portfolio managers is a combination of systematic quantitative techniques with focused fundamental research. Proprietary quantitative tools are used to narrow the universe and help focus fundamental research on a smaller list of attractive stocks by sifting through the vast investment opportunity set to identify companies with strong or improving earnings growth, robust cash flows and attractive valuations. Focused and in-depth fundamental research and analysis is undertaken by a team of analysts on these stocks emphasizing management quality and track record and conducting scenario analysis based on a company’s forward prospects to highlight bull, bear and base case expected returns. Best ideas are then considered for inclusion into the portfolio with the goal of building a well-diversified portfolio of the manager’s best stock ideas. The number of securities in the Fund will typically range between 60 and 120.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

developing market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of developing countries as compared to developed countries.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

swap agreements risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	ETF and ETN risk: the risk that the value of the Fund’s investments in these instruments will fluctuate in response to the performance of underlying or reference investments.

The Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•

REIT risk: the risk that the value of the Fund’s investments in REITs may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

•

financial services sector risk: the risk that changes to government regulations, interest rates, or general economic conditions may detrimentally affect the Fund because of the Fund’s investments in the financial services sector.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	7.54%	(quarter ended 09/30/2016)
Lowest	-2.61%	(quarter ended 12/31/2016)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	Since Inception (6/30/2015)
I – Before taxes	5.24%	-8.50%
- After taxes on distributions	5.16%	-8.52%
- After taxes on distributions and sale of fund shares	3.34%	-6.32%
N – Before taxes	5.25%	-8.50%
MSCI Emerging Markets[1]	11.19%	-5.47%

[1]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Ray S. Prasad, CFA (Lead Portfolio Manager)	1 year (Since inception of the Fund)	Managing Director

Andrey Glukhov, CFA (Co-Manager)	1 year (Since inception of the Fund)	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Emerging Markets Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%	0.15%
Total Annual Fund Operating Expenses	0.87%	1.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$89	$278	$482	$1,073
N	$117	$365	$633	$1,398

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214.73% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations. The Fund will generally invest in at least four Emerging Market Countries.

An “Emerging Market Country” includes all of the countries in the JPMorgan Emerging Markets Bond Index Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified and the JPMorgan Global Bond Index Emerging Markets.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio managers believe the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the

Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.
•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The

Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.47%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	14.23%	5.57%	7.89%
- After taxes on distributions	11.68%	3.20%	5.18%
- After taxes on distributions and sale of fund shares	8.00%	3.26%	5.04%
N – Before taxes	13.99%	5.28%	7.63%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	10.15%	5.91%	6.88%

[1]

The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	7 years	Group Managing Director

David I. Robbins	7 years	Group Managing Director

Javier Segovia	7 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Emerging Markets Local Currency Income Fund

Investment Objective

The Fund’s investment objective is to seek to provide high total return from current income and capital appreciation, through investment in debt securities denominated in the local currencies of various Emerging Market Countries.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.25%	0.31%
Total Annual Fund Operating Expenses	1.00%	1.31%
Fee Waiver and/or Expense Reimbursement[1]	0.01%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.99%	0.99%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.99% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$101	$317	$551	$1,224
N	$101	$384	$688	$1,551

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 209.07% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below) denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. The Fund may invest in securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations.

An “Emerging Market Country” includes all of the countries in the JPMorgan Emerging Markets Bond Index Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified and the JPMorgan Global Bond Index Emerging Markets.

The Fund may invest in distressed or defaulted securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	10.06%	(quarter ended 3/31/2016)
Lowest	-10.05%	(quarter ended 9/30/2015)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	Since Inception (12/14/2010)
I – Before taxes	12.13%	-0.41%	-0.34%
- After taxes on distributions	12.13%	-0.55%	-0.76%
- After taxes on distributions and sale of fund shares	6.87%	-0.35%	-0.36%
N – Before taxes	12.14%	-0.45%	-0.37%
JP Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	9.94%	-1.29%	-1.16%

[1]	The JP Morgan GBI-EM Global Diversified Index is a comprehensive global local emerging markets index, and consists of liquid, fixed-rate, domestic currency government bonds.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	6 years (Since inception of the Fund)	Group Managing Director

David I. Robbins	6 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investment Objective

The Fund’s investment objective is to seek current income and long-term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.62%	0.95%
Total Annual Fund Operating Expenses	1.57%	2.15%
Fee Waiver and/or Expense Reimbursement[1]	0.34%	0.92%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.23%	1.23%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.23% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$125	$462	$823	$1,839
N	$125	$584	$1,070	$2,410

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227.75 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of such change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk securities, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations. The Fund may invest in fixed income securities of any duration.

The Fund may invest in other pooled investment vehicles, including registered investment companies (to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)) and collective investments not subject to registration under the 1940 Act. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).

An “Emerging Market Country” includes all of the countries in the JPMorgan Emerging Markets Bond Index Global

Diversified, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified and the JPMorgan Global Bond Index Emerging Markets.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

•	Political outlook

•	Structural reform policy

Certain countries require governmental approval prior to direct equity investments by foreign persons such as the Fund. If considered likely to help the Fund in achieving its investment objectives, the Fund may seek authorization to effect direct equity investments in such countries from their respective governments.

The Fund may invest in foreign debt and equity securities, which may or may not be listed on a recognized securities exchange or be publicly traded, including common or preferred stock, depositary shares, convertible debt, warrants and options to purchase equity securities. The debt securities acquired by the Fund may be issued by foreign government or corporate entities and may be convertible securities or other securities that may have fixed or variable interest rates of any maturity. These securities may be denominated in U.S. dollars, Emerging Markets countries’ currencies or other foreign currencies. The relative percentages of debt and equity in the Fund’s portfolio will fluctuate with the monetary, fiscal and exchange rate policies of various foreign countries and the portfolio managers’ view of the relative value of each segment of the market.

The Fund may also purchase assignments of or participations in loans made by financial institutions to emerging markets borrowers and invest in other funds, including funds affiliated with the Fund’s investment advisor or its affiliates that specialize in international investments.

The Fund may invest in defaulted corporate securities when the portfolio managers believe the restructured enterprise valuations or liquidation valuations of such securities may significantly exceed their current market values. In addition, the Fund may invest in defaulted sovereign investments when the portfolio managers believe the expected debt sustainability of the country issuing such investments exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in specific securities or currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of an overall hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon at the time of the commitment. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the underlying or credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic,

political and social instability of emerging or developing countries as compared to developed countries.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

swap agreements risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the

Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

ETF and ETN risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs or ETNs owned by the Fund. The Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•	financial services sector risk: the risk that changes to government regulations, interest rates, or general economic conditions may detrimentally affect the Fund or the Underlying Funds.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	6.71%	(quarter ended 9/30/2016)
Lowest	-10.16%	(quarter ended 9/30/2015)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	Since Inception (6/28/2013)
I – Before taxes	9.54%	1.37%
- After taxes on distributions	8.02%	0.47%
- After taxes on distributions and sale of fund shares	5.68%	0.75%
N – Before taxes	9.58%	1.25%
50% JPMorgan EMBI Global Diversified Index/50% MSCI Daily Total Return Net Emerging Markets Index	10.89%	3.13%

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	3 years (Since inception of the Fund)	Group Managing Director

Ray Prasad, CFA	2 years	Managing Director

David I. Robbins	3 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW International Growth Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	4.79%	5.17%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	5.66%	6.29%
Fee Waiver and/or Expense Reimbursement[2]	4.60%	4.98%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1],2	1.06%	1.31%

[1]

The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” will not correlate to the corresponding ratios included in the Fund’s Financial Highlights for that class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.04% with respect to Class I shares of average daily net assets and 1.29% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$108	$1,277	$2,430	$5,248
N	$133	$1,421	$2,676	$5,673

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.02% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States. The Fund invests primarily in issuers that are characterized as “growth companies” according to criteria established by the portfolio manager. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In selecting securities, the portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in its industry. In selecting the

Fund’s investments, the portfolio managers consider companies that have one or more of the following attributes:

•	businesses that are entering into a growth cycle

•	accelerating earnings growth or cash flow

•	companies whose stock is selling at a reasonable valuation

•	strong competitive position in their industry

•	strong management team

•	ability to take advantage of business opportunities

The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, and a country’s and a global or local industry’s cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cash flow, but are expected to do so in the future in the portfolio managers’ opinion.

The Fund may invest in derivatives such as swaps, options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	12.92%	(quarter ended 9/30/2013)
Lowest	-10.43%	(quarter ended 9/30/2015)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	Since Inception (10/31/2012)
I – Before taxes	-0.46%	3.79%
- After taxes on distributions	-0.51%	2.48%
- After taxes on distributions and sale of fund shares	0.02%	2.66%
N – Before taxes	-0.71%	3.51%
MSCI All Country World Index ex-U.S.	5.01%	3.91%

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Ray Prasad, CFA (Lead Portfolio Manager)	2 years	Managing Director

Andrey Glukhov, CFA (Co-Manager)	2 years	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW International Small Cap Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	1.65%	1.88%
Total Annual Fund Operating Expenses	2.40%	2.88%
Fee Waiver and/or Expense Reimbursement[1]	0.96%	1.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.44%	1.44%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.44% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$147	$657	$1,194	$2,663
N	$147	$756	$1,391	$3,101

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128.62% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small capitalization companies that are domiciled outside the United States or whose primary business operations are outside the United States. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Small capitalization companies are companies with a market capitalization (share price multiplied by number of shares outstanding) of $6 billion or less at the time of investment, and the Fund is not required to sell a security if its market capitalization appreciates above $6 billion. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics.

In selecting securities, the portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in the industry. In selecting the Fund’s investments, the portfolio managers consider companies that have one or more of the following attributes:

•	businesses that are entering into a growth cycle

•	accelerating earnings growth or cash flow

•	companies whose stock is selling at a reasonable valuation

•	strong competitive position in their industry

•	strong management team

•	ability to take advantage of business opportunities

The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, and a country’s and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cash flow, but are expected to do so in the future in the portfolio managers’ opinion.

The Fund may invest in derivatives such as options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

insurer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The bar chart below shows the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.29%	(quarter ended 3/31/2012)
Lowest	-13.28%	(quarter ended 6/30/2012)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 years	Since Inception (2/28/2011)
I – Before taxes	-4.12%	5.19%	-1.72%
- After taxes on distributions	-4.06%	4.55%	-2.28%
- After taxes on distributions and sale of fund shares	-2.13%	3.97%	-1.36%
N – Before taxes	-4.00%	5.15%	-1.76%
MSCI All Country World Index ex-U.S. Small Cap Net (reflects no deduction for fees, expenses or taxes)[1]	3.91%	7.74%	2.76%

[1]

The MSCI All Country World Index ex-U.S. Small Cap Net is a market capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks categorized as small company stocks.

After tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Ray Prasad, CFA (Lead Portfolio Manager)	2 years	Managing Director

Andrey Glukhov, CFA (Co-Manager)	2 years	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

TCW Conservative Allocation Fund

Investment Objective

The Fund’s investment objective is to seek to provide current income and, secondarily, long-term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.30%	1.29%
Acquired Fund Fees and Expenses (Underlying Fund Fees and Expenses)	0.70%	0.70%
Total Annual Fund Operating Expenses[1]	1.00%	2.24%
Fee Waiver and/or Expense Reimbursement[2]	None	0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1],2	1.00%	1.55%

[1]

The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” will not correlate to the corresponding ratios included in the Fund’s Financial Highlights for that class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the N class shares of the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$318	$552	$1,225
N	$158	$634	$1,137	$2,521

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.62% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to achieve this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. The Underlying Funds consist of the other portfolios of TCW Funds, Inc., series of Metropolitan West Funds, series of TCW Alternative Funds and various unaffiliated funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and TCW Investment Management Company LLC, the investment advisor to the TCW Alternative Funds and the Fund’s investment advisor (the “Advisor”), are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds invest principally in equity securities of large-capitalization companies, including common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds, some of which may invest in international equity exchange traded funds (“ETFs”). ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange, including the NASDAQ National Market System.

The fixed income Underlying Funds invest principally in fixed income securities, including U.S. government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign debt securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as “junk bonds.” The fixed income Underlying funds may also invest in derivatives. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the affiliated Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to a market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	Underlying Fund risk: the risk associated with the securities and other investments held by the Underlying Funds, which is closely related to the risk of investing in the Fund.

•	Underlying Fund allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of the Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

ETF and ETN risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs or ETNs owned by the Fund. The Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	9.80%	(quarter ended 9/30/2009)
Lowest	-6.96%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2016)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	1.46%	5.99%	4.95%
- After taxes on distributions	-0.49%	5.01%	3.91%
- After taxes on distributions and sale of fund shares	1.70%	4.47%	3.64%
N – Before taxes	0.97%	5.51%	4.70%
40% S&P 500 Index/60% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	6.44%	7.20%	5.69%

[1]

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	7 years	Senior Vice President
Stephen M. Kane	7 years	Group Managing Director
Jess Ravich	1 year	Group Managing Director

Michael P. Reilly	10 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this Prospectus.

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund, Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for All Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual/Retirement Account	$500	$250

A broker-dealer or other financial intermediary may require a higher minimum initial investment.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Principal Risks of the Funds

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions TCW Investment Management Company LLC (the “Advisor”) makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment has the potential to earn for you — and the more you can lose. Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment.

Your investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Your investment may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others. In addition, the TCW Enhanced Commodity Strategy Fund may be exposed to the certain risks by virtue of the activities and investments of the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”).

Allocation Risk

The Funds’ investment performance depends on how their assets are allocated and reallocated according to each Fund’s allocation targets and ranges. A principal risk of investing in each Fund is that the Advisor will make less than optimal or poor allocation decisions (with respect to the TCW Conservative Allocation Fund, less than optimal or poor allocation decisions on selecting the appropriate mix of the Underlying Funds (as defined in the Fund Summary for the TCW Conservative Allocation Fund)). The Advisor attempts to identify investment allocations that will optimize returns given various levels of risk tolerance. However, there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

Asset-Backed Securities Risk

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities, nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Certain Funds may invest in collateralized debt obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust typically collateralized by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, and may include loans that are rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

The risks of an investment in a CBO, CLO, or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this Prospectus for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the federal securities laws) and may be characterized by a Fund as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this Prospectus, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and may result in disputes with the issuer or produce unexpected investment results.

Business Development Company (“BDC”) Risk

The TCW High Dividend Equities Fund may invest in BDCs. The risk of investing in a BDC is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. BDCs are required to invest at least 70% of their assets in a portfolio of qualifying investments. BDCs are subject to various risks, including, but not limited to, limited operating histories, reliance on the advisors, conflicts of interests, payment of substantial fees to their advisors and their affiliates, liquidity risk and the risk of liquidations at a value less than the original amount invested. Shares of BDCs may not be publicly traded. The share redemption plans of non-traded investments are generally limited and subject to suspension, modification or termination at any time. Redemptions, if they occur at all, may be below the purchase price. BDC shares are subject to additional risks, including, but not limited to, regulatory risks, market cycle risks, interest rate risks, and leverage risks. To qualify and remain eligible for the special tax treatment accorded to regulated investment companies and their shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), the BDCs in which the TCW High Dividend Equities Fund invests must meet certain source-of-income, asset diversification and annual distribution requirements. If a BDC in which the Fund invests fails to qualify as a regulated investment company, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC’s net assets and the amount of income available for distribution to the TCW High Dividend Equities Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Commodity Risk

The TCW Enhanced Commodity Strategy Fund’s investments in commodity-linked derivative instruments, including commodity index-lined notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked derivative instruments in which the TCW Enhanced Commodity Strategy Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the TCW Enhanced Commodity Strategy Fund’s share value to fluctuate.

The TCW Enhanced Commodity Strategy Fund and its Subsidiary may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Counterparty Risk

Counterparty risk refers to the risk that the other party to a contract, such as individually negotiated or over-the-counter derivatives (e.g., swap agreements and participations in loan obligations), will not fulfill its contractual obligations, which may cause losses or additional costs to a Fund.

Cybersecurity Risk

Information and technology systems relied upon by the Funds, the Advisor, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the

Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a debt security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Certain of the Funds, including the TCW High Yield Bond Fund, and to a lesser extent, the TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, the TCW Total Return Bond Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Developing Markets Equity Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Emerging Markets Income Fund, and the TCW Emerging Markets Local Currency Income Fund, may invest in convertible securities rated below investment grade and other below investment grade corporate securities. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as high yield securities or “junk bonds.”

Certain of the Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”). These securities are neither issued nor guaranteed by the United States Treasury.

Interest Rate Risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). It is possible that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Funds, even if anticipated by the Advisor.

Investors should note that interest rates currently are near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate and “tapers” Quantitative Easing, interest rates will likely rise. These policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause the Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Derivatives Risk

Certain Funds may invest in derivatives, which are instruments whose value is based on the value of another security, commodity or index. Derivatives include, among other things, swap agreements, options, forwards and futures. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates, management risk and liquidity risk.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying security, commodity or asset. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate perfectly with the underlying asset, reference rate or index. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to counterparty risk and liquidity risk. Investments in derivatives that are negotiated over-the-counter with a single counterparty are subject to credit risks related to the counterparty’s ability to perform its obligations and the further risk that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities and commodities may experience periods of illiquidity, which could cause a portfolio to hold an investment it might otherwise sell or to sell an investment it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Advisor might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Fund’s portfolio.

Additionally, some derivatives can create investment leverage and may create additional risks that may subject a Fund to greater volatility and less liquidity than investments in more traditional securities. The investment of a Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund, thus exaggerating any increase or decrease the derivatives may cause in the net asset value of the Fund.

Other risks in using derivatives include the risk of mispricing or improper valuation. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. In addition, a Fund’s use of derivatives (including covered call options) may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

By investing in a derivative instrument, a Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Derivatives, such as swaps, forward contracts and non-deliverable forward contracts, are subject to regulation under the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other laws or regulations in Europe and other foreign jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to new or increased margin requirements when regulations are finalized and become effective. Implementation of Dodd-Frank Act regulations relating to clearing, margin and other requirements for derivatives may increase the costs to the Funds of trading derivatives and may reduce returns to shareholders in the Funds. In December 2015, the Securities and Exchange Commission proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Funds. If that rule becomes effective, it could limit the ability of the Funds to invest in derivatives.

Distressed and Defaulted Securities Risk

Certain Funds may invest in securities in default and/or obligations of financially distressed companies. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. A Fund will generally not receive interest payments on defaulted or distressed securities and may incur costs to protect its investment. In addition, defaulted or distressed securities involve the substantial risk that principal will not be repaid. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted or distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Emerging and Developing Market Country Risk

Certain Funds invest in emerging and developing market countries. Investing in emerging and developing market countries involves substantial risk due to, among others, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Political and economic structures in some emerging and developing market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of emerging and developing market countries can be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging and developing market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging and developing market countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions, custodial expenses and other transaction costs are generally higher in emerging and developing market countries than in developed countries. As a result, funds that invest in emerging and developing market countries have operating expenses that are higher than funds investing in other securities markets.

Some emerging and developing market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of their investment portfolios.

Recently, as a result of the political and military actions undertaken by Russia in connection with the ongoing disruptions to central authority in eastern Ukraine, the United States and the European Union have imposed sanctions on certain Russian individuals and banks and other companies. Allegations of Russia’s misconduct through intrusions into U.S. election computers and other events may further increase diplomatic tensions and result in economic or political actions against Russia. These sanctions and future sanctions or other intergovernmental actions may result in the devaluation of the Russian currency and a decline in the value and liquidity of Russian securities and may have other negative impacts on Russia’s economy, which could have a negative impact on the Funds’ investment performance and liquidity. Retaliatory actions by the Russian government could involve the seizure of U.S. residents’ assets and could further impair the value and liquidity of Russian securities.

Currencies of emerging and developing market countries experience devaluations relative to the U.S. dollar from time to time. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities in U.S. dollar terms. Emerging and developing market countries have and may in the future impose foreign currency controls and repatriation controls.

Equity Risk

Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition and in overall market, economic and political conditions.

Exchange-Traded Funds (“ETFs”) Risk

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities an ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons, including costs incurred by the ETF in buying and selling securities. Assets invested in an ETF will bear the fees and expenses of the ETF, including operating costs and advisory fees, and therefore, shareholders of a Fund that invests in ETFs will indirectly bear a proportionate share of each ETF in which the Fund invests, in addition to paying the Fund’s expenses. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Exchange-Traded Notes (“ETNs”) Risk

ETNs are senior, unsecured, unsubordinated debt securities that are based upon the performance of a market index and are issued by banks or other financial institutions. The value of an ETN will fluctuate as the value of the market index fluctuates, which can cause sudden and unpredictable changes in the value of the ETN. An ETN is subject to risk of default by the issuer and risk of downgrade of the issuer’s credit rating. ETNs are also exposed to liquidity risk. There may be no willing purchaser, or the issuer may restrict the redemption amount or its redemption date. Assets invested in an ETN will bear the fees and expenses of the ETN, including operating costs and advisory fees, and therefore, shareholders of a Fund that invests in ETNs will indirectly bear a proportionate share of each ETN in which the Fund invests, in addition to paying the Fund’s expenses. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETNs.

Financial Services Sector Risk

The financial services sector is subject to extensive government regulations, which may change frequently. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services sector is exposed to risks that may impact the value of investments in the sector more severely than investments outside the sector. Businesses in the financial services sector often operate with substantial financial leverage.

Foreign Currency Risk

Funds that invest in foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Funds.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest, acts of terrorism and regional economic volatility are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio.

The European financial markets have continued to experience volatility because of concerns about economic downturns and about high and rising government debt levels of several countries in the European Union and Europe generally. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Funds’ investments. Responses to the financial problems by European Union governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

In a public referendum in June 2016, the United Kingdom voted to leave the European Union (a process now commonly referred to as “Brexit”). As a result of and based on the pronouncements of the United Kingdom government, it is probable that negotiations will take place to determine the terms of the United Kingdom’s departure from, and of its new political and economic relationship with, the European Union. This could lead to a period of significant uncertainty and increased volatility in both U.S. and global securities and currency markets. In addition to concerns related to the effect of Brexit, that referendum may inspire similar initiatives in other European Union member countries, producing further risks for global financial markets.

Frequent Trading Risk

Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. As a result, frequent trading may cause higher levels of current tax liability to shareholders in a Fund. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may reduce the Fund’s performance.

Globalization Risk

The growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the United States economy could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Investment Style Risk

The particular style or set of styles that the Advisor primarily uses for a Fund may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer Risk

The value of securities held by a Fund may decline for a number of reasons directly related to an issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer’s goods or services. The amount of dividends paid with respect to equity securities, or the ability of an issuer to make payments in connection with debt securities, may decline for reasons that relate to the issuer, such as changes in an issuer’s financial condition or a decision by the issuer to pay a lower dividend, or for reasons that relate to the broader financial system. In addition, there may be limited public information available for the Advisor to evaluate foreign issuers.

Junk Bond Risk

Junk bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. They may also be issued by highly leveraged companies, which may be less able to meet their contractual obligations than a less leveraged company. These bonds are rated “below investment grade.” These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

Leverage Risk

Leverage created from certain types of transactions or instruments, such as borrowing, engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, engaging in forward commitment transactions and investing in leveraged or unleveraged commodity index-linked notes, may impair a Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. During periods of adverse market conditions, the use of leverage may cause a Fund to lose more money than would have been the case if leverage was not used.

Liquidity Risk

A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments.

Furthermore, reduced number and capacity of dealers and other counterparties to “make markets” in fixed income securities, in connection with the growth of the fixed income markets, may increase liquidity risk with respect to a Fund’s investments in fixed income securities. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance. These securities may also be difficult to value, and their values may be more volatile because of liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.

The securities of many of the companies with small- and mid-capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Certain Funds, including the U.S. Fixed Income Funds (as shown on the cover of this Prospectus), may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Non-Diversification Risk

The TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Developing Markets Equity Fund, TCW International Growth Fund, TCW Emerging Markets Local Currency Income Fund, TCW Enhanced Commodity Strategy Fund, and TCW Global Bond Fund are organized as non-diversified funds under the 1940 Act, and are not subject to the general limitation that with respect to 75% of a fund’s total assets, it may not invest more than 5% of its total assets in any particular issuer or hold more than 10% of the outstanding voting securities of any particular issuer. Those Funds, however, remain subject to a diversification requirement under applicable tax laws that is less strict than under the 1940 Act. Because a relatively higher percentage of such Fund’s assets may be invested in the securities of a limited number of issuers, such Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Options Strategy Risk

Writing call options may reduce the risk of owning equity securities, but it may also limit a Fund’s opportunity to profit from any increase in the market value of its investments. Unusual market conditions or the unavailability of a ready market for any particular option at any one specific time may reduce the effectiveness of the Fund’s options strategies.

Other Investment Company Risk

Certain Funds may acquire shares in other investment companies, including U.S. or foreign investment companies, ETFs, and real estate investment trusts (“REITs”), to the extent permitted by the 1940 Act. An investment in the shares of another investment company is subject to the risks associated with that investment company’s portfolio securities. Accordingly, a Fund’s investment in shares of other investment companies will fluctuate based on the performance of such investment company’s portfolio securities. As a shareholder of another investment company, a Fund would bear its proportionate share of that investment company’s expenses, including any investment advisory and administration fees. At the same time, such Fund would continue to pay its own investment advisory fees and other expenses. As a result, such Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies. Other investment companies will have their own investment and valuation policies and procedures, which may vary from those of a Fund. There can be no assurance that the investment objective of any other investment company in which a Fund invests will be achieved.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Funds that invest primarily in the equity securities of small- and/or mid-capitalization companies are subject to greater price volatility than other mutual funds.

Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Publicly Traded Partnership (“PTP”) and Master Limited Partnership (“MLP”) Risk

Investments in securities of a PTP or MLP are subject to risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the PTP or MLP, risks related to potential conflicts of interest between the PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTPs and MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those PTPs or MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those PTPs or MLPs may restrict a Fund’s ability to take advantage of other investment opportunities. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Real Estate Industry Concentration Risk

Because the TCW Global Real Estate Fund concentrates its investments in the real estate industry, it may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets. At times of such impact, the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. Real estate industry specific risks include, but are not limited to, declines in the value of real estate; loss of rental income due to vacancies; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other barriers to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and unfavorable changes in interest rates.

REIT and Real Estate Company Risk

REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that a Fund may invest in a real estate company, which purports to be a REIT but fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would not qualify for tax-free “pass-through” of income and would be subject to corporate level taxation, thereby significantly reducing the return to the Fund on its investment in such company. REITs are also subject to heavy cash flow dependency and self-liquidation.

The value of a Fund’s investments in REITs and real estate companies may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

REITs often do not provide complete tax information to shareholders until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to request permission to extend the deadline for issuance of Forms 1099-DIV to shareholders of the Fund.

REITs that invest in mortgages, loans or mortgage- or loan-backed securities will also be indirectly subject to various risks associated with those investments, including: interest rate risk, credit risk and defaulted securities risk, which are described elsewhere in this Prospectus. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Securities Selection Risk

The specific securities held in a Fund’s investment portfolio may underperform those held by other funds in the same asset class or benchmarks that are representative of the asset class because of a portfolio manager’s choice of securities.

Small- and Mid-Capitalization Company Risk

Certain Funds may invest a portion of their assets in the equity securities of companies with small- and mid-capitalizations and may be subject to certain risks associated with such companies. Companies with small- and mid-capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to a Fund.

Subsidiary Risk

By investing in the Subsidiary, the TCW Enhanced Commodity Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the TCW Enhanced Commodity Strategy Fund and are subject to the same risks that apply to similar investments if held directly by the TCW Enhanced Commodity Strategy Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections afforded by the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the TCW Enhanced Commodity Strategy Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (the “SAI”) and could adversely affect the TCW Enhanced Commodity Strategy Fund.

Swap Agreements Risk

A Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap if it is not subject to centralized clearing; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Certain types of over-the-counter (“OTC”) derivatives, such as various types of swaps, are required to be cleared through a central clearing organization that is substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions through a clearing broker. Although central clearing generally is expected to reduce counterparty risk, it creates additional risks. A clearing broker or organization may not be able to perform its obligations. Cleared derivatives transactions may be more expensive to maintain than OTC transactions, or require a Fund to deposit increased margin. A transaction may be subject to unanticipated close-out by the clearing organization or a clearing broker. A Fund may be required to indemnify a swap execution facility or a broker that executes cleared swaps against losses or costs that may be incurred as a result of the Fund’s transactions. A Fund also is subject to the risk that no clearing member is willing to clear a transaction entered into by the Fund.

The U.S. and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including clearing, margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund’s ability to engage in swap transactions or increase the costs of those transactions.

Tax Risk

Each Fund must derive at least 90% of its gross income from qualifying sources in order to qualify for favorable tax treatment as a regulated investment company under Subchapter M of the Code. This requirement will limit the ability of a Fund to invest in commodities, derivatives on commodities, or other instruments that could result in nonqualifying income.

The TCW Enhanced Commodity Strategy Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments (as defined in the Fund Summary for the TCW Conservative Allocation Fund), including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The TCW Enhanced Commodity Strategy Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. In order for the TCW Enhanced Commodity Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, the TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity index-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity index-linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this Prospectus and the SAI.

Underlying Fund Risk

The TCW Conservative Allocation Fund invests substantially all of its assets in the Underlying Funds, and therefore, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the TCW Conservative Allocation Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Additional Risks

Securities Lending Risk

Each Fund (other than the TCW Conservative Allocation Fund) may lend portfolio securities with a value equal to up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.

Valuation Risk

Portfolio securities may be valued using techniques other than market quotations in circumstances described under “Calculation of NAV.” This is more likely for certain types of derivatives such as swaps. The value established for a portfolio security may be different than the value that would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. A Fund may from time to time purchase an “odd lot” or smaller quantity of a security that trades at a discount to the price of a “round lot” or larger quantity preferred for trading by institutional investors. If a Fund is able to combine an odd lot purchase with an existing holding to make a round lot or larger position in the security, the Fund may be able to immediately increase the value of the security purchased, in accordance with its valuation procedures. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company LLC and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). The Advisor is registered with the Securities and Exchange Commission (the “SEC”) as an investment advisor under the Investment Advisers Act of 1940, as amended.

As of December 31, 2016, the Advisor and its affiliated companies, which provide a variety of investment management and investment advisory services, had approximately $191.6 billion in assets under management or committed to management.

Portfolio Managers

Certain information about each Fund’s portfolio manager(s) is provided in the Fund Summary for each Fund at the beginning of this Prospectus. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Listed below are the individuals who are primarily responsible for the day-to-day management of each Fund’s portfolio, including a summary of each portfolio manager’s business experience during the past five years. (Positions with TCW and its affiliates may have changed over time.)

TCW Focused Equities Fund
Thomas K. McKissick	Group Managing Director, the Advisor and TCW LLC.

N. John Snider	Group Managing Director, the Advisor and TCW LLC.

TCW Global Real Estate Fund
Iman Brivanlou	Managing Director, the Advisor and TCW LLC.

TCW High Dividend Equities Fund
Iman Brivanlou	See above.

TCW New America Premier Equities Fund
Joseph R. Shaposhnik	Senior Vice President, the Advisor and TCW LLC.

TCW Relative Value Dividend Appreciation Fund
Diane E. Jaffee	Group Managing Director, the Advisor and TCW LLC.

TCW Relative Value Large Cap Fund
Diane E. Jaffee	See above.

Matthew J. Spahn	Senior Vice President, the Advisor and TCW LLC.

TCW Relative Value Mid Cap Fund
Diane E. Jaffee	See above.

TCW Select Equities Fund
Craig C. Blum	Group Managing Director, the Advisor and TCW LLC.

TCW Core Fixed Income Fund
Stephen M. Kane	Group Managing Director, the Advisor, TCW Asset Management Company LLC, TCW LLC and Metropolitan West Asset Management, LLC.

Laird R. Landmann	Group Managing Director, the Advisor, TCW Asset Management Company LLC, TCW LLC and The TCW Group, Inc. and President, Metropolitan West Asset Management, LLC.

Tad Rivelle	Group Managing Director and Chief Investment Officer — Fixed Income, the Advisor, TCW Asset Management Company LLC, TCW LLC and Metropolitan West Asset Management, LLC.

Bryan Whalen	Group Managing Director, the Advisor, TCW Asset Management Company LLC, TCW LLC and Metropolitan West Asset Management, LLC.

TCW Enhanced Commodity Strategy Fund
Tad Rivelle	See above.

Stephen M. Kane	See above.

Bret R. Barker	Managing Director, the Advisor and TCW LLC.

TCW Global Bond Fund
Stephen M. Kane	See above.

Tad Rivelle	See above.

David I. Robbins	Group Managing Director, the Advisor and TCW LLC.

TCW High Yield Bond Fund
James S. Farnham	Managing Director, the Advisor, TCW LLC and Metropolitan West Asset Management, LLC.

Laird R. Landmann	See above.

TCW Short Term Bond Fund
Stephen M. Kane	See above.

Laird R. Landmann	See above.

Tad Rivelle	See above.

Bryan Whalen	See above.

TCW Total Return Bond Fund
Scott Austin	Managing Director, the Advisor and TCW LLC.

Harrison Choi	Managing Director, the Advisor and TCW LLC.

Mitch Flack	Managing Director, the Advisor, TCW LLC and Metropolitan West Asset Management, LLC.

Tad Rivelle	See above.

TCW Developing Markets Equity Fund
Ray S. Prasad (Lead Portfolio Manager)	Managing Director, the Advisor and TCW LLC. Prior to September 2014, Director and Senior Portfolio Manager for Batterymarch Financial Management, Inc.

Andrey Glukhov (Co-Manager)	Senior Vice President, the Advisor and TCW LLC.

TCW Emerging Markets Income Fund
Penelope D. Foley	Group Managing Director, the Advisor, TCW Asset Management Company LLC and TCW LLC.

David I. Robbins	See above.

Javier Segovia	Managing Director, the Advisor and TCW LLC.

TCW Emerging Markets Local Currency Income Fund
Penelope D. Foley	See above.

David I. Robbins	See above.

TCW Emerging Markets Multi-Asset Opportunities Fund
Penelope D. Foley	See above.

David I. Robbins	See above.

Ray Prasad	See above.

TCW International Growth Fund
Ray Prasad (Lead Portfolio Manager)	See above.

Andrey Glukhov (Co-Manager)	See above.

TCW International Small Cap Fund
Ray Prasad (Lead Portfolio Manager)	See above.

Andrey Glukhov (Co-Manager)	See above.

TCW Conservative Allocation Fund
Adam T. Coppersmith	Senior Vice President, the Advisor and TCW LLC.

Stephen M. Kane	See above.

Jess Ravich	Group Managing Director, the Advisor and TCW LLC.

Michael P. Reilly	Group Managing Director & Chief Investment Officer — U.S. Equities, TCW LLC.

Advisory Agreement

TCW Funds, Inc. (the “Corporation”), on behalf of each Fund, and the Advisor have entered into an Investment Advisory and Management Agreement, as amended (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to, subject to the direction and supervision of the Board of Directors of the Corporation (the “Board of Directors”), provide investment advisory and management services, including, among others, managing the investment of the assets of each Fund, placing orders for the purchase or sale of portfolio securities for each Fund, administering the day-to-day operations of each Fund, furnishing to the Corporation office space and all necessary office facilities, supplies and equipment, and arranging for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Corporation.

For the fiscal year ended October 31, 2016, each Fund paid to the Advisor, as compensation for the services rendered, facilities furnished, and expenses paid by it, the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Focused Equities Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW High Dividend Equities Fund	0.65%
TCW New America Premier Equities Fund*	0.80%
TCW Relative Value Dividend Appreciation Fund	0.65%
TCW Relative Value Large Cap Fund	0.65%
TCW Relative Value Mid Cap Fund	0.80%
TCW Select Equities Fund	0.75%
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%
TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

* TCW New America Premier Equities Fund commenced operations on January 29, 2016. The annual management fee rate for the Fund provided in the table above is the current fee rate under the Advisory Agreement.

The TCW Conservative Allocation Fund does not directly pay the Advisor a management fee. However, the Advisor or its affiliate serves as the investment advisor to the underlying funds in which the TCW Conservative Allocation Fund invests and is paid an annual management fee by those underlying funds. As a result, shareholders of the TCW Conservative Allocation Fund indirectly bear a portion of the management fees paid by, and other expenses of, the underlying funds in which the TCW Conservative Allocation Fund invests.

The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the

Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the TCW Enhanced Commodity Strategy Fund pays the Advisor pursuant to the Advisory Agreement. The Advisor has agreed to waive the management fee it receives from the TCW Enhanced Commodity Strategy Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the TCW Enhanced Commodity Strategy Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.

In addition to the contractual expense limitations listed below that apply to certain Funds, the Advisor has agreed to reduce its investment management fee or to pay the operating expenses of each Fund to limit the Fund’s operating expenses to an amount not to exceed the previous month’s expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable by either the Advisor or the Board of Directors on six months’ prior notice. This voluntary limitation and the contractual fee waiver and/or expense reimbursement excludes interest, brokerage, extraordinary expenses, and acquired fund fees and expenses, if any.

U.S. Equity Funds
TCW Focused Equities Fund
I Class Shares	1.09%
N Class Shares	1.09%
TCW Global Real Estate Fund
I Class Shares	1.46%
N Class Shares	1.46%
TCW High Dividend Equities Fund
I Class Shares	1.18%
N Class Shares	1.18%
TCW New America Premier Equities Fund
I Class Shares	1.04%
N Class Shares	1.04%
TCW Relative Value Dividend Appreciation Fund
I Class Shares	1.00%
N Class Shares	1.00%
TCW Relative Value Large Cap Fund
I Class Shares	1.00%
N Class Shares	1.00%
TCW Relative Value Mid Cap Fund
I Class Shares	1.16%
N Class Shares	1.16%
U.S. Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares	0.83%

TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares	1.04%
N Class Shares	1.04%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%
TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond Fund
I Class Shares	0.49%
N Class Shares	0.79%
International Funds
TCW Developing Markets Equity Fund
I Class Shares	1.25%
N Class Shares	1.25%
TCW Emerging Markets Local Currency Income Fund
I Class Shares	0.99%
N Class Shares	0.99%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares	1.23%
N Class Shares	1.23%
TCW International Growth Fund
I Class Shares	1.04%
N Class Shares	1.29%
TCW International Small Cap Fund
I Class Shares	1.44%
N Class Shares	1.44%
Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for each Fund (except the TCW New America Premier Equities Fund) is contained in the Corporation’s annual report to shareholders for the fiscal year ended October 31, 2016. A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for the TCW New America Premier Equities Fund is contained in the Corporation’s semi-annual report to shareholders for the six-month period ended April 30, 2016.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds from legitimate profits from its management fees and other resources available to it. The Advisor may also share with financial intermediaries (as defined below in the “Your Investment — Account Policies and Services — Calculation of NAV” section) certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, sub-accounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Advisor. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof.

Multiple Class Structure

All of the Funds currently offer two classes of shares: Class I shares and Class N shares, except for the TCW Short Term Bond Fund, which only offers Class I shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and both classes generally have the same voting, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are offered at the current net asset value, but are subject to fees imposed under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

Other Shareholder Servicing Expenses Paid by the Funds

The Funds are authorized to compensate each broker-dealer and other third-party intermediary up to such percentage as approved by the Board of Directors of the assets serviced for a Fund by that intermediary for shareholder services. These services constitute sub-recordkeeping, sub-transfer agent or similar services and are similar in scope to services provided by the transfer agent to the Funds. These expenses paid by a Fund would remain subject to any overall expense limitation applicable to that Fund. These expenses are in addition to any payment of any amounts through the Distribution Plan. This amount may be adjusted, subject to approval by the Board of Directors.

Your Investment — Account Policies and Services

Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier) every day the exchange is open. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed.

Calculation of NAV

The NAV of each Class of a Fund is determined by adding the value of that Class’s securities, cash and other assets, subtracting all expenses and liabilities attributable to that Class, and then dividing by the total number of shares of that Class issued and outstanding (assets-liabilities/# of shares = NAV).

Your order will be priced at the next NAV calculated after your order is accepted by the Corporation. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. Eastern time (or the time trading closes on the NYSE, whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.

The Corporation may at its discretion reject any purchase order for Fund shares.

Each Fund discloses its NAV on a daily basis. To obtain a Fund’s NAV, please call (800) FUND TCW or visit the TCW Funds, Inc. website at www.tcw.com.

A Fund’s investments for which market quotations are readily available are valued based on market value. Equity securities, including depository receipts, are valued at the last reported sale price as reported by the stock exchange or pricing service. Securities traded on the NASDAQ Stock Market (“NASDAQ”)

are valued using the official closing prices as reported by NASDAQ. In cases where equity securities are traded on more than one exchange, the securities are valued using the prices from the respective primary exchange of each security. Options on equity securities are valued at the average of the latest bid and ask prices as reported by the stock exchange or pricing service. S&P 500 futures contracts generally are valued at the first sale price after 4:00 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which the applicable contract is traded. Changes to market closure times may alter when futures contracts are valued. The daily NAV may not reflect the closing market price for all futures contracts and options held by the Funds because the markets for certain futures contracts and options close shortly after the time the NAV is calculated. Generally, securities issued by open-end investment companies are valued using their respective net asset values. Securities traded over-the-counter are valued using prices furnished by independent pricing services or by broker dealers.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

The Corporation may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Corporation values its assets would materially affect net asset value. Such situations are particularly relevant for a Fund that holds securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

The net asset value of the Fund’s investments in other investment companies will be calculated based upon the net asset value of those investment companies; the offering documents for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Corporation may accept investments of smaller amounts under circumstances deemed appropriate. The Corporation reserves the right to change the minimum investment amounts without prior notice. A broker-dealer or other financial intermediary may require a higher minimum initial investment. All investments must be in U.S. dollars drawn on domestic banks. The Corporation will not accept money orders, travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept cash, checks drawn on banks outside the U.S., starter checks, post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs such as a loss resulting from a change in NAV. You will also be charged $25 for every check returned unpaid.

The Funds have adopted an Anti-Money Laundering Compliance Program as required by the United Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT) and appointed an Anti-Money Laundering Officer to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Funds’ transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486 for additional information. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen calendar days from the purchase date or until payment is collected, whichever is earlier.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Signature Guarantees

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts in excess of $100,000

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 calendar days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

•	if ownership is changed on your account

•	written requests to wire redemptions proceeds (if not previously authorized on the account)

Non-financial transactions, including establishing or modifying services on an account, may require signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

The Funds and/or the transfer agent reserve the right to waive or require any signature guarantee based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchanging Shares

You can exchange from Class I or Class N shares of one Fund into the same Class of another TCW Fund, provided that your investment meets the minimum initial investment and any other requirements of the same Class of the other TCW Fund and that the shares of the same Class of the other TCW Fund are eligible for sale in your state of residence. Further information about conversion of shares between classes of the same Fund may be found in the Funds’ SAI. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

You may also exchange the shares of any Fund you own for shares of Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed, money market mutual fund, or exchange shares of Fidelity Prime Money Market Portfolio for shares of any fund. You should read the Fidelity Prime

Money Market Portfolio prospectus prior to investing in that fund. You can obtain a prospectus for the Fidelity Prime Money Market Portfolio by calling (800) 386-3829 or by visiting our website at www.tcw.com.

Third Party Transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible and unless the Corporation receives contrary instructions, only one copy of these documents will be sent to those addresses shared by two or more accounts. You may write the Corporation at 865 South Figueroa Street, Los Angeles, California 90017 or telephone it at 1-800-386-3829 to request individual copies of documents or to request a single copy of documents if receiving duplicate copies. The Corporation will begin sending a household single or multiple copies, as requested, as soon as practicable after receiving the request.

General Policies

If your non-retirement account in a Fund falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Funds’ transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information. If an account of a Fund has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Each Fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund.

For all U.S. Fixed Income Funds (as shown on the cover of this Prospectus), TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Fund and TCW Emerging Markets Multi-Asset Opportunities Fund, future purchases into a Fund may be barred if a shareholder effects more than two round trips in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period. Shareholders effecting a round trip transaction in shares of a Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Corporation’s frequent trading policy.

For all other Funds, future purchases into a Fund may be barred if a shareholder effects a round trip in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period.

Exceptions to these trading limits may be made only upon approval of the Corporation’s Chief Compliance Officer or his designee, and such exceptions are reported to the Board of Directors on a quarterly basis.

This policy may be revised from time to time by the officers of the Corporation in consultation with the Board of Directors without prior notice.

These restrictions do not apply to the Fidelity Prime Money Market Portfolio, to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraphs have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Corporation or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Corporation, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or that may be made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, the Corporation reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules; and

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)
Complete the New Account Form. Mail your New Account Form and a check made payable to (Name of Fund) to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone	Before sending your fed wire, please call the Funds’ transfer agent at (800) 248-4486 to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire. Wired funds must be received prior to 4:00 p.m. Eastern time to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The Funds’ transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: (Name of Fund)

(Name on the Fund Account)

(Fund Account Number)

Via Exchange

Call the Funds’ transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the Funds’ transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES
By Mail

Write a letter of instruction that includes:

•  your name(s) and signature(s) as they appear on the account form

•  your account number

•  the Fund name

•  the dollar amount you want to sell or exchange

•  how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Your Investment — Account Policies and Services — Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the Funds’ transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call the Funds’ transfer agent at (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Funds. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the Funds’ transfer agent 5 days prior to the effective date.

To reach the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, call:

Toll free in the U.S. (800) 248-4486

Outside the U.S. (414) 765-4124 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends and distributions are paid separately for each class of shares. The dividends and distributions paid on Class I shares will generally be higher than those paid on Class N shares since Class N shares normally have higher expenses than Class I shares. Dividends from the net investment income of each Fund will be declared and paid annually except for the TCW Relative Value Dividend Appreciation Fund, TCW Enhanced Commodity Strategy Fund, TCW High Dividend Equities Fund and TCW Global Real Estate Fund, which will declare and pay dividends quarterly, and the TCW Emerging Markets Local Currency Income, TCW Emerging Markets Income, TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond, TCW Total Return Bond and TCW Global Bond Funds, which will declare and pay dividends monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions from a Fund will be reinvested in the Fund unless you instruct the Fund otherwise in writing or by telephone. An investor will be taxed in the same manner whether you receive your distributions (from investment company taxable income or net capital gains) in cash or reinvest them in additional shares of a Fund. There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s investment company taxable income (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholders. Dividends received by the Fund from a REIT and from certain foreign corporations generally will not constitute qualified dividend income.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund. Generally, the maximum individual federal tax rate applicable to “qualified dividend income” and long-term capital gains is 20%.

An additional 3.8% federal tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

A Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder, which would (subject to applicable limitations) generally permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. This will be reported by a Fund on Form 1099-DIV annually, if applicable.

A Fund’s transactions in derivatives (such as futures contracts, swaps and covered call options) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of derivatives may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.

The Funds may be required to withhold U.S. federal income tax (currently, at a rate of 28%) on all distributions to shareholders if they fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Funds (and, under certain circumstances, at the rate of 35% on certain capital gain dividends and other dividends), as discussed in more detail in the SAI.

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

TCW Enhanced Commodity Strategy Fund

The TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued Revenue Ruling 2006-1 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the TCW Enhanced Commodity Strategy Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10% of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the IRS confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this Prospectus and the SAI.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. The Fund expects that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, the Fund does not expect that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the TCW Enhanced Commodity Strategy Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income (generally, most passive income earned by a CFC) when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the TCW Enhanced Commodity Strategy Fund. The Fund expects that all of the Subsidiary’s income will be subpart F income. The TCW Enhanced Commodity Strategy Fund’s tax basis in the Subsidiary will be increased as a result of the TCW Enhanced Commodity Strategy Fund’s recognition of the Subsidiary’s subpart F income. The TCW Enhanced Commodity Strategy Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the TCW Enhanced Commodity Strategy Fund.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov. The annual reports, semi-annual reports, Form N-Q and SAI for each Fund are also available by contacting the Funds at 1-800-FUND TCW (1-800-386-3829) and on the Corporation’s website at www.tcw.com.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal years or periods indicated. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). The information presented in the tables has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Financial Highlights

TCW Focused Equities Fund(1)

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$19.45	$19.37	$16.02	$12.20	$10.83

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20	0.12	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.79)	0.04	3.34	3.86	1.36

Total from Investment Operations	(0.59)	0.16	3.43	3.94	1.41

Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.08)	(0.08)	(0.12)	(0.04)

Net Asset Value per Share, End of Year	$18.67	$19.45	$19.37	$16.02	$12.20

Total Return	(3.04)%	0.79%	21.46%	32.67%	12.94%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$8,903	$9,386	$9,970	$7,628	$7,007
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.60%	1.46%	1.60%	1.95%	1.19%
After Expense Reimbursement	1.08%	1.09%	1.11%	1.14%	1.19%
Ratio of Net Investment Income to Average Net Assets	1.08%	0.62%	0.52%	0.56%	0.43%
Portfolio Turnover Rate	47.89%	83.02%	39.65%	39.65%	24.99%

(1)	Formerly TCW Concentrated Value Fund.

(2)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Focused Equities Fund(1)

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$19.25	$19.17	$15.85	$12.11	$10.71

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19	0.12	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)	0.04	3.31	3.82	1.35

Total from Investment Operations	(0.59)	0.16	3.40	3.90	1.40

Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.08)	(0.08)	(0.16)	—

Net Asset Value per Share, End of Year	$18.47	$19.25	$19.17	$15.85	$12.11

Total Return	(3.08)%	0.80%	21.50%	32.61%	13.07%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$958	$1,454	$1,804	$921	$861
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.19%	2.39%	3.66%	4.15%	3.29%
After Expense Reimbursement	1.08%	1.09%	1.11%	1.14%	1.18%
Ratio of Net Investment Income to Average Net Assets	1.05%	0.63%	0.50%	0.58%	0.45%
Portfolio Turnover Rate	47.89%	83.02%	39.65%	39.65%	24.99%

(1)	Formerly TCW Concentrated Value Fund.

(2)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Global Real Estate Fund

Class I

	Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Year	$9.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.30	0.21
Net Realized and Unrealized Loss on Investments	(0.26)	(0.27)

Total from Investment Operations	0.04	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.23)
Distributions from Net Realized Gain	(0.01)	—
Distributions from Return of Capital	(0.03)	—

Total Distributions	(0.33)	(0.23)

Net Asset Value per Share, End of Year	$9.42	$9.71

Total Return	0.31%	(0.62	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$3,499	$4,320
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.29%	5.28	%(3)
After Expense Reimbursement	1.40%	1.43	%(3)
Ratio of Net Investment Income to Average Net Assets	3.14%	2.27	%(3)
Portfolio Turnover Rate	68.69%	23.58	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Global Real Estate Fund

Class N

	Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Year	$9.70	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.32	0.24
Net Realized and Unrealized Loss on Investments	(0.27)	(0.31)

Total from Investment Operations	0.05	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.23)
Distributions from Net Realized Gain	(0.01)	—
Distributions from Return of Capital	(0.03)	—

Total Distributions	(0.33)	(0.23)

Net Asset Value per Share, End of Year	$9.42	$9.70

Total Return	0.41%	(0.72	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$517	$510
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.66%	9.21	%(3)
After Expense Reimbursement	1.40%	1.43	%(3)
Ratio of Net Investment Income to Average Net Assets	3.34%	2.58	%(3)
Portfolio Turnover Rate	68.69%	23.58	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW High Dividend Equities Fund

Class I

	Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Year	$8.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19	0.27
Net Realized and Unrealized Loss on Investments	(0.06)	(1.03)

Total from Investment Operations	0.13	(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.18)	(0.26)
Distributions from Return of Capital	(0.02)	—

Total Distributions	(0.20)	(0.26)

Net Asset Value per Share, End of Year	$8.91	$8.98

Total Return	1.35%	(7.66	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$11,527	$3,969
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.82%	3.28	%(3)
After Expense Reimbursement	1.16%	1.17	%(3)
Ratio of Net Investment Income to Average Net Assets	2.08%	2.94	%(3)
Portfolio Turnover Rate	92.66%	89.39	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW High Dividend Equities Fund

Class N

	Year Ended October 31, 2016	November 28, 2014 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Year	$8.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19	0.28
Net Realized and Unrealized Loss on Investments	(0.06)	(1.04)

Total from Investment Operations	0.13	(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.18)	(0.26)
Distributions from Return of Capital	(0.02)	—

Total Distributions	(0.20)	(0.26)

Net Asset Value per Share, End of Year	$8.91	$8.98

Total Return	1.46%	(7.76	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$468	$509
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.59%	7.30	%(3)
After Expense Reimbursement	1.16%	1.17	%(3)
Ratio of Net Investment Income to Average Net Assets	2.13%	3.05	%(3)
Portfolio Turnover Rate	92.66%	89.39	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW New America Premier Equities Fund

Class I

	January 29, 2016 (Commencement of Operations) through October 31, 2016
Net Asset Value per Share, Beginning of Year	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08
Net Realized and Unrealized Gain on Investments	1.15

Total from Investment Operations	1.23

Net Asset Value per Share, End of Year	$11.23

Total Return	12.30	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$3,143
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.72	%(3)
After Expense Reimbursement	1.05	%(3)
Ratio of Net Investment Income to Average Net Assets	1.03	%(3)
Portfolio Turnover Rate(2)	73.83	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 29, 2016 (Commencement of operations) through October 31, 2016.

(3)	Annualized.

Financial Highlights

TCW New America Premier Equities Fund

Class N

	January 29, 2016 (Commencement of Operations) through October 31, 2016
Net Asset Value per Share, Beginning of Year	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08
Net Realized and Unrealized Gain on Investments	1.15

Total from Investment Operations	1.23

Net Asset Value per Share, End of Year	$11.23

Total Return	12.30	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,128
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.08	%(3)
After Expense Reimbursement	1.05	%(3)
Ratio of Net Investment Income to Average Net Assets	0.98	%(3)
Portfolio Turnover Rate	73.83	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 29, 2016 (Commencement of operations) through October 31, 2016.

(3)	Annualized.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$16.49	$16.71	$15.11	$11.77	$10.18

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.35	0.30	0.27	0.25	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.41	(0.24)	1.61	3.36	1.60

Total from Investment Operations	0.76	0.06	1.88	3.61	1.82

Less Distributions:
Distributions from Net Investment Income	(0.30)	(0.28)	(0.28)	(0.27)	(0.23)

Net Asset Value per Share, End of Year	$16.95	$16.49	$16.71	$15.11	$11.77

Total Return	4.66%	0.40%	12.49%	31.06%	18.03%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$165,331	$175,694	$195,400	$176,226	$99,787
Ratio of Expenses to Average Net Assets	0.87%	0.86%	0.86%	0.82%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.81%	1.67%	1.86%	1.95%
Portfolio Turnover Rate	19.13%	17.95%	17.33%	18.37%	23.15%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$16.76	$16.99	$15.34	$11.92	$10.29

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.31	0.26	0.23	0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.43	(0.25)	1.63	3.41	1.62

Total from Investment Operations	0.74	0.01	1.86	3.63	1.81

Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.24)	(0.21)	(0.21)	(0.18)

Net Asset Value per Share, End of Year	$17.23	$16.76	$16.99	$15.34	$11.92

Total Return	4.43%	0.10%	12.19%	30.71%	17.68%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$876,421	$878,544	$970,397	$887,435	$601,397
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.15%	1.14%	1.14%	1.11%	1.14%
After Expense Reimbursement	1.11%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.86%	1.53%	1.40%	1.60%	1.70%
Portfolio Turnover Rate	19.13%	17.95%	17.33%	18.37%	23.15%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$21.99	$22.09	$19.47	$14.91	$13.05

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.32	0.26	0.21	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(0.14)	2.65	4.53	1.82

Total from Investment Operations	0.51	0.12	2.86	4.72	1.98

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.22)	(0.24)	(0.16)	(0.12)
Distributions from Net Realized Gain	(0.87)	—	—	—	—

Total Distributions	(1.12)	(0.22)	(0.24)	(0.16)	(0.12)

Net Asset Value per Share, End of Year	$21.38	$21.99	$22.09	$19.47	$14.91

Total Return	2.61%	0.50%	14.79%	31.99%	15.33%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$480,174	$667,957	$700,484	$543,669	$741,996
Ratio of Expenses to Average Net Assets	0.88%	0.88%	0.88%	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.14%	1.02%	1.13%	1.14%
Portfolio Turnover Rate	14.71%	21.60%	18.77%	37.33%	19.71%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$21.91	$22.04	$19.44	$14.89	$13.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28	0.19	0.16	0.15	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(0.14)	2.65	4.52	1.83

Total from Investment Operations	0.47	0.05	2.81	4.67	1.96

Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.18)	(0.21)	(0.12)	(0.07)
Distributions from Net Realized Gain	(0.87)	—	—	—	—

Total Distributions	(1.07)	(0.18)	(0.21)	(0.12)	(0.07)

Net Asset Value per Share, End of Year	$21.31	$21.91	$22.04	$19.44	$14.89

Total Return	2.42%	0.20%	14.52%	31.64%	15.11%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$19,530	$25,084	$29,589	$75,450	$50,212
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.23%	1.20%	1.12%	1.13%	1.14%
After Expense Reimbursement	1.10%	1.16%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.35%	0.86%	0.77%	0.83%	0.92%
Portfolio Turnover Rate	14.71%	21.60%	18.77%	37.33%	19.71%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Mid Cap Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$22.43	$26.62	$26.56	$20.10	$17.43

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.17	0.13	0.16	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.34	(1.16)	2.70	6.48	2.63

Total from Investment Operations	0.52	(0.99)	2.83	6.64	2.78

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.12)	(0.14)	(0.17)	(0.11)
Distributions from Net Realized Gain	(2.77)	(3.08)	(2.63)	(0.01)	—

Total Distributions	(2.93)	(3.20)	(2.77)	(0.18)	(0.11)

Net Asset Value per Share, End of Year	$20.02	$22.43	$26.62	$26.56	$20.10

Total Return	3.53%	(4.58)%	11.09%	33.30%	16.04%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$74,840	$93,356	$114,823	$118,138	$95,698
Ratio of Expenses to Average Net Assets	0.98%	0.96%	0.95%	0.94%	1.01%
Ratio of Net Investment Income to Average Net Assets	0.96%	0.68%	0.49%	0.68%	0.79%
Portfolio Turnover Rate	17.81%	23.15%	21.67%	28.91%	32.87%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Mid Cap Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$21.90	$26.08	$26.07	$19.74	$17.06

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14	0.10	0.06	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.32	(1.12)	2.65	6.37	2.59

Total from Investment Operations	0.46	(1.02)	2.71	6.46	2.69

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.08)	(0.07)	(0.12)	(0.01)
Distributions from Net Realized Gain	(2.77)	(3.08)	(2.63)	(0.01)	—

Total Distributions	(2.86)	(3.16)	(2.70)	(0.13)	(0.01)

Net Asset Value per Share, End of Year	$19.50	$21.90	$26.08	$26.07	$19.74

Total Return	3.30%	(4.78)%	10.80%	32.90%	15.75%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$16,839	$19,559	$28,458	$36,875	$32,292
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.35%	1.30%	1.27%	1.32%	1.40%
After Expense Reimbursement	1.20%	1.21%	1.20%	1.23%	1.27%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.44%	0.23%	0.40%	0.53%
Portfolio Turnover Rate	17.81%	23.15%	21.67%	28.91%	32.87%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Select Equities Fund

Class I

	Year Ended October 31,
	2016	2015	2014		2013	2012
Net Asset Value per Share, Beginning of Year	$29.65	$26.71	$24.84		$19.81	$18.17

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.10)	(0.02)	(0.03)		0.03	(0.00	)(2)
Net Realized and Unrealized Gain (Loss) on Investments	(1.42)	3.80	2.71		5.34	1.86

Total from Investment Operations	(1.52)	3.78	2.68		5.37	1.86

Less Distributions:
Distributions from Net Investment Income	—	—	(0.00	)(2)	(0.05)	—
Distributions from Net Realized Gain	(2.07)	(0.84)	(0.81)		(0.29)	(0.22)

Total Distributions	(2.07)	(0.84)	(0.81)		(0.34)	(0.22)

Net Asset Value per Share, End of Year	$26.06	$29.65	$26.71		$24.84	$19.81

Total Return	(5.56)%	14.54%	11.01%		27.53%	10.37%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,264,622	$1,629,090	$1,611,400		$1,325,609	$802,524
Ratio of Expenses to Average Net Assets	0.89%	0.88%	0.86%		0.83%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.38)%	(0.08)%	(0.11)%		0.15%	(0.01)%
Portfolio Turnover Rate	14.05%	27.19%	25.79%		24.55%	19.74%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Select Equities Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$27.91	$25.26	$23.59	$18.84	$17.34

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.16)	(0.09)	(0.10)	(0.02)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.33)	3.58	2.58	5.06	1.78

Total from Investment Operations	(1.49)	3.49	2.48	5.04	1.72

Less Distributions:
Distributions from Net Realized Gain	(2.07)	(0.84)	(0.81)	(0.29)	(0.22)

Net Asset Value per Share, End of Year	$24.35	$27.91	$25.26	$23.59	$18.84

Total Return	(5.81)%	14.22%	10.73%	27.14%	10.06%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$151,174	$274,026	$227,231	$378,026	$292,448
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.16%	1.14%	1.13%	1.10%	1.14%
After Expense Reimbursement	1.14%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.64)%	(0.33)%	(0.40)%	(0.10)%	(0.31)%
Portfolio Turnover Rate	14.05%	27.19%	25.79%	24.55%	19.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$11.14	$11.22	$10.97	$11.34	$10.90

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19	0.18	0.21	0.21	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(0.04)	0.24	(0.27)	0.57

Total from Investment Operations	0.43	0.14	0.45	(0.06)	0.81

Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.19)	(0.20)	(0.20)	(0.28)
Distributions from Net Realized Gain	(0.10)	(0.03)	—	(0.11)	(0.09)

Total Distributions	(0.29)	(0.22)	(0.20)	(0.31)	(0.37)

Net Asset Value per Share, End of Year	$11.28	$11.14	$11.22	$10.97	$11.34

Total Return	3.97%	1.25%	4.14%	(0.49)%	7.57%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,421,267	$1,109,630	$646,372	$589,911	$501,448
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.51%	0.50%	0.49%	0.48%	0.49%
After Expense Reimbursement	0.49%	0.49%	0.47%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.57%	1.92%	1.89%	2.20%
Portfolio Turnover Rate	283.38%	332.85%	249.94%	197.42%	213.82%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund

Class N

	Year Ended October 31,
	2016	2015		2014	2013		2012
Net Asset Value per Share, Beginning of Year	$11.12	$11.20		$10.97	$11.34		$10.91

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16	0.14		0.18	0.17		0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(0.03)		0.22	(0.25)		0.56

Total from Investment Operations	0.40	0.11		0.40	(0.08)		0.77

Less Distributions:
Distributions from Net Investment Income	(0.17)	(0.16)		(0.17)	(0.18)		(0.25)
Distributions from Net Realized Gain	(0.10)	(0.03)		—	(0.11)		(0.09)

Total Distributions	(0.27)	(0.19)		(0.17)	(0.29)		(0.34)

Net Asset Value per Share, End of Year	$11.25	$11.12		$11.20	$10.97		$11.34

Total Return	3.66%	1.00%		3.68%	(0.74)%		7.21%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$487,223	$542,103		$608,129	$698,223		$530,935
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.79%	0.79%		0.80%	0.77%		0.79%
After Expense Reimbursement	0.77%	0.79	%(2)	N/A	0.77	%(2)	0.78%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.25%		1.59%	1.56%		1.86%
Portfolio Turnover Rate	283.38%	332.85%		249.94%	197.42%		213.82%

(1)	Computed using average shares outstanding throughout the period.

(2)	Reimbursement is less than 0.01%.

Financial Highlights

TCW Enhanced Commodity Strategy Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$5.30	$7.18	$7.61	$8.58	$8.73

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04	0.05	0.10	0.16	0.16
Net Realized and Unrealized Loss on Investments	(0.14)	(1.87)	(0.39)	(0.92)	(0.11)

Total from Investment Operations	(0.10)	(1.82)	(0.29)	(0.76)	0.05

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.06)	(0.11)	(0.16)	(0.18)
Distributions from Net Realized Gain	—	—	(0.03)	(0.05)	(0.02)

Total Distributions	(0.05)	(0.06)	(0.14)	(0.21)	(0.20)

Net Asset Value per Share, End of Year	$5.15	$5.30	$7.18	$7.61	$8.58

Total Return	(1.83)%	(25.47)%	(3.90)%	(9.05)%	0.55%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$725	$1,443	$1,934	$2,013	$2,218
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.74%	7.82%	5.90%	5.67%	5.94%
After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.88%	1.30%	2.01%	1.95%
Portfolio Turnover Rate	2.44%	10.68%	4.13%	54.20%	9.39%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Enhanced Commodity Strategy Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$5.31	$7.18	$7.61	$8.58	$8.73

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04	0.05	0.10	0.16	0.16
Net Realized and Unrealized Loss on Investments	(0.15)	(1.86)	(0.39)	(0.92)	(0.11)

Total from Investment Operations	(0.11)	(1.81)	(0.29)	(0.76)	0.05

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.06)	(0.11)	(0.16)	(0.18)
Distributions from Net Realized Gain	—	—	(0.03)	(0.05)	(0.02)

Total Distributions	(0.05)	(0.06)	(0.14)	(0.21)	(0.20)

Net Asset Value per Share, End of Year	$5.15	$5.31	$7.18	$7.61	$8.58

Total Return	(2.03)%	(25.36)%	(3.92)%	(9.05)%	0.55%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$496	$1,153	$1,546	$1,609	$1,773
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.21%	8.32%	6.45%	6.14%	6.30%
After Expense Reimbursement	0.75%	0.75%	0.73%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	0.83%	0.83%	1.27%	2.01%	1.94%
Portfolio Turnover Rate	2.44%	10.68%	4.13%	54.20%	9.39%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Global Bond Fund

Class I

	Year Ended October 31,				November 30, 2011 (Commencement of Operations) through October 31, 2012
	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Year	$9.85	$10.26	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.19	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(0.49)	(0.20)	(0.40)	0.99

Total from Investment Operations	0.39	(0.30)	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.22)	(0.09)	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.14)	(0.02)	(0.08)	(0.31)	—

Total Distributions	(0.36)	(0.11)	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Year	$9.88	$9.85	$10.26	$10.45	$10.97

Total Return	4.03%	(2.96)%	0.21%	(0.46)%	12.74	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$8,648	$7,878	$8,138	$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.48%	1.37%	1.39%	1.38%	1.42	%(3)
After Expense Reimbursement	1.05%	1.08%	1.12%	1.14%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	2.02%	1.92%	2.11%	3.31%	2.80	%(3)
Portfolio Turnover Rate	116.87%	147.16%	125.54%	135.67%	165.46	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 30, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Global Bond Fund

Class N

	Year Ended October 31,				November 30, 2011 (Commencement of Operations) through October 31, 2012
	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Year	$9.85	$10.26	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.19	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(0.49)	(0.20)	(0.40)	0.99

Total from Investment Operations	0.39	(0.30)	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.22)	(0.09)	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.14)	(0.02)	(0.08)	(0.31)	—

Total Distributions	(0.36)	(0.11)	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Year	$9.88	$9.85	$10.26	$10.45	$10.97

Total Return	4.03%	(2.96)%	0.21%	(0.46)%	12.74	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$7,586	$7,358	$7,565	$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.76%	1.64%	1.67%	1.62%	1.68	%(3)
After Expense Reimbursement	1.05%	1.08%	1.12%	1.14%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	2.02%	1.92%	2.12%	3.30%	2.79	%(3)
Portfolio Turnover Rate	116.87%	147.16%	125.54%	135.67%	165.46	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 30, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW High Yield Bond Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$6.18	$6.35	$6.33	$6.30	$5.99

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24	0.26	0.29	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(0.15)	0.04	0.06	0.37

Total from Investment Operations	0.30	0.11	0.33	0.39	0.70

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.28)	(0.31)	(0.36)	(0.37)
Distributions from Net Realized Gain	—	—	—	—	(0.02)

Total Distributions	(0.25)	(0.28)	(0.31)	(0.36)	(0.39)

Net Asset Value per Share, End of Year	$6.23	$6.18	$6.35	$6.33	$6.30

Total Return	5.06%	1.74%	5.25%	6.44%	12.03%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$20,265	$20,791	$20,649	$26,102	$35,006
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.03%	1.03%	0.90%	1.00%	1.14%
After Expense Reimbursement	0.55%	0.55%	0.53%	0.63%	N/A
Ratio of Net Investment Income to Average Net Assets	3.88%	4.11%	4.60%	5.14%	5.39%
Portfolio Turnover Rate	244.36%	195.97%	145.14%	114.95%	111.02%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW High Yield Bond Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$6.23	$6.41	$6.37	$6.35	$6.02

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.25	0.28	0.32	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.07	(0.17)	0.05	0.06	0.38

Total from Investment Operations	0.29	0.08	0.33	0.38	0.71

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.26)	(0.29)	(0.36)	(0.36)
Distributions from Net Realized Gain	—	—	—	—	(0.02)

Total Distributions	(0.24)	(0.26)	(0.29)	(0.36)	(0.38)

Net Asset Value per Share, End of Year	$6.28	$6.23	$6.41	$6.37	$6.35

Total Return	4.82%	1.34%	5.24%	6.12%	12.11%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$7,526	$15,910	$12,555	$14,620	$20,498
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40%	1.38%	1.39%	1.34%	1.51%
After Expense Reimbursement	0.80%	0.80%	0.78%	0.83%	1.17%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.87%	4.30%	4.96%	5.34%
Portfolio Turnover Rate	244.36%	195.97%	145.14%	114.95%	111.02%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Short Term Bond Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.69	$8.75	$8.80	$8.85	$8.77

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05	0.05	0.06	0.09	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.02	(0.03)	0.00 (2)	(0.03)	0.13

Total from Investment Operations	0.07	0.02	0.06	0.06	0.24

Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.08)	(0.11)	(0.11)	(0.15)
Distributions from Return of Capital	—	—	—	—	(0.01)

Total Distributions	(0.06)	(0.08)	(0.11)	(0.11)	(0.16)

Net Asset Value per Share, End of Year	$8.70	$8.69	$8.75	$8.80	$8.85

Total Return	0.84%	0.25%	0.65%	0.67%	2.74%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$7,698	$9,614	$21,080	$15,202	$12,814
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.46%	1.57%	1.23%	1.33%	1.63%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.53%	0.70%	1.01%	1.21%
Portfolio Turnover Rate	46.36%	8.51%	67.27%	71.48%	81.91%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Total Return Bond Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$10.28	$10.31	$10.13	$10.27	$9.76

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.26	0.25	0.27	0.27	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(0.02)	0.18	0.06	0.64

Total from Investment Operations	0.37	0.23	0.45	0.33	1.16

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.22)	(0.27)	(0.33)	(0.63)
Distributions from Net Realized Gain	(0.07)	(0.04)	—	—	(0.02)
Distributions from Return of Capital	—	—	—	(0.14)	—

Total Distributions	(0.32)	(0.26)	(0.27)	(0.47)	(0.65)

Net Asset Value per Share, End of Year	$10.33	$10.28	$10.31	$10.13	$10.27

Total Return	3.63%	2.24%	4.49%	3.26%	12.35%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$8,042,194	$6,360,295	$6,129,426	$5,085,781	$5,837,581
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.60%	0.60%	0.59%	0.57%	0.57%
After Expense Reimbursement	0.49%	0.49%	0.47%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.46%	2.65%	2.60%	5.21%
Portfolio Turnover Rate	318.48%	287.85%	201.30%	190.79%	123.43%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$10.60	$10.64	$10.45	$10.61	$10.09

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24	0.23	0.25	0.24	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(0.04)	0.19	0.07	0.65

Total from Investment Operations	0.35	0.19	0.44	0.31	1.17

Less Distributions:
Distributions from Net Investment Income	(0.23)	(0.19)	(0.25)	(0.33)	(0.63)
Distributions from Net Realized Gain	(0.07)	(0.04)	—	—	(0.02)
Distributions from Return of Capital	—	—	—	(0.14)	—

Total Distributions	(0.30)	(0.23)	(0.25)	(0.47)	(0.65)

Net Asset Value per Share, End of Year	$10.65	$10.60	$10.64	$10.45	$10.61

Total Return	3.35%	1.83%	4.24%	2.96%	12.03%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,762,803	$2,399,850	$2,177,160	$2,492,073	$2,342,406
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.87%	0.88%	0.87%	0.83%	0.83%
After Expense Reimbursement	0.79%	0.79%	0.77%	0.73%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.17%	2.36%	2.31%	5.02%
Portfolio Turnover Rate	318.48%	287.85%	201.30%	190.79%	123.43%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Developing Markets Equity Fund

Class I

	Year Ended October 31, 2016		June 30, 2015 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Year	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.38		(1.39)

Total from Investment Operations	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(4)	—

Net Asset Value per Share, End of Year	$9.10		$8.62

Total Return	5.63%		(13.80	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$3,577		$3,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.56%		7.09	%(3)
After Expense Reimbursement	1.25%		1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	1.15%		0.30	%(3)
Portfolio Turnover Rate	154.70%		54.34	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.

(3)	Annualized.

(4)	Amount is less than $0.005.

Financial Highlights

TCW Developing Markets Equity Fund

Class N

	Year Ended October 31, 2016		June 30, 2015 (Commencement of Operations) through October 31, 2015
Net Asset Value per Share, Beginning of Year	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.38		(1.39)

Total from Investment Operations	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.00	)(4)	—

Net Asset Value per Share, End of Year	$9.10		$8.62

Total Return	5.63%		(13.80	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,364		$1,297
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.80%		8.39	%(3)
After Expense Reimbursement	1.25%		1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	1.15%		0.29	%(3)
Portfolio Turnover Rate	154.70%		54.34	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.

(3)	Annualized.

(4)	Amount is less than $0.005.

Financial Highlights

TCW Emerging Markets Income Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$7.67	$8.57	$8.53	$9.30	$8.43

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.55	0.38	0.47	0.55	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.52	(0.87)	(0.01)	(0.59)	0.75

Total from Investment Operations	1.07	(0.49)	0.46	(0.04)	1.39

Less Distributions:
Distributions from Net Investment Income	(0.40)	(0.39)	(0.42)	(0.44)	(0.52)
Distributions from Net Realized Gain	—	—	—	(0.22)	—
Distributions from Return of Capital	—	(0.02)	—	(0.07)	—

Total Distributions	(0.40)	(0.41)	(0.42)	(0.73)	(0.52)

Net Asset Value per Share, End of Year	$8.34	$7.67	$8.57	$8.53	$9.30

Total Return	14.29%	(5.75)%	5.52%	(0.68)%	16.99%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,574,798	$2,733,679	$4,602,207	$4,260,067	$4,223,485
Ratio of Expenses to Average Net Assets	0.87%	0.88%	0.85%	0.83%	0.84%
Ratio of Net Investment Income to Average Net Assets	6.95%	4.79%	5.44%	6.09%	7.24%
Portfolio Turnover Rate	214.73%	172.93%	165.55%	150.21%	174.98%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Income Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$9.89	$11.05	$11.01	$11.93	$10.81

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.68	0.46	0.57	0.68	0.81
Net Realized and Unrealized Gain (Loss) on Investments	0.67	(1.11)	(0.02)	(0.76)	0.93

Total from Investment Operations	1.35	(0.65)	0.55	(0.08)	1.74

Less Distributions:
Distributions from Net Investment Income	(0.49)	(0.48)	(0.51)	(0.53)	(0.62)
Distributions from Net Realized Gain	—	—	—	(0.22)	—
Distributions from Return of Capital	—	(0.03)	—	(0.09)	—

Total Distributions	(0.49)	(0.51)	(0.51)	(0.84)	(0.62)

Net Asset Value per Share, End of Year	$10.75	$9.89	$11.05	$11.01	$11.93

Total Return	13.98%	(5.96)%	5.11%	(0.86)%	16.64%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$534,151	$521,413	$782,384	$1,419,298	$1,286,033
Ratio of Expenses to Average Net Assets:	1.15%	1.16%	1.13%	1.10%	1.11%
Ratio of Net Investment Income to Average Net Assets	6.71%	4.50%	5.21%	5.83%	7.23%
Portfolio Turnover Rate	214.73%	172.93%	165.55%	150.21%	174.98%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.18	$9.69	$10.14	$10.52	$9.89

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.52	0.46	0.55	0.54	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.43	(1.94)	(0.88)	(0.62)	0.23

Total from Investment Operations	0.95	(1.48)	(0.33)	(0.08)	0.87

Less Distributions:
Distributions from Net Investment Income	—	—	—	(0.06)	(0.18)
Distributions from Return of Capital	—	(0.03)	(0.12)	(0.24)	(0.06)

Total Distributions	—	(0.03)	(0.12)	(0.30)	(0.24)

Net Asset Value per Share, End of Year	$9.13	$8.18	$9.69	$10.14	$10.52

Total Return	11.61%	(15.35)%	(3.29)%	(0.89)%	9.02%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$97,650	$102,034	$178,828	$237,695	$122,196
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.00%	1.00%	0.95%	0.90%	0.96%
After Expense Reimbursement	0.99%	0.99%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	6.12%	5.20%	5.61%	5.19%	6.39%
Portfolio Turnover Rate	209.07%	250.10%	223.55%	290.24%	252.93%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.17	$9.69	$10.13	$10.52	$9.89

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.48	0.46	0.58	0.54	0.62
Net Realized and Unrealized Gain (Loss) on Investments	0.47	(1.95)	(0.91)	(0.64)	0.25

Total from Investment Operations	0.95	(1.49)	(0.33)	(0.10)	0.87

Less Distributions:
Distributions from Net Investment Income	—	—	—	(0.05)	(0.18)
Distributions from Return of Capital	—	(0.03)	(0.11)	(0.24)	(0.06)

Total Distributions	—	(0.03)	(0.11)	(0.29)	(0.24)

Net Asset Value per Share, End of Year	$9.12	$8.17	$9.69	$10.13	$10.52

Total Return	11.63%	(15.37)%	(3.37)%	(0.91)%	8.92%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$15,325	$153,270	$55,028	$113,380	$89,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.31%	1.25%	1.24%	1.15%	1.25%
After Expense Reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	6.05%	5.29%	5.87%	5.15%	6.20%
Portfolio Turnover Rate	209.07%	250.10%	223.55%	290.24%	252.93%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund

Class I

	Year Ended October 31,			June 28, 2013 (Commencement of Operations) through October 31, 2013
	2016	2015	2014
Net Asset Value per Share, Beginning of Year	$9.63	$10.97	$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.35	0.24	0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.65	(1.38)	0.14	0.61

Total from Investment Operations	1.00	(1.14)	0.36	0.68

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.20)	(0.07)	—

Net Asset Value per Share, End of Year	$10.39	$9.63	$10.97	$10.68

Total Return	10.75%	(10.53)%	3.43%	6.80	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$37,173	$39,739	$53,652	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.57%	1.47%	1.43%	1.72	%(3)
After Expense Reimbursement	1.23%	1.23%	1.21%	1.26	%(3)
Ratio of Net Investment Income to Average Net Assets	3.74%	2.31%	2.04%	2.06	%(3)
Portfolio Turnover Rate	227.75%	145.86%	151.61%	52.53	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period June 28, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund

Class N

	Year Ended October 31,			June 28, 2013 (Commencement of Operations) through October 31, 2013
	2016	2015	2014
Net Asset Value per Share, Beginning of Year	$9.59	$10.92	$10.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.36	0.24	0.22	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.64	(1.37)	0.15	0.56

Total from Investment Operations	1.00	(1.13)	0.37	0.62

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.20)	(0.07)	—

Net Asset Value per Share, End of Year	$10.35	$9.59	$10.92	$10.62

Total Return	10.78%	(10.50)%	3.54%	6.20	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$5,088	$4,107	$89	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.15%	2.15%	48.38%	480.73	%(3)
After Expense Reimbursement	1.23%	1.23%	1.21%	1.26	%(3)
Ratio of Net Investment Income to Average Net Assets	3.79%	2.38%	2.01%	1.72	%(3)
Portfolio Turnover Rate	227.75%	145.86%	151.61%	52.53	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period June 28, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW International Growth Fund

Class I

	Year Ended October 31,			October 31, 2012 (Commencement of Operations) through October 31, 2013
	2016	2015	2014
Net Asset Value per Share, Beginning of Year	$10.15	$12.31	$12.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12	0.07	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)	(0.65)	0.30	1.99

Total from Investment Operations	(0.14)	(0.58)	0.40	2.04

Less Distributions:
Distributions from Net Investment Income	(0.22)	(0.19)	(0.09)	—
Distributions from Net Realized Gain	—	(1.39)	(0.04)	—

Total Distributions	(0.22)	(1.58)	(0.13)	—

Net Asset Value per Share, End of Year	$9.79	$10.15	$12.31	$12.04

Total Return	(1.45)%	(4.74)%	3.27%	20.40%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,055	$1,316	$1,383	$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.64%	5.05%	4.95%	7.74%
After Expense Reimbursement	1.04%	1.04%	1.04%	1.04%
Ratio of Net Investment Income to Average Net Assets	1.23%	0.63%	0.82%	0.46%
Portfolio Turnover Rate	140.02%	223.01%	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Growth Fund

Class N

	Year Ended October 31,			October 31, 2012 (Commencement of Operations) through October 31, 2013
	2016	2015	2014
Net Asset Value per Share, Beginning of Year	$10.10	$12.27	$12.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09	0.03	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)	(0.64)	0.30	1.99

Total from Investment Operations	(0.18)	(0.61)	0.36	2.01

Less Distributions:
Distributions from Net Investment Income	(0.18)	(0.17)	(0.06)	—
Distributions from Net Realized Gain	—	(1.39)	(0.04)	—

Total Distributions	(0.18)	(1.56)	(0.10)	—

Net Asset Value per Share, End of Year	$9.74	$10.10	$12.27	$12.01

Total Return	(1.77)%	(5.03)%	2.92%	20.10%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,158	$1,173	$1,234	$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.27%	5.18%	5.23%	7.99%
After Expense Reimbursement	1.31%	1.34%	1.34%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.32%	0.52%	0.15%
Portfolio Turnover Rate	140.02%	223.01%	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Small Cap Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.57	$8.72	$8.92	$7.83	$7.68

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	0.01	0.01	(0.01)	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(0.11)	(0.13)	1.55	0.13

Total from Investment Operations	(0.03)	(0.10)	(0.12)	1.54	0.22

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.05)	(0.08)	(0.45)	(0.07)

Net Asset Value per Share, End of Year	$8.17	$8.57	$8.72	$8.92	$7.83

Total Return	(0.49)%	(1.07)%	(1.39)%	20.77%	2.92%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$5,684	$7,274	$19,786	$24,266	$18,354
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.40%	1.67%	1.37%	1.36%	1.32%
After Expense Reimbursement	1.44%	1.44%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29%	0.17%	0.12%	(0.17)%	1.16%
Portfolio Turnover Rate	128.62%	243.88%	259.88%	301.86%	139.84%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Small Cap Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.58	$8.72	$8.92	$7.82	$7.68

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03	0.03	0.00 (2)	(0.02)	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	(0.12)	(0.13)	1.56	0.12

Total from Investment Operations	(0.04)	(0.09)	(0.13)	1.54	0.20

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.05)	(0.07)	(0.44)	(0.06)

Net Asset Value per Share, End of Year	$8.17	$8.58	$8.72	$8.92	$7.82

Total Return	(0.60)%	(1.03)%	(1.52)%	20.77%	2.75%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$3,143	$3,440	$9,437	$11,847	$11,715
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.88%	2.09%	1.75%	1.67%	1.64%
After Expense Reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%	0.40%	0.04%	(0.23)%	1.00%
Portfolio Turnover Rate	128.62%	243.88%	259.88%	301.86%	139.84%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Conservative Allocation Fund

Class I

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$12.50	$12.24	$11.66	$10.91	$10.51

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17	0.13	0.11	0.22	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	0.33	0.67	0.79	0.51

Total from Investment Operations	0.10	0.46	0.78	1.01	0.83

Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.14)	(0.20)	(0.26)	(0.20)
Distributions from Net Realized Gain	(0.28)	(0.06)	—	—	(0.23)

Total Distributions	(0.47)	(0.20)	(0.20)	(0.26)	(0.43)

Net Asset Value per Share, End of Year	$12.13	$12.50	$12.24	$11.66	$10.91

Total Return	0.78%	3.88%	6.66%	9.42%	8.35%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$28,982	$33,909	$30,746	$27,121	$14,705
Ratio of Expenses to Average Net Assets:(2)
Before Expense Reimbursement	0.30%	0.25%	0.29%	0.40%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.01%	0.94%	1.96%	2.98%
Portfolio Turnover Rate	37.62%	30.24%	40.56%	57.98%	59.12%

(1)	Computed using average shares outstanding throughout the period.

(2)	Does not include expenses of the underlying affiliated funds.

Financial Highlights

TCW Conservative Allocation Fund

Class N

	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$12.44	$12.17	$11.61	$10.89	$10.51

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11	0.04	0.05	0.18	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)	0.35	0.66	0.78	0.52

Total from Investment Operations	0.03	0.39	0.71	0.96	0.81

Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.06)	(0.15)	(0.24)	(0.20)
Distributions from Net Realized Gain	(0.28)	(0.06)	—	—	(0.23)

Total Distributions	(0.40)	(0.12)	(0.15)	(0.24)	(0.43)

Net Asset Value per Share, End of Year	$12.07	$12.44	$12.17	$11.61	$10.89

Total Return	0.31%	3.31%	6.07%	8.97%	8.09%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,597	$1,876	$807	$1,047	$815
Ratio of Expenses to Average Net Assets:(2)
Before Expense Reimbursement	1.54%	1.61%	3.20%	2.84%	2.70%
After Expense Reimbursement	0.82%	0.84%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.36%	0.41%	1.58%	2.72%
Portfolio Turnover Rate	37.62%	30.24%	40.56%	57.98%	59.12%

(1)	Computed using average shares outstanding throughout the period.

(2)	Does not include expenses of the underlying affiliated funds.

Glossary

American Depository Receipts (ADRs) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

American Depository Shares (ADSs) — Receipts for the shares of a foreign-based corporation held in the vault of a U.S. bank and entitling the shareholder to dividends and capital gains.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large-cap equity portfolios.

Credit Default Swap — An agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is often a lender who faces credit risk from a third party borrower, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset at its full notional value or “par value” (principal plus remaining interest).

Credit-Linked Note — A type of structured note that contains an embedded credit default swap, which allows the issuer to transfer specific credit risks to buyers of the security in exchange for the issuer’s promise to make principal and interest payments. This allows the issuer to hedge its own risk with respect to a reference asset such as a default, credit spread or ratings change. In exchange for a right to interest and/or principal payments, the buyer of a credit-linked note agrees to assume exposure to the underlying reference asset to the buyer’s investment.

Distribution and/or Service (12b-1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired.

Emerging and Developing Market Country — A country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

Exchange-Traded Funds (ETFs) — ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange, including the NASDAQ National Market System.

Exchange-Traded Notes (ETNs) — ETNs are senior, unsecured, unsubordinated deft securities issued by banks or other financial institutions. Each ETN has a maturity date and is backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of a market benchmark or strategy.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Forward Contract — A specific form of counterparty agreement under which a commodity or financial instrument is bought or sold at a certain price agreed on today (date of contract), but is to be delivered on a stated future (forward) date in settlement of the agreement. If the value of the underlying commodity or financial instrument changes, the value of the forward contract becomes positive or negative depending on the position held.

Futures — A standardized, transferable, exchange-traded contract that requires delivery of a security, commodity, bond, currency or stock index, at a specified price, on a specified future date. Futures represent a pledge to make a certain transaction at a future date and are usually cash settled before the close out date by a party to the contract.

Global Depository Receipts (GDRs) — Receipts for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Asia, Europe, the United Stated and Latin America to offer shares in many markets around the world.

Growth Companies — Companies that have exhibited faster-than-average gains in earnings over the last few years and are expected to continue to show a high level of profit growth. Growth companies are generally riskier investments than average companies, however, since they usually have higher price-to-earnings ratios and make little or no dividend payments to shareholders.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Swap — A specific form of counterparty agreement where one stream of future interest payments is exchanged for another based on a specified principal or notional amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often LIBOR). Interest rate swaps are used to limit or manage exposure to interest rate fluctuations.

Intrinsic Value — A company’s long-term value. The valuation is determined by applying data inputs to a valuation theory or model.

Junk Bonds — Junk bonds or high yield bonds are bonds that have a credit rating of BB or lower by ratings agencies such as Moody’s Investor Service, Inc. or Standard & Poor’s

Corporation. These bonds typically pay a higher yield to compensate for the greater credit risk.

Large-Capitalization Companies — Large-capitalization companies are established companies that are considered “known quantities.” Large-capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

LIBOR — London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars).

Maturity — The date at which a debt instrument is due and payable.

Money Market Instruments — High quality, short term debt instruments. A money market instrument typically matures in 397 days or less.

Options — An owner of a call (put) option has the right (but not the obligation) to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. The writer of a call (put) option has the obligation to sell (purchase) the underlying security at a specified price, until a specified date.

Price-to-Earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Price-to-Book (P/B) Ratio — The weighted average of the price-to-book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Small- and Mid-Capitalization Companies — Small- and Mid-capitalization companies are less well established companies but in many cases are faster-growing than large-capitalization companies. Because they are less established, small- and mid-capitalization companies’ stocks are usually more volatile than large-capitalization companies’ stocks.

Tiered Index Bond — Typically a mortgage-backed security that maintains a fixed coupon, provided that a reference rate (usually LIBOR) remains below a stated “strike” level. In the event the reference rate rises above the “strike” level, the security behaves like an inverse floater security.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Total Return Swap — A specific form of counterparty agreement in which one party makes payments based on a set rate, either fixed or variable, and the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans or bonds. This asset is owned by the party receiving the set rate payment.

Total return swaps allow the party receiving the total return to gain exposure and benefit from a referenced asset without actually having to own it.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Value Companies — Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

Weighted Average Duration — The average duration of securities in an investment portfolio weighted by market value.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

TCW Funds, Inc. 865 South Figueroa Street More information on each Fund is available free upon request by calling 800 FUND TCW Los Angeles, California 90017 (386 3829), or on the Internet at www.TCW.com, including the following: 800 FUND TCW (800 386 3829) Annual/Semi-Annual Report Additional information about each Fund’s investments is in the Funds’ annual and www.TCW.com semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that signi?cantly affected each Fund’s performance during its last fiscal year. Statement of Additional Information (SAI) The SAI provides more details about each Fund and its policies. A current SAI is on ?le with the SEC, is incorporated by reference, and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C. Shareholder Account Information For additional information, such as transaction and account inquiries: Call 800 248 4486, or send your request to: TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O Box 701 Milwaukee, WI 53201-0701 You can obtain copies of reports and other information about the Funds (including the SAI) on the EDGAR Database on the SEC’s website at www.sec.gov, by visiting the SEC’s Public Reference Room in Washington, D.C., by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551 8090. SEC File Number 811-7170 FUNDp0217

FEBRUARY 28
2017
Statement of Additional Information
U.S. EQUITY FUNDS U.S. FIXED INCOME FUNDS INTERNATIONAL FUNDS
TCW Focused Equities Fund TCW Core Fixed Income Fund Fund TCW Developing Markets Equity Fund
(formerly TCW Concentrated Value Fund) (I Share: TGCFX; N Share: TGFNX) (I Share: TGDMX; N Share: TGDPX)
(I Share: TGFFX; N Share: TGFVX) TCW Enhanced Commodity TCW Emerging Markets Income Fund TCW Global Real Estate Fund Strategy Fund* (I Share: TGEIX; N Share: TGINX)
(I Share: TGREX; N Share: TGRYX) (I Share: TGGWX; N Share: TGABX) TCW Emerging Markets
TCW High Dividend Equities Fund TCW Global Bond Fund Local Currency Income Fund
(I Share: TGHDX; N Share: TGDEX) (I Share: TGWIX; N Share: TGWNX)
(I Share: TGGBX; N Share: TGGFX)
TCW New America Premier Equities Fund TCW Emerging Markets
(I Share: TGUSX; N Share: TGUNX) TCW High Yield Bond Fund
(I Share: TGHYX; N Share: TGHNX) Multi-Asset Opportunities Fund TCW Relative Value Dividend (I Share: TGMAX; N Share: TGMEX)
Appreciation Fund TCW Short Term Bond Fund
(I Share: TGSMX) TCW International Growth Fund
(I Share: TGDFX; N Share: TGIGX) TCW Total Return Bond Fund (I Share: TGIBX; N Share: TGIDX)
TCW Relative Value Large Cap Fund (I Share: TGLMX; N Share: TGMNX) TCW International Small Cap Fund
(I Share: TGDIX; N Share: TGDVX) (I Share: TGICX; N Share: TGNIX)
TCW Relative Value Mid Cap Fund
(I Share: TGVOX; N Share: TGVNX)
TCW Select Equities Fund ASSET ALLOCATION FUND
(I Share: TGCEX; N Share: TGCNX) TCW Conservative Allocation Fund
(I Share: TGPCX; N Share: TGPNX)
This Statement of Additional Information is not a prospectus but contains information in addition to, and more detailed than, that set forth in the Prospectus, dated the same date, which describes each of the separate investment series (each, a “Fund” and collectively, the “Funds”) of TCW Funds, Inc. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing to TCW Funds, Inc., Attention: Investor Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Investor Relations Department at 800 FUND TCW (800 386 3829). This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. Each Fund’s audited financial statements in the Annual Report to Shareholders and the reports of the Funds’ independent registered public accounting firm are incorporated by reference herein.
* TCW Enhanced Commodity Strategy Fund is not currently available to the public.
TCW Funds, Inc. | 865 South Figueroa Street | Los Angeles, California 90017 | 800 FUND TCW (800 386 3829 | www.TCW.com

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GENERAL INFORMATION

TCW Funds, Inc. (the “Corporation”) was incorporated as a Maryland corporation on September 15, 1992 and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end, management investment company. The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of TCW Investment Management Company LLC (the “Advisor”). The Corporation has agreed to change its name and the name of its series at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Corporation currently consists of 21 series (each, a “Fund,” and collectively, the “Funds”), each of which has separate assets and liabilities. Each Fund offers two classes of shares: Class I shares and Class N shares, except for the TCW Short Term Bond Fund, which only offers Class I shares. The TCW Conservative Allocation Fund is a fund of funds, which seeks to achieve its investment objective by investing primarily in the Class I shares of the other Funds, certain of the TCW Alternative Funds, another mutual fund managed by the Advisor (the “TCW Alternative Funds”), and certain Metropolitan West Funds, a mutual fund complex managed by an affiliate of the Advisor (the “Metropolitan West Funds,” and such Metropolitan West Funds collectively with the TCW Alternative Funds and the other Funds in which the TCW Conservative Allocation Fund invests, the “Underlying Funds”).

Each Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”), except for the TCW Enhanced Commodity Strategy Fund, TCW Developing Markets Equity Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Bond Fund, and TCW International Growth Fund, which are classified as non-diversified funds under the 1940 Act. A Fund is “diversified” under the 1940 Act if, with respect to 75% of the Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to investments in U.S. government securities). A Fund is not subject to this limitation with respect to the remaining 25% of its total assets. A Fund that is considered non-diversified under the 1940 Act will, however, remain subject to a diversification requirement under applicable tax laws that is less strict than under the 1940 Act.

Shares of any Fund may be exchanged for shares of the Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed money market mutual fund, and shares of the Fidelity Prime Money Market Portfolio may be exchanged for shares of any Fund. For information concerning the Fidelity Prime Money Market Portfolio, please refer to the prospectus for the Fidelity Prime Money Market Portfolio, a copy of which may be obtained by calling (800) 386-3829.

INVESTMENT PRACTICES

The Funds may, but are not required to, utilize, among others, one or more of the strategies or securities set forth below, which supplement the principal investment strategies of the Funds described in the Prospectus. The Funds may also invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions. The investment strategies described below may be pursued directly by the Underlying Funds. As a general matter, the TCW Conservative Allocation Fund normally does not invest directly in securities. However, the TCW Conservative Allocation Fund is subject to the strategies and risks described below indirectly through its investments in the Underlying Funds.

In addition, the TCW Enhanced Commodity Strategy Fund may pursue its investment objective by investing in the TCW Cayman Enhanced Commodity Fund, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor, has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than permitted for the Fund. The Fund and the Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

Strategies and Investments Available to All Funds

Money Market Instruments. The Funds may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

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Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $250,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $250,000 principal amount per certificate and to 15% or less of a Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper. Commercial paper rated within the two highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, that is determined by the Advisor to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund’s investment in illiquid and restricted securities.

Investments in Other Investment Company Securities. Under the 1940 Act, a Fund (other than the TCW Conservative Allocation Fund) may not (i) own more than 3% of the outstanding voting stock of an investment company, (ii) invest more than 5% of its total assets in any one investment company, or (iii) invest more than 10% of its total assets in the securities of investment companies. Such investments may include open-end investment companies, closed-end investment companies, exchange-traded funds (“ETFs”), business development companies (“BDCs”), real estate investment trusts (“REITs”) and unit investment trusts (“UITs”). In some instances, a Fund may invest in an investment company in excess of these limits. This may occur, for instance, in “cash sweep” arrangements in which a Fund invests all or a portion of its available cash in a money market fund. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Any expenses incurred by investing in other investment companies, including advisory fees and operating costs charged by those vehicles, are in addition to the expenses a Fund pays in connection with its own operations. In addition, a Fund would pay brokerage costs associated with its purchases of shares of these vehicles. These limitations do not apply to investments in investment companies that are not registered with the SEC, such as private funds and offshore funds.

The 1940 Act permits the TCW Conservative Allocation Fund to invest beyond the limitations discussed above so long as the investments are in funds that are part of the “same group of investment companies” as the TCW Conservative Allocation Fund (the other Funds, the TCW Alternative Funds and certain Metropolitan West Funds). The TCW Conservative Allocation Fund may, generally, also purchase shares of funds that are not part of the same group of investment companies as the TCW Conservative Allocation Fund (subject to the limits discussed above for unaffiliated funds) as well as stocks, bonds and other securities not issued by a Fund or other investment company. The TCW Conservative Allocation Fund may also invest in money market funds. Alternatively, the TCW Conservative Allocation Fund may limit its investments to not more than 3% of any unaffiliated fund, in which case it will not be subject to the 5% and 10% limits if it and all of its affiliated persons choose to adhere to such 3% limit.

In addition, certain ETFs have obtained exemptive orders from the SEC that allows the Funds to invest in those ETFs beyond the limits described above.

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Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which a Fund may invest are ETFs, which consists of Portfolio Depository Receipts (“PDRs”) and Index Fund Shares. ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic index (an “Index Fund”). Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as “Creation Units” are redeemable from the sponsor of the UIT.

Similarly, block sizes of Index Fund Shares, also known as “Creation Units,” are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund, and a Fund investing in ETFs will indirectly bear the risk of those investments.

Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

Strategies and Investments Available to all Funds (except the TCW Conservative Allocation Fund)

Lending of Portfolio Securities. Each of the Funds may, consistent with applicable regulatory requirements, lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans (i) are callable at any time by the Funds (subject to the notice provisions described below), and (ii) are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent, or securities of the United States government (or its agencies or instrumentalities) maintained in a segregated account and equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend more than 25% of the value of its total assets, including collateral received for securities lent. A loan may be terminated by the borrower on one business day’s notice, or by a Fund on two business days’ notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Advisor to be creditworthy. Upon termination of a loan, the borrower is required to return the securities to the lending Fund. Any gain or loss in the marketplace during the loan period would inure to the lending Fund. A Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

Borrowing. Except as described below, a Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s net assets. A Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowing not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a

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result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, a Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. (These types of transactions are negotiated directly with a counterparty, rather than through an exchange.) When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

When, As and If Issued Securities. A Fund may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. government securities or other liquid securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three business days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. Each Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

Options. Each of the Funds may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”). A Fund may purchase and sell American or European style options. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Advisor.

As investment companies registered with the SEC, the Funds must “set aside” (often referred to as “asset segregation”) liquid assets equal in value to market value of the underlying securities (less margin on deposit) or strike price to “cover” any written call or put options it enters into. Alternatively, a Fund may cover a written call option by holding the underlying security or purchasing an offsetting call option (see “Covered Call Writing” below). Similarly, a Fund may cover a written put option by selling the underlying security short at the strike price or purchasing an offsetting put option (see “Covered Put Writing” below).

Covered Call Writing. Each of the Funds is permitted to write covered call options on securities, the U.S. dollar and foreign currencies. Generally, a call option is “covered” if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject

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to the option, or otherwise segregates sufficient cash or other liquid assets to cover the outstanding position. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by the Fund in cash or other liquid assets which the Fund has segregated for this purpose.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium” (i.e., the price of the option). Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

With respect to listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Covered Put Writing. Each of the Funds is permitted to write covered put options. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put option, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put option is “covered” if, at all times during the option period, a Fund maintains, in a segregated account, cash or other liquid assets in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by a Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash or other liquid assets which the Fund holds in a segregated account. In writing a put option, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the put option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

Purchasing Call and Put Options. Each of the Funds may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. A call option purchased to effect a

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closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call option purchased is likely to be on the same securities (currencies) and have the same terms as the written call option. If purchased over-the-counter, the call option would generally be acquired from the dealer or financial institution which purchased the call option written by a Fund.

The Funds may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put option purchased in an amount greater than the premium paid for the put option, the Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option being sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

Limitations on the Use of Futures, Options and Swaps. The Advisor currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act of 1936, as amended (the “CEA”), and, therefore, is not subject to registration or regulation as a CPO under the CEA in respect of the TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, TCW Developing Markets Equity Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Bond Fund, TCW Global Real Estate Fund, TCW High Dividend Equities Fund, TCW High Yield Bond Fund, TCW International Growth Fund, TCW International Small Cap Fund, TCW Short Term Bond Fund and TCW Total Return Bond Fund. As of the date of this Statement of Additional Information (this “SAI”), the Advisor does not expect to register as a CPO of the Funds listed above. However, there is no certainty that these Funds or the Advisor will be able to rely on the exclusion in the future as the Funds’ investments change over time. In order to be eligible to rely on the exclusion, any of these Funds may enter into futures, options, forwards, and swaps that do not constitute bona fide hedging only if, immediately thereafter, (i) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund’s liquidation value, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, and provided that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in computing such 5%; or (ii) the aggregate net notional value of such positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s liquidation value, after taking into account unrealized profits and unrealized losses on any such positions it has entered into.

The Advisor is registered with the Commodity Futures Trading Commission (the “CFTC”) as a CPO with respect to the TCW Enhanced Commodity Strategy Fund and the Subsidiary and is a member of the National Futures Association (“NFA”) in such capacity. However, the Advisor currently operates pursuant to regulations under the CEA that exempt the Advisor from many of the requirements otherwise applicable to CPOs.

Futures Contracts. Each of the Funds may purchase and sell interest rate, currency, and index futures contracts (“futures contracts”), on securities eligible for purchase by the Fund. Subject to certain limitations, a Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

In connection with the purchase or sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by owning the instruments underlying the futures contracts, by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts, or by holding a separate offsetting option permitting it to purchase or sell the same futures contract. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating or “earmarking” liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” a Fund is permitted to segregate or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of such contracts.

A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Advisor anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. A Fund may purchase or sell futures

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on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts to “lock in” the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security’s denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. The Advisor will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

All futures contracts are marked to market and settled daily. A Fund may be required to deposit cash or U.S. government securities, called “variation margin,” with the Fund’s futures commission merchant (“FCM”) to satisfy its losses due to price fluctuations in the futures contract. Conversely, a Fund may request that its FCM deliver any gains due to price fluctuations in the futures account to the Fund’s custodian.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position is usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.

A Fund’s investments in foreign futures will depend on the laws and regulations of the appropriate foreign jurisdiction. None of the CFTC, NFA, SEC, or any domestic exchange regulates the trading activities in any foreign exchange or boards of trade or has the power to compel enforcement of the rules of those organizations or any applicable foreign law. As such, foreign futures transactions may not provide a Fund with the same amount of protection as available under U.S. securities and commodities laws.

Options on Futures Contracts. Each of the Funds may also purchase and write call and put options on futures contracts which are traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund’s portfolio.

Options on Foreign Currencies. Each of the Funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. Each of the Funds may also purchase call and put options to close out written option positions.

Each of the Funds may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit

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of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by a Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put and call option positions.

The markets for certain foreign currency options are relatively new and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Forward Currency Transactions. Each of the Funds may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. A Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund’s dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) the time (i) the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The cost to a Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing. Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

A Fund will “cover” its forward positions in a manner substantially similar to that described above with respect to asset coverage for futures contracts.

Convertible Securities. Each of the Funds may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced

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by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Restricted Securities. Each of the Funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or they are otherwise restricted as to sale. Restricted securities may include privately placed securities and securities offered pursuant to Rule 144A under the Securities Act.

Restricted securities are subject to legal and/or contractual restrictions on resale. In some cases, certain restricted securities can be sold without SEC registration to qualified institutional buyers and in accordance with the Funds’ procedures; such restricted securities could be treated as liquid. However, other restricted securities, such as those that are the subject of a private placement, may be illiquid for an extended period of time and will be reported as such.

Sovereign Debt Obligations and Emerging Market Countries. Each of the Funds may invest in sovereign debt and emerging market countries. Political conditions, in terms of a country or agency’s willingness to meet the terms of its debt obligations, are of considerable significance. Investors should be aware that the sovereign debt instruments in which the Funds may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P.

Sovereign debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. A foreign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor’s policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their sovereign debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations, in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of sovereign debt may be requested to participate in similar rescheduling of such debt.

The ability or willingness of the governments of emerging market countries to make timely payments on their sovereign debt is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could extinguish a country’s trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social and diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Funds’ investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to services their sovereign debt. There can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.

As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may

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be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn, the Funds’ net asset values, to a greater extent than the volatility inherent in domestic securities. The value of sovereign debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

Warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales. If a Fund anticipates that the price of a security will decline, it may sell the security “short” (i.e., without owing it) and borrow the same security from a broker or other institution to complete the sale. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is generally taxable as a short term capital gain or loss.

A Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Until the security is replaced, the Fund generally is required to pay to the lender amounts equal to any interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would also increase the cost of the security sold. The proceeds of the short sale will be retained by the broker (or by a Fund’s custodian in a special custody account), to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will designate liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount designated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

Short Sales Against the Box. Each of the Funds may from time to time sell securities “short against the box.” A short sale is “against the box” if a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. A short sale of an American Depository Receipt (“ADR”) is “against the box” if a Fund owns the underlying security represented by the ADR and reasonably believes it will be able to convert the security into the ADR prior to delivery.

To secure its obligation to deliver the securities sold short against the box, a Fund will deposit in a separate collateral account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may close out a short sale against the box by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, if the Fund wants to, for example, continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short or defer recognition of gain or loss for federal income tax purposes. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. The Funds may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act. Securities deemed liquid may be deemed illiquid for a time if private placement purchasers or qualified institutional buyers become uninterested or unwilling to purchase these securities.

While maintaining oversight, the Board of Directors of the Corporation (the “Board” or the “Board of Directors”) has delegated to the Advisor the day-to-day functions of determining whether or not individual securities are liquid for purposes of the limitations on investments in illiquid assets. Rule 144A securities and Section 4(a)(2) commercial paper will be considered illiquid and therefore subject to the Funds’ limit on the purchase of illiquid securities unless the Board of Directors or the Advisor determines that the Rule 144A securities or Section 4(a)(2) commercial paper are liquid. In determining the liquidity of a security, the Advisor will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic for trading the security).

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Preferred Stock. The Funds may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Strategies and Investments Available to TCW High Dividend Equities Fund, TCW Global Real Estate Fund, the International Funds and U.S. Fixed Income Funds (as shown on the cover of this SAI)

Swap Agreements. The International Funds, TCW Global Real Estate Fund, the U.S. Fixed Income Funds and TCW High Dividend Equities Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Fund also may enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are derivative instruments entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Consistent with the TCW Enhanced Commodity Strategy Fund’s investment objectives and general investment policies, that Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by a Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, to avoid any potential

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leveraging of a Fund’s portfolio. However, with respect to swaps that are not required to cash settle, a Fund must segregate or “earmark” liquid assets equal to the full notional value of the swaps while the positions are open. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

A Fund also may enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than had a Fund invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Currently, certain standardized swap transactions are subject to mandatory exchange trading and/or central clearing. Although central clearing is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison. Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps.

Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. This information is available to regulators and, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data may result in greater market transparency, which may be beneficial to funds that use swaps to implement trading strategies. However, these rules place potential additional administrative obligations on these funds, and the safeguards established to protect anonymity may not function as expected.

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Strategies and Investments Available to the U.S. Fixed Income Funds (as shown on the cover of this SAI) and Emerging Markets Funds (i.e., TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, and TCW Emerging Markets Multi-Asset Opportunities Fund)

Distressed and Defaulted Securities. The U.S. Fixed Income Funds and Emerging Markets Funds may each invest in distressed and defaulted securities. Distressed and defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in distressed and defaulted securities, a Fund may be required to participate in legal proceedings or take possession and manage assets securing the issuer’s obligations on the securities. This could increase a Fund’s operating expenses and adversely affect its net asset value. Risks of distressed and defaulted securities may be considerably higher than risks of securities on which issuers are currently making interest payments as they are generally unsecured and subordinated to other creditors of the issuer. Investments by a Fund in distressed and defaulted securities may be considered illiquid subject to the 15% limitation on illiquid securities unless the Advisor determines such securities are liquid under guidelines adopted by the Board of Directors.

Structured Notes. The U.S. Fixed Income Funds and Emerging Markets Funds may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes, however, the Advisor analyzes these notes in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Loan Participation and Assignments. Investment in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participation”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in a Fund’s having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, a Fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Advisor determines that the selling Lender is creditworthy.

When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, a Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act, and thus may be subject to a Fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Government Mortgage Pass-Through Securities. The U.S. Fixed Income Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, and provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments (not necessarily in fixed amounts) that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and Federal Home

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Loan Mortgage Corporation (“FHLMC”). GNMA certificates are direct obligations of the U.S. government and, as such, are backed by the “full faith and credit” of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, “modified pass-through” instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund whether or not the CMOs in which the Fund invests are issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be stripped mortgage securities (as described below).

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

Mortgage-Backed Securities. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

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Stripped Mortgage Securities. Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid.

Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, a Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase stripped mortgage securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Mortgage Dollar Rolls. The U.S. Fixed Income Funds may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by a Fund.

Asset-Backed Securities. The U.S. Fixed Income Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objective and policies of a Fund.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Inverse Floaters. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

The interest rate on an inverse floater resets in the opposite direction from the designated index to which the interest rate on the inverse floater is tied. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be considered to be illiquid securities for purposes of a Fund’s 15% limitation on investment in illiquid securities.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

Debt Securities. The U.S. Fixed Income Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) of domestic or foreign issuers. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Credit Linked Notes (“CLNs”). The U.S. Fixed Income Funds may each invest in CLNs. A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities. The performance and payment of principal and interest are tied to a reference obligation, which may be a particular security, basket of securities, a credit default swap, basket of credit default swaps or an index. The referenced obligation may be denominated in foreign currency. Risks of CLNs include those risks associated with the underlying reference obligation, including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage will be introduced. An investor of a CLN bears counterparty risk or the risk that the CLN issuer will default or become bankrupt and not make timely payment of principal and interest of the structured security.

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Strategies and Investments Available to the TCW Enhanced Commodity Strategy Fund

Investments in the Subsidiary. The TCW Enhanced Commodity Strategy Fund will invest up to 25% of its total assets in the shares of the Subsidiary. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and Internal Revenue Service (“IRS”) rulings. The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. The Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them, to an extent greater than that permitted for the Fund. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary’s portfolio is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives position.

The Subsidiary has an investment management agreement with the Advisor pursuant to which the Advisor manages the assets of the Subsidiary and the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, administration and transfer agency, and accounting agent services.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus or this SAI, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary and its role as the sole shareholder of the Subsidiary. As noted above, the Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices that may be undertaken by some or all of the Funds and supplement the principal risks described in the Prospectus. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of the Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. Each Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, including litigation, tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of

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liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Counterparty Credit Risk

Commodity- and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease. In addition, certain Funds may invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent a Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers. Certain derivative transactions may or are required to centrally clear, which may reduce counterparty and liquidity risk but will not completely eliminate such risks.

Foreign Currency Risk

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets (as measured in United States dollars) of those Funds that invest in foreign securities will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency future and forward contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use them to protect against currency risk. While foreign currency future and forward contracts may be available, the cost of these instruments may be prohibitively expensive so that the Funds may not to be able to effectively use them.

Foreign Securities Risk

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to companies located in the United States, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

The European financial markets have continued to experience volatility because of concerns about economic downturns and about high and rising government debt levels of several countries in the European Union and Europe generally. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Funds’ investments. Responses to the financial problems by European Union governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

In a public referendum in June 2016, the United Kingdom voted to leave the European Union (a process now commonly referred to as “Brexit”). As a result of and based on the pronouncements of the United Kingdom government, it is probable that negotiations will take place to determine the terms of the United Kingdom’s departure from, and of its new political and economic relationship with, the European Union. This could lead to a period of significant uncertainty and increased volatility in both U.S. and global securities and currency markets. In addition to concerns related to the effect of Brexit, that referendum may inspire similar initiatives in other European Union member countries, producing further risks for global financial markets.

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Large Shareholder Redemption Risk

Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these account holders of their shares in a Fund may impact the Fund’s liquidity and net asset value. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Options Transaction Risk

The effective use of options depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. government securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Ratings Categories Risk

A description of the rating categories as published by Moody’s and S&P is set forth in Appendix A to this SAI. Ratings assigned by Moody’s and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

Repurchase Agreement Risk

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any

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sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Restricted Securities Risk

Certain Funds may acquire securities through private placements. These securities are typically sold directly to a small number of investors, usually institutions or mutual funds. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

In addition, certain Funds may also invest in securities sold pursuant to Rule 144A under the Securities Act. Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Restricted securities, including private placements, are subject to legal and contractual restrictions on resale. This may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each private placement or restricted security purchased by a Fund. If such security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under each Fund’s current policies may not exceed 15% of the Fund’s net assets. To the extent a Fund owns private placements or restricted securities, these securities may involve liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value these securities because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available. Securities that are not readily marketable will be valued by a Fund pursuant to procedures adopted by the Board of Directors.

Reverse Repurchase Agreement and Mortgage Dollar Roll Risk

Reverse repurchase agreements and mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or mortgage dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by a Fund. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.

Stock Market Risk

Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund’s share price is likely to decline in value. A Fund’s focus on certain types of stocks (such as small or large cap) and style of investing (such as value or growth) subjects it to the risk that is performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Structured Note Risk

Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

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A Fund may invest in equity-linked structured notes (which would be linked to an equity index). A highly liquid secondary market may not exist for the structured notes a Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Swap Agreement Risk

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Advisor to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because bilateral swaps are two-party contracts and because they may have terms of greater than seven days, these agreements may be considered to be illiquid investments. Illiquidity may make it more difficult for a Fund to enter or close swap transactions at opportune times, which could cause the Fund to lose value or forgo advantageous investment positions. Similarly, swap agreements can be complex and difficult to price objectively. Moreover, a Fund bears the risk of loss of the amount expected to be received under a bilateral swap agreement in the event of the default or bankruptcy of the swap agreement counterparty. As a result of new rules adopted in 2012, certain standardized swaps are currently subject to mandatory central clearing. Central clearing is designed to decrease counterparty risk and increase liquidity, as compared to bilateral swaps. However, central clearing does not eliminate such risks. Further, central clearing may require a Fund to post margin that may be greater than the collateral that would have be required under a bilateral agreement. A Fund will enter into uncleared swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that future developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements, realize amounts to be received under such agreements, make full use of swaps transactions, or otherwise profit from such agreements. In addition, swaps may also subject a Fund to leveraging risk by exposing the Fund to potential profits and losses based on the full notional amount underlying the swap with through just a small initial investment. A Fund’s use of leverage may reduce the Fund’s returns and increase its volatility.

Risks Associated With Commodity-Linked Instruments

The TCW Enhanced Commodity Strategy Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative instruments, such as structured notes, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in the Subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Advisor seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative instruments held by the Fund and/or the Subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department as discussed under “Distributions and Taxes.”

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Risks Associated With Derivatives

Certain Funds may, but are not required to, use various derivatives and related investment strategies as described in this SAI. Derivatives may be used for a variety of purposes, including hedging, risk management, portfolio management or income generation. Any or all of the investment techniques previously described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a Fund is a function of numerous variables, including market conditions. Although the Advisor seeks to use derivatives to further a Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Derivatives utilized by a Fund may involve the purchase and sale of derivative instruments. A derivative is a financial instrument, the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which a Fund may use and the risks of those instruments are described in further detail below. A Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•	Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interests. A Fund bears the risk that the Advisor may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Fund.

•	Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

•	Using derivatives as a hedge against a portfolio investment subjects a Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

•	While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit the Fund’s opportunity for gains or result in losses by offsetting or limiting the Fund’s ability to participate in favorable price movements in portfolio investments.

•	Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, the Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

•	The use of certain derivatives transaction involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (i.e., the counterparty) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreement related to the transaction.

•	Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

•

Certain derivatives transactions are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such over-the-counter (“OTC”) derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Advisor in accordance with guidelines established by the Board. Where no

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such counterparty is available, a Fund will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the liquidity that is afforded to exchange participants will not be available to the Fund as a participant in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a Fund would bear greater risk of default by the counterparties to such transactions.

•	A Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•	As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

•	Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

•	Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is not systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund to respond to such events in a timely manner.

Risks Associated With Developing or Emerging Market Countries

Investors should recognize that investing in securities of developing or emerging market countries through investment in the International Funds and U.S. Fixed Income Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many developing or emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of developing or emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many developing or emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, developing or emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in developing or emerging markets than in developed countries. As a result, Funds investing in developing or emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the developing or emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

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In certain developing or emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most developing or emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing or emerging market countries.

Many developing and emerging market countries are highly dependent on the sale of commodities. The value of various commodities has declined recently, and can be volatile. Commodities markets can affect general economic conditions in those countries as well as specific companies.

Many of the currencies of developing or emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on those Funds investing in developing or emerging market countries. Many developing or emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Risks Associated with Exchange-Traded Notes (“ETNs”)

The value of an ETN will change as the value of the market benchmark or strategy fluctuates. If, for example, a commodity-linked ETN is purchased, its value will fluctuate because the value of the underlying commodity to which it is linked fluctuates with market conditions. The prices of the market benchmark are determined based on a variety of market and economic factors and may change unpredictably, affecting the value of the underlying benchmark and, consequently, the value of the ETN.

ETNs are fully exposed to any decline in the level of the underlying market benchmark. If the value of the underlying market benchmark decreases, or does not increase by an amount greater than the aggregate investor fee applicable to the ETN, a Fund will receive less than its original investment in the ETN upon maturity or early redemption and could lose up to 100% of the original principal amount. Investors in ETNs do not receive any periodic interest payments.

ETNs are subject to illiquidity risk. The issuer of an ETN may restrict the ETN’s redemption amount or its redemption date. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

Because ETNs are unsecured debt securities, they are subject to risk of default by the issuing bank or other financial institution (i.e., counterparty risk). In addition, the value of an ETN may decline due to downgrade in the issuer’s credit rating despite that there is no change in the underlying market benchmark.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Funds characterize and treat ETNs’ for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

Risks Associated With Fund of Funds

The TCW Conservative Allocation Fund is a “fund of funds.” Achieving the TCW Conservative Allocation Fund’s investment objectives will depend entirely on the performance of the Underlying Funds to which the TCW Conservative Allocation Fund’s investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the TCW Conservative Allocation Fund is subject to all risks associated with the Underlying Funds. Because the TCW Conservative Allocation Fund’s performance depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred annually by each Underlying Fund are borne indirectly by shareholders of the TCW Conservative Allocation Fund. The TCW Conservative Allocation Fund directly bears its annual operating expenses and, indirectly, bears the annual operating expenses of the Underlying Funds in proportion to their allocations.

The Advisor allocates the assets of the TCW Conservative Allocation Fund among the Underlying Funds based upon a number of factors, including the Advisor’s asset allocation strategies and the investment performance of each Underlying Fund. In making investment decisions for the TCW Conservative Allocation Fund, the Advisor will consider, among other factors, internally generated research. Because certain Underlying Funds are more profitable to the Advisor than others, the Advisor may have an incentive to allocate more of the TCW Conservative Allocation Fund’s assets to more profitable Underlying Funds. The Advisor does not, however, consider the profitability of the Underlying Funds in making investment decisions for the TCW Conservative Allocation Fund.

The TCW Conservative Allocation Fund may invest in the Underlying Funds as disclosed in the Prospectus. The Advisor may modify the asset allocation strategy for the TCW Conservative Allocation Fund and modify the selection of Underlying Funds for the TCW Conservative Allocation Fund from time to time without shareholder approval if it believes that doing so would better enable the TCW Conservative Allocation Fund to pursue its investment goals.

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Risks Associated With Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to a Fund, if the Fund is not successful in employing such instruments in managing the Fund’s investments, the Fund’s performance will be worse than if the Fund did not make such investments.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Advisor.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Advisor’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

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Risks Associated With Lower Rated Securities

All Funds (except the TCW Conservative Allocation Fund) may invest in convertible securities. A portion of the convertible securities acquired by the Funds may be rated below investment grade. The TCW Core Fixed Income Fund, TCW Developing Markets Equity Fund, TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Enhanced Commodity Strategy Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, TCW Total Return Bond Fund and TCW Global Bond Fund will invest in below investment grade securities. Securities rated below investment grade are commonly known as “junk bonds” and have speculative characteristics.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the Funds will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher-rated securities, since changes in the creditworthiness of lower-rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher-rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher-rated securities. The securities in which the Funds invest are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and a Fund may lose value on its investments in high yield bonds or receive an inaccurate valuation because there is less reliable, objective data available. In addition, a Fund’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent a Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Funds accrue income on these securities prior to the receipt of cash payments. A Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Additionally, investments in debt obligations that are at risk of default or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues must be addressed by a Fund to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

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Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Risks Associated With Mortgage-Backed Securities

Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations (“CMOs”). There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters. Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as LIBOR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Adjustable Rate Mortgages (“ARMs”). ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly

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payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Temporary Defensive Positions

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse market, economic, political or other conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

INTERFUND BORROWING AND LENDING

The SEC has issued an exemptive order permitting the Funds to borrow money from and lend money to each other, as well as other funds managed by the Advisor and Metropolitan West Asset Management, LLC, an affiliate of the Advisor. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in overnight repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment restrictions, policies, limitations and organizational documents. A borrowing Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment of an interfund borrowing to a lending Fund could result in lost investment opportunities or additional borrowing costs. The Board of Directors is responsible for overseeing and periodically reviewing the interfund lending program.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Advisor intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Advisor, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or markdown of the price.

The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of certain of the Funds are generally not expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund’s investment portfolio were replaced once in a period of one year. In addition, many of the Funds are Underlying Funds of the TCW Conservative Allocation Fund, and changes to the target allocations of the TCW Conservative Allocation Fund may result in the transfer of assets from one Underlying Fund to another. These changes, as well as changes in managers and investment personnel and reorganizations of the Underlying Funds, may result in the sale of portfolio securities, which may increase trading costs and the portfolio turnover and trigger negative tax consequences for the affected Underlying Funds. Each Fund’s portfolio turnover rates (rounded to a whole number) for the fiscal years ended October 31, 2016 and 2015 are shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Advisor’s investment outlook.

	Turnover Rate
	2016	2015
U.S. Equity Funds
TCW Focused Equities Fund	48%	83%
TCW Global Real Estate Fund	69%	24%
TCW Growth Equities Fund[3]	57%	58%
TCW High Dividend Equities Fund	93%	89%
TCW New America Premier Equities Fund	74%[1]	N/A
TCW Relative Value Dividend Appreciation Fund	19%	18%
TCW Relative Value Large Cap Fund	15%	22%
TCW Relative Value Mid Cap Fund	18%	23%
TCW Select Equities Fund	14%	27%
TCW Small Cap Growth Fund[3]	77%	81%

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	Turnover Rate
	2016	2015
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	283%	333%
TCW Enhanced Commodity Strategy Fund	2%	11%
TCW Global Bond Fund	117%	147%
TCW High Yield Bond Fund	244%	196%
TCW Short Term Bond Fund	46%	9%
TCW Total Return Bond Fund	318%	288%

International Funds
TCW Developing Markets Equity Fund	155%	54%[2]
TCW Emerging Markets Income Fund	215%	173%
TCW Emerging Markets Local Currency Income Fund	209%	250%
TCW Emerging Markets Multi-Asset Opportunities Fund	228%	146%
TCW International Growth Fund	140%	223%
TCW International Small Cap Fund	129%	244%

Asset Allocation Fund
TCW Conservative Allocation Fund	38%	30%

[1]	For the period January 29, 2016 (commencement of operations) through October 31, 2016 and is not indicative of a full year’s operating results.
[2]	For the period June 30, 2015 (commencement of operations) through October 31, 2015 and is not indicative of a full year’s operating results.
[3]	TCW Growth Equities Fund and TCW Small Cap Growth Fund were closed to subscriptions on February 15, 2017 and are expected to be liquidated on or about March 15, 2017.

The following Funds experienced significant variations in their portfolio turnover rates over the most recent two fiscal years.

For the fiscal year ended October 31, 2016, the portfolio turnover rate for TCW Global Real Estate Fund increased to 69%. This was due principally to portfolio repositioning due to rising interest rates and the outcome of the U.S. election.

For the fiscal year ended October 31, 2016, the portfolio turnover rate for TCW Developing Markets Equity Fund increased to 115%. This was due principally to the Fund experiencing a full year of trading operations and increased volatility in 2016.

For the fiscal year ended October 31, 2016, the portfolio turnover rate for TCW International Growth Fund decreased to 140%. This was due principally to the result of a restructuring of the portfolio following a portfolio manager change.

For the fiscal year ended October 31, 2016, the portfolio turnover rate for TCW International Small Cap Fund increased to 129%. This was due principally to the result of a restructuring of the portfolio following a portfolio manager change.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Advisor is responsible for the placement of the Funds’ portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Debt, convertible and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Debt, convertible and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing a portfolio transaction, the Advisor seeks to obtain the best execution for the Funds, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Advisor considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Advisor to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Advisor may effect transactions which cause a Fund to pay a commission in excess of a commission which another broker-dealer would have charged if the Advisor first determines that such commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. In some cases, research is provided directly by an executing broker-dealer and in other cases, research may be provided by third party research providers such as a non-executing third party broker-dealer or other third party research service. Research services furnished by an executing broker-dealer or third party research provider may be used in providing services for any or all of the clients of the Advisor, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

The Advisor maintains internal allocation procedures to identify those direct research providers who provide it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Advisor believes are useful. The Advisor’s procedures also seek to compensate third party research providers that provide it with research by directing executing broker-dealers to cause payments to be made to third party research providers, either through cash payments from the executing broker or through the use of step out transactions. A “step out transaction” is a securities trade executed by the executing

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broker-dealer, but settled by the non-executing research broker-dealer permitting the non-executing research broker-dealer to share in the commission. The determination of the broker-dealers to whom commissions are directed generally is made using a system involving the Advisor’s Director of U.S. Equity Research, the Funds’ portfolio managers, and the Advisor’s analysts and is periodically reviewed by the Advisor’s trading committee. The Advisor’s Director of U.S. Equity Research coordinates the evaluation of broker-dealer research services in most instances, taking into account the views of the Advisor’s portfolio managers and analysts.

Research services include such items as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy, analytic computer software, account performance services and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions. Sometimes the Advisor receives products or services from broker-dealers that are used for both research services and other purposes, such as corporate administration or marketing (“mixed-use products or services”). The Advisor makes a good faith effort to determine the relative proportions of mixed-use products or services that may be attributable to research services. The portion attributable to research services may be paid through the allocation of brokerage commissions, and the Advisor pays the non-research services in cash.

Debt and convertible securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

In an effort to achieve efficiencies in execution and reduce trading costs, the Advisor and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts, which may include one or more of the Funds, at the same time, generally referred to as “block trades.” When executing block trades, securities are allocated using procedures that the Advisor considers fair and equitable. Allocation guidelines have been established for the Advisor’s Trading Department to follow in making allocation determinations. In some cases, various forms of pro-rata allocation are used and, in other cases, random allocation processes are used. Participation of an account in the allocation is based on considerations such as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, the amount of existing holdings (or substitutes) of the security in the account, and, when relevant, directed brokerage. In connection with certain purchase or sale programs, and in other circumstances if practicable, if multiple trades for a specific security are made with the same broker in a single day, those securities are allocated to accounts based on a weighted average purchase or sale price.

In determining whether accounts are eligible to participate in any type of initial public offering, the Advisor considers such factors as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, and the amount of existing holdings (or substitutes) of the security in the account. For initial public offerings of equities, the Advisor generally shares allocations in a pro rata fashion based upon assets under management for those accounts eligible to participate in the initial public offering. For equity offerings, an exception may be made when the allocation is so small that it may create transaction costs that diminish the benefit of the trade or it would be unreasonably minimal relative to the size of the account. The Advisor will use its best judgment to make a fair and equitable allocation, which may include, among other things, consideration of allocating to underperforming accounts or accounts where smaller lot sizes would be reasonable.

To the extent permitted by law and in accordance with procedures established by the Board of Directors, the Funds may engage in brokerage transactions with brokers that are affiliates of the Advisor. The Funds have adopted procedures which are reasonably designed to provide that commissions or other remuneration paid to affiliated brokers of the Advisor do not exceed the usual and customary broker’s commission. The TCW Conservative Allocation Fund will not incur any commissions or sales charges when it invests in the Underlying Funds.

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The following table sets forth the aggregate brokerage commissions paid on transactions in the Funds’ securities and the amounts of brokerage commission paid to broker-dealers for research services by each Fund for the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014.

	2016
	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided

U.S. Equity Funds
TCW Focused Equities Fund	$5,290	$4,134
TCW Global Real Estate Fund	6,494	4,951
TCW Growth Equities Fund[5]	18,169	14,249
TCW High Dividend Equities Fund	22,049	17,618
TCW New America Premier Equities Fund[4]	7,284	4,788
TCW Relative Value Dividend Appreciation Fund	469,886	428,870
TCW Relative Value Large Cap Fund	398,773	332,501
TCW Relative Value Mid Cap Fund	110,554	95,461
TCW Select Equities Fund	389,119	301,306
TCW Small Cap Growth Fund[5]	227,139	175,760

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	1,862,146	0
TCW Enhanced Commodity Strategy Fund	69,991	0
TCW Global Bond Fund	9,654	0
TCW High Yield Bond Fund	158,930	0
TCW Short Term Bond Fund	2,271	0
TCW Total Return Bond Fund	6,879,915	0

Asset Allocation Fund
TCW Conservative Allocation Fund	1,397	1,377

International Funds
TCW Developing Markets Equity Fund	29,932	8,052
TCW Emerging Markets Income Fund	16,363,180	14,577
TCW Emerging Markets Local Currency Income Fund	895,855	0
TCW Emerging Markets Multi-Asset Opportunities Fund	296,043	132,717
TCW International Growth Fund	14,753	13,109
TCW International Small Cap Fund	44,191	41,036

	2015
	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided

U.S. Equity Funds
TCW Focused Equities Fund	$12,607	$9,147
TCW Global Real Estate Fund[1]	9,396	5,083
TCW Growth Equities Fund	33,695	23,691
TCW High Dividend Equities Fund[1]	15,076	11,104
TCW New America Premier Equities Fund[2]	0	11,104
TCW Relative Value Dividend Appreciation Fund	686,306	520,964
TCW Relative Value Large Cap Fund	442,408	359,935
TCW Relative Value Mid Cap Fund	144,762	103,353
TCW Select Equities Fund	610,398	419,699
TCW Small Cap Growth Fund	383,397	266,426

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	458	0
TCW Enhanced Commodity Strategy Fund	0	0
TCW Global Bond Fund	0	0
TCW High Yield Bond Fund	400	0
TCW Short Term Bond Fund	0	0
TCW Total Return Bond Fund	23,542	0

Asset Allocation Fund
TCW Conservative Allocation Fund	2,151	1,744

International Funds
TCW Developing Markets Equity Fund[3]	25,031	20,029
TCW Emerging Markets Income Fund	51,951	0
TCW Emerging Markets Local Currency Income Fund	0	0
TCW Emerging Markets Multi-Asset Opportunities Fund	219,582	140,250
TCW International Growth Fund	29,891	16,737
TCW International Small Cap Fund	259,164	156,016

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	2014
	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided

U.S. Equity Funds
TCW Focused Equities Fund	$5,440	$5,272
TCW Global Real Estate Fund	N/A	N/A
TCW Growth Equities Fund	27,242	24,890
TCW High Dividend Equities Fund	N/A	N/A
TCW New America Premier Equities Fund	N/A	N/A
TCW Relative Value Dividend Appreciation Fund	462,631	445,967
TCW Relative Value Large Cap Fund	318,677	301,079
TCW Relative Value Mid Cap Fund	145,633	137,662
TCW Select Equities Fund	441,492	404,249
TCW Small Cap Growth Fund	654,198	548,376

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	998,976	0
TCW Enhanced Commodity Strategy Fund	1,025	0
TCW Global Bond Fund	0	0
TCW High Yield Bond Fund	140,762	0
TCW Short Term Bond Fund	20,333	0
TCW Total Return Bond Fund	4,470,813	0

Asset Allocation Fund
TCW Conservative Allocation Fund	251	224

International Funds
TCW Developing Markets Equity Fund	N/A	N/A
TCW Emerging Markets Income Fund	21,623,936	0
TCW Emerging Markets Local Currency Income Fund	1,295,096	0
TCW Emerging Markets Multi-Asset Opportunities Fund	271,401	231,168
TCW International Growth Fund	38,900	38,845
TCW International Small Cap Fund	326,884	325,362

[1]	For the period November 28, 2014 (commencement of operations) through October 31, 2015.
[2]	The Fund commenced operations on January 29, 2016.
[3]	For the period June 30, 2015 (commencement of operations) through October 31, 2015.
[4]	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
[5]	TCW Growth Equities Fund and TCW Small Cap Growth Fund were closed to subscriptions on February 15, 2017 and are expected to be liquidated on or about March 15, 2017.

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The following table shows the value of the aggregate holdings of securities by issuers of the Funds’ “regular brokers or dealers” (as defined in Rule 10b-1 under the 1940 Act) as of October 31, 2016:

Fund Name	Broker/Dealer	Dollar Amount of Securities Held as of October 31, 2016
U.S. Equity Funds
TCW Focused Equities Fund	Wells Fargo Securities, LLC	$417,081
	JPMorgan Chase & Co.	244,834
	Goldman Sachs & Co.	282,510
	State Street Bank and Trust Company	65,451

TCW Global Real Estate Fund	State Street Bank and Trust Company	$66,011

TCW Growth Equities Fund[2]	State Street Bank and Trust Company	$516,630

TCW High Dividend Equities Fund	Bank of America Corp.	$310,849
	State Street Bank and Trust Company	887,614
	Wells Fargo Securities, LLC	196,923

TCW New America Premier Equities Fund[1]	State Street Bank and Trust Company	$365,598

TCW Relative Value Dividend Appreciation Fund	State Street Bank and Trust Company	$29,256,585
	JPMorgan Chase & Co.	40,739,009
	Citigroup Global Markets, Inc.	32,296,465

TCW Relative Value Large Cap Fund	State Street Bank and Trust Company	$12,441,691
	Citigroup Global Markets, Inc.	16,765,065
	JPMorgan Chase & Co.	19,376,039

TCW Relative Value Mid Cap Fund	State Street Bank and Trust Company	$218,096

TCW Select Equities Fund	State Street Bank and Trust Company	$31,989,148

TCW Small Cap Growth Fund[2]	State Street Bank and Trust Company	$2,341,083

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	State Street Bank and Trust Company	$311,028
	JPMorgan Chase & Co.	63,394,637
	Bank of America Corp.	32,558,329
	Wells Fargo Securities, LLC	41,556,361
	Citigroup Global Markets, Inc.	19,202,657
	Goldman Sachs & Co.	10,648,105
	Credit Suisse Group	5,824,208
	HSBC	1,985,422
	Nomura Securities Co. Ltd.	15,774,696
	UBS Securities	3,315,341

TCW Enhanced Commodity Strategy Fund	JPMorgan Chase & Co.	$47,148
	Citigroup Global Markets, Inc.	81,382
	State Street Bank and Trust Company	22,118

TCW Global Bond Fund	Bank of America Corp.	$418,923
	State Street Bank and Trust Company	20,443
	JPMorgan Chase & Co.	271,125
	Barclays Capital, Inc.	113,379
	Goldman Sachs & Co.	115,769
	Wells Fargo Securities, LLC	135,023
	Citigroup Global Markets, Inc.	50,594

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TCW High Yield Bond Fund	Citigroup Global Markets, Inc.	$361,389

TCW Short Term Bond Fund	JPMorgan Chase & Co.	$135,289
	State Street Bank and Trust Company	4,687
	Bank of America Corp.	109,216
	Wells Fargo Securities, LLC	79,495
	Credit Suisse Group	131,607
	Citigroup Global Markets, Inc.	35,072
	Goldman Sachs & Co.	76,682

TCW Total Return Bond Fund	JPMorgan Chase & Co.	$255,411,867
	Barclays Capital, Inc.	122,038,789
	Bank of America Corp.	145,779,595
	Citigroup Global Markets, Inc.	35,424,889
	Wells Fargo Securities, LLC	83,787,779
	State Street Bank and Trust Company	200,139
	Goldman Sachs & Co.	38,772,657
	Credit Suisse Group	27,276,261
	Deutsche Bank Securities, Inc.	11,182,427
	Nomura Securities International, Inc.	67,721,227

International Funds
TCW Developing Markets Equity Fund	State Street Bank and Trust Company	$80,038

TCW Emerging Markets Income Fund	State Street Bank and Trust Company	$219,745,353

TCW Emerging Markets Local Currency Income Fund	State Street Bank and Trust Company	$25,163,561

TCW Emerging Markets Multi-Asset Opportunities Fund	State Street Bank and Trust Company	$104,446

TCW International Small Cap Fund	State Street Bank and Trust Company	$131,682

TCW International Growth Fund	State Street Bank and Trust Company	$12,787

[1]	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
[2]	TCW Growth Equities Fund and TCW Small Cap Growth Fund were closed to subscriptions on February 15, 2017 and are expected to be liquidated on or about March 15, 2017.

INVESTMENT RESTRICTIONS

Each Fund is subject to fundamental and non-fundamental investment policies and limitations. A fundamental policy affecting a particular Fund may not be changed without the vote of “a majority of the outstanding voting securities” of the Fund. Under the 1940 Act, “a majority of the outstanding voting securities” of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental policies may be changed by a majority vote of the Board of Directors at any time.

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Investment Restrictions for all Funds except the TCW Enhanced Commodity Strategy Fund, TCW Global Bond Fund, TCW International Growth Fund, TCW Developing Markets Equity Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Real Estate Fund, TCW High Dividend Equities Fund and TCW New America Premier Equities Fund

The investment restrictions numbered 1 through 9 below have been adopted as fundamental policies (except as otherwise provided in 1), and the investment restrictions numbered 10 through 13 have been adopted as non-fundamental policies.

1. No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; (b) the TCW Core Fixed Income, TCW Short Term Bond, TCW Total Return Bond Funds may each enter into reverse repurchase agreements; (c) the TCW Core Fixed Income, TCW Short Term Bond and TCW Total Return Bond Funds may utilize mortgage-dollar rolls; and (d) each Fund may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities.

2. No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3. No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4. No Fund will purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government Securities. The TCW Emerging Markets Income Fund and TCW Emerging Markets Local Currency Income Fund may invest more than 25% of the value of their total assets in debt securities issued or guaranteed by the governments of emerging markets countries. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities. The TCW Conservative Allocation Fund may invest, in accordance with its investment program as set forth in the prospectus, more than 25% of its assets in any one or a combination of Underlying Funds and other investment companies. The TCW Conservative Allocation Fund treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction.

5. No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein and except that the TCW Core Fixed Income, TCW Short Term Bond and TCW Total Return Bond Funds are not prohibited from investing in real estate mortgage loans.

6. No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7. Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The 5% limit does not apply to the TCW Emerging Markets Local Currency Income and TCW International Small Cap Funds. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9. For each of the TCW Focused Equities, TCW Relative Value Dividend Appreciation, TCW Relative Value Large Cap, TCW Relative Value Mid Cap, TCW Select Equities, TCW Emerging Markets Income, TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond and TCW Total Return Bond Funds, no Fund will, with respect to 75 percent of its assets, (a) purchase the securities of any issuer, other than U.S. Government securities and securities of other investment companies if as a result more than five percent of the value of the Funds’ total assets would be invested in the securities of the issuer; or, (b) purchase more than 10 percent of the voting securities of any one issuer other than U.S. Government securities and securities of other investment companies.

10. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

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11. No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof.

12. The TCW Conservative Allocation Fund may invest in short-term instruments, U.S. Government Securities, money market instruments, unaffiliated investment companies, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by the Advisor to the extent permissible under existing or future rules of the SEC.

13. Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

The percentage limitations contained in the restrictions listed above apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

For purposes of applying the terms of investment restriction number 4, the Advisor will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which a Fund may invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate. Additionally, the Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry, as determined by the Advisor. The Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular “industry” or group of industries, and therefore the 25% concentration restriction noted above does not apply to such securities. Further, the TCW Emerging Markets Income Fund and TCW Emerging Markets Local Currency Income Fund consider a government of an emerging market country to be an industry.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the TCW Conservative Allocation Fund may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting the TCW Conservative Allocation Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.

Investment Restrictions for the TCW Enhanced Commodity Strategy Fund

The investment restrictions numbered 1 through 6 below have been adopted as fundamental policies (except as otherwise provided in 1), and investment restriction number 7 has been adopted as a non-fundamental policy.

1. The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Directors and applicable regulatory guidance.

2. The Fund will not underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

3. The Fund will not purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that (a) there shall be no limit on the Fund’s purchase of U.S. Government securities; and (b) the Fund may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries). In determining industry classifications for foreign issuers, the Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. The Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

4. The Fund will not purchase or sell real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that the Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

5. The Fund may not make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

6. The Fund will not purchase the securities of an issuer for the purpose of acquiring control or management thereof.

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7. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured noted, options, futures contracts and options on futures contracts with respect to indices or individual commodities, or from investing in securities or other instruments linked to or backed by physical commodities or by indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

The percentage limitations contained in the restrictions listed above apply at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund, except that the percentage limitations with respect to the borrowing of money will be continuously complied with.

For purposes of applying the terms of investment restriction number 3, the Advisor will, on behalf of the Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or categories within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund may invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate.

For purposes of investment restriction number 3, the Fund will look through each swap agreement (other than credit default swap agreements) to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

Investment Restrictions for the TCW Global Bond Fund

The investment restrictions numbered 1 through 6 below have been adopted as fundamental policies (except as otherwise provided in 1), and investment restriction number 7 has been adopted as a non-fundamental policy.

1. The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Directors and applicable regulatory guidance.

2. The Fund will not underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

3. The Fund will not purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that (a) there shall be no limit on the Fund’s purchase of U.S. Government securities or securities issued or guaranteed by foreign governments; and (b) the Fund may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries). In determining industry classifications for foreign issuers, the Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. The Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

4. The Fund will not purchase or sell real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that the Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

5. The Fund may not make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

6. The Fund will not purchase the securities of an issuer for the purpose of acquiring control or management thereof.

7. The Fund may not invest in securities of other investment companies in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

39

The percentage limitations contained in the restrictions listed above apply at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund, except that the percentage limitations with respect to the borrowing of money will be continuously complied with.

For purposes of applying the terms of investment restriction number 3, the Advisor will, on behalf of the Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or categories within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund may invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate. Additionally, the Fund interprets its policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry, as determined by the Advisor. The Fund takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular “industry” or group of industries, and therefore the 25% concentration restriction noted above does not apply to such securities. Further, the Fund considers a foreign government to be an industry.

For purposes of investment restriction number 3, the Fund will look through each swap agreement (other than credit default swap agreements) to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

Investment Restrictions for the TCW International Growth Fund, TCW Developing Markets Equity Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Real Estate Fund, TCW High Dividend Equities Fund and TCW New America Premier Equities Fund

The investment restrictions numbered 1 through 6 below have been adopted as fundamental policies, and the investment restrictions numbered 7 through 9 have been adopted as non-fundamental policies.

1. No Fund may borrow money or issue any senior security except as permitted under, or to the extent not prohibited by, the 1940 Act, and rules thereunder, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. No Fund may underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

3. Except as noted below, no Fund may purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that (a) this limitation shall not apply to the Fund’s purchase of U.S. Government Securities, or to the TCW Developing Markets Equity Fund and TCW Emerging Markets Multi-Asset Opportunities Fund’s purchase of securities issued or guaranteed by the governments of emerging markets countries; and (b) the TCW Developing Markets Equity Fund may invest more than 25% of its total assets in securities and instruments (such as structured notes) issued by companies in the financial services sector (which includes, without limitation, the banking, brokerage and insurance industries). The TCW Global Real Estate Fund will invest more than 25% of its total assets in the real estate industry.

4. No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase or sell securities or instruments secured by real estate or interests therein or representing interests in real estate, and may make, purchase or sell real estate mortgage loans, or purchase or sell securities or instruments issued by issuers which invest, deal or otherwise engage in real estate or interests therein.

5. No Fund may make loans except as permitted under, or to the extent not prohibited by, the 1940 Act, and rules thereunder, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6. Each Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. This restriction shall not prohibit a Fund from purchasing or selling securities or other instruments backed by commodities or purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, interest rate or securities-related or foreign currency-related hedging instruments, swap agreements or other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

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7. Each Fund may effect short sales of securities or maintain a short position only if a Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold. Investment restriction 7 does not apply to TCW Global Real Estate Fund and TCW High Dividend Equities Fund.

8. Except for TCW Global Real Estate Fund and TCW High Dividend Equities Fund, no Fund may purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures and options on futures. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

9. No Fund may invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

Unless otherwise indicated all percentage limitations listed above apply to each Fund only at the time at which a transaction is entered into. Accordingly, except with respect to borrowing or hypothecating assets of each Fund, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s net assets will not be considered a violation.

For purposes of applying the terms of investment restriction number 3, the Advisor will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which a Fund may invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate. Additionally, each Fund interprets its policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry, as determined by the Advisor. Each Fund takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular “industry,” and therefore the 25% concentration restriction noted above does not apply to such securities. Further, the TCW Developing Markets Equity Fund and TCW Emerging Markets Multi-Asset Opportunities Fund consider a government of an emerging market country to be an industry.

DIRECTORS AND OFFICERS

Management Information

The Board of Directors is responsible for overseeing the Funds’ affairs. The Board of Directors currently consists of nine Directors, seven of whom are not “interested persons” of the Corporation (the “Independent Directors”) and two of whom are “interested persons” of the Corporation (the “Interested Director”), as defined in the 1940 Act. Detailed information about the Directors and officers of the Corporation, including their names, addresses, ages and principal occupations for the last five years, is set forth in the table below. “Fund Complex” refers to the Corporation (consisting of 21 portfolios), TCW Strategic Income Fund, Inc. (“TSI”) (consisting of 1 portfolio), Metropolitan West Funds (consisting of 9 portfolios), and TCW Alternative Funds (consisting of 7 portfolios).

Name and Year of Birth (1)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director
INDEPENDENT DIRECTORS
Samuel P. Bell (1936)	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private investor.	Point 360 (post production services).	22

John A. Gavin (1931)	Mr. Gavin has served as a director of TCW Funds, Inc. since May 2001.	Founder and Chairman (since 1968), Gamma Holdings (international capital consulting firm).	Hotchkis and Wiley Funds (mutual fund with 5 portfolios).	22

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Name and Year of Birth (1)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director
Patrick C. Haden (1953) Chairman of the Board	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	Senior Advisor to President (since July 2016) and Athletic Director (August 2010 – June 2016), University of Southern California	Tetra Tech, Inc. (environmental consulting); The Rose Hills Foundation (charitable foundation); Unihealth Foundation (charitable foundation); Fletcher Jones Foundation (charitable foundation); Mayr Foundation (charitable foundation); First Beverage (beverage consulting); Auto Club (affiliate of AAA).	38

Peter McMillan (1957)	Mr. McMillan has served as a director of TCW Funds, Inc. since August 2010.	Co-founder, Managing Partner and Chief Investment Officer (since May 2013), Temescal Canyon Partners (investment advisory firm); Co-founder and Executive Vice President (since 2005), KBS Capital Advisors (a manager of real estate investment trusts); Co-founder and Managing Partner (since 2000), Willowbrook Capital Group, LLC (investment advisory firm).	KBS Real Estate Investment Trusts (real estate investments); KBS Strategic Opportunity REITs (real estate investments).	38

Charles A. Parker (1934)	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private investor.	Burridge Center for Research in Security Prices (University of Colorado).	22

Victoria B. Rogers (1961)	Ms. Rogers has served as a director of the TCW Funds, Inc. since October 2011.	President (since 1996), the Rose Hills Foundation (charitable foundation).	Causeway Capital Management Trust (mutual fund with 6 portfolios).	22

Andrew Tarica (1959)	Mr. Tarica has served as a director of the TCW Funds, Inc. since March 2012.	Employee (since 2015), Cowen & Co, previously Concept Capital Markets, LLC (since 2005) (broker-dealer); Chief Executive Officer (since February 2001), Meadowbrook Capital Management (asset management company).	None.	38

Name, Year of Birth and Position(s) with the Funds (1)	Term of Office and Length of Time Served(3)	Principal Occupation(s)(2) During Past 5 Years	Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director
INTERESTED DIRECTORS
David S. DeVito (1962) President and Chief Executive Officer	Mr. DeVito has served as a director of TCW Funds, Inc. since January 2014 and as its President and Chief Executive Officer since January 2014.	Executive Vice President and Chief Operating Officer (since January 2016), TCW LLC; President and Chief Executive Officer (since	None.	22

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2015), TCW Alternative Funds; Executive Vice President and Chief Operating Officer (since October 2013), TCW Investment Management Company LLC, The TCW Group, Inc., Trust Company of the West (2013 – December 2015), Metropolitan West Asset Management, LLC, and TCW Asset Management Company LLC; President and Chief Executive Officer (since January 2014), TCW Strategic Income Fund, Inc.; Executive Vice President and Treasurer (since 2010), Metropolitan West Funds.
Marc I. Stern (1944)	Mr. Stern has served as a director of TCW Funds, Inc. since its inception in September 1992.	Chairman (since January 2016), TCW LLC; Chairman (since February 2013), The TCW Group, Inc., TCW Investment Management Company LLC, TCW Asset Management Company LLC and Metropolitan West Asset Management, LLC; Chief Executive Officer and Chairman (December 2009 — February 2013), TCW Investment Management Company LLC; Vice Chairman and Chief Executive Officer (December 2009 — August 2012), The TCW Group, Inc. (December 2009 — February 2013) and (December 2009 — February 2013) TCW Asset Management Company LLC; Vice Chairman and President (November 2010 — February 2013); Vice Chairman (November 2010 — December 2014); and Chairman (2014 — December 2015), Trust Company of the West.	Qualcomm Incorporated (wireless communications).	21

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Name, Year of Birth and Position(s) with the Funds (1)	Position(s) Held with TCW Funds, Inc.	Principal Occupation(s)(2) During Past 5 Years	Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

OFFICERS OF THE CORPORATION WHO ARE NOT DIRECTORS
Lisa Eisen (1963) Tax Officer	Ms. Eisen has served as Tax Officer of TCW Funds, Inc. since December 2016.	Tax Officer (since December 2016), Metropolitan West Funds, TCW Alternative Funds and TCW Strategic Income Fund, Inc.; Managing Director and Director of Tax (since August 2016), TCW LLC; Vice President of Corporate Tax and Payroll for Health Net, Inc. (1988- July 2016).	N/A	N/A

Meredith S. Jackson (1959) Senior Vice President, General Counsel and Secretary	Ms. Jackson has served as Senior Vice President since January 2016 and General Counsel and Secretary of TCW Funds, Inc. since February 2013.	Executive Vice President, General Counsel and Secretary (since January 2016), TCW LLC; Senior Vice President, General Counsel and Secretary (since 2015), TCW Alternative Funds; Executive Vice President, General Counsel and Secretary (since February 2013), TCW Investment Management Company LLC, The TCW Group Inc., Trust Company of the West (2013 – December 2015), TCW Asset Management Company LLC and Metropolitan West Asset Management, LLC; Senior Vice President, General Counsel and Secretary (since February 2013), TCW Strategic Income Fund, Inc. and Metropolitan West Funds; Partner and Chair of the Debt Finance Practice Group (1999 – January 2013), Irell & Manella (law firm).	N/A	N/A

Jeffrey A. Engelsman (1967) Chief Compliance Officer and AML Officer	Mr. Engelsman has served as Chief Compliance Officer of TCW Funds, Inc. since September 2014 and AML Officer of TCW Funds, Inc. since December 2016.	AML Officer (since December 2016) , TCW Alternative Funds, Metropolitan West Funds, and TCW Strategic Income Fund, Inc.; Managing Director and Global Chief Compliance Officer (since January 2016), TCW LLC; Chief Compliance Officer (since 2014), Metropolitan West Funds and TCW	N/A	N/A

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Alternative Funds; Managing Director, Global Chief Compliance Officer (since August 2014), Metropolitan West Asset Management Company, LLC, TCW Investment Management Company LLC, Trust Company of the West (2014 – December 2015) and TCW Asset Management Company LLC; Global Chief Compliance Officer (since September 2014), The TCW Group, Inc.; Chief Compliance Officer (since September 2014), TCW Strategic Income Fund, Inc.; Chief Compliance Officer (2009 – August 2014), MainStay Funds (mutual fund); Managing Director (2009 – July 2014), New York Life Investments (investment management).

Richard M. Villa (1964) Treasurer and Principal Financial and Accounting Officer	Mr. Villa has served as Treasurer and Principal Financial and Accounting Officer of TCW Funds, Inc. since February 2014.	Managing Director, Chief Financial Officer and Assistant Secretary (since January 2016), TCW LLC; Treasurer (since 2015), TCW Alternative Funds; Treasurer and Principal Financial and Accounting Officer (since February 2014), TCW Strategic Income Fund, Inc.; Managing Director and Chief Financial Officer and Assistant Secretary (since July 2008), TCW Investment Management Company LLC, the TCW Group, Inc., Trust Company of the West (2008 – December 2015), TCW Asset Management Company LLC, and Metropolitan West Asset Management, LLC.	N/A	N/A

(1)	The address of each Independent Director is c/o Morgan Lewis & Bockius LLP, Counsel to the Independent Directors of TCW Funds, Inc., 300 South Grand Avenue, Los Angeles, CA 90071. The address of each Interested Director and each officer is c/o The TCW Group, Inc., 865 South Figueroa Street, Los Angeles, CA 90071.
(2)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.
(3)	On December 12, 2016, members of the Board of Directors recognized the value of having a retirement policy and that having such a policy would be consistent with best practices in the mutual fund industry. For that reason, the Board adopted the following retirement policy (the “Policy”): A member of the Board shall be required to retire from the Board (and any committee(s) of the Board on which he or she serves) no later than the first regular quarterly meeting of the Board next held after that Board member reaches his or her 75th birthday; provided, however, that the affected Board member may continue to serve as a member of the Board (and member of committee(s) of the Board) for one or more successive one-year periods, or such shorter extension periods, as shall be approved by a unanimous secret vote of the other members of the Board then serving. Any member of the Board who has already reached his or her 75th birthday at the time of adoption of the Policy shall be automatically granted a two-year extension term, subject to any prior resignation or removal as a member of the Board before the expiration of that two-year term. Any continuation of that Board member’s service beyond that two-year extension would be subject to the vote requirement previously specified above.

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Thomas E. Larkin, Jr. retired from the Board effective February 6, 2013 and was subsequently appointed Director Emeritus by the Board of Directors.

In addition, George N. Winn, Senior Vice President of Trust Company of the West (February 2005 – December 2015), TCW Asset Management Company LLC, Metropolitan West Asset Management, LLC, TCW LLC and the Advisor, is Vice President and Assistant Treasurer of TCW Alternative Funds and Assistant Treasurer of the Corporation and Patrick W. Dennis, Senior Vice President, Associate General Counsel and Assistant Secretary of Trust Company of the West (February 2013 – December 2015), TCW Asset Management Company LLC, Metropolitan West Asset Management, LLC, TCW LLC and the Advisor, is Vice President and Assistant Secretary of TCW Alternative Funds and Assistant Secretary of the Corporation.

Leadership Structure

The Board of Directors is responsible for the overall management of the Corporation, including general supervision of the duties performed by the Advisor and other service providers in accordance with the provisions of the 1940 Act, other applicable laws and the Corporation’s Articles of Incorporation and By-Laws. The Board of Directors meets in regularly scheduled meetings throughout the year. It is currently composed of nine Directors, including seven Independent Directors. As discussed below, the Board of Directors has established three committees to assist the Board of Directors in performing its oversight responsibilities.

The Board of Directors has appointed an Independent Director to serve as its Chairman. The Chairman’s primary role is to set the agenda of the Board of Directors and determine what information is provided to the Board of Directors with respect to matters to be acted upon by the Board of Directors. The Chairman presides at all meetings of the Board of Directors and leads the Board of Directors through its various tasks. The Chairman also acts as a liaison with management in carrying out the Board of Directors’ functions. The Chairman also performs such other functions as may be requested by the Board of Directors from time to time. The designation of Chairman does not impose any duties, obligations or liabilities that are greater than the duties, obligations or liabilities imposed on such person as a member of the Board of Directors generally.

Risk Oversight

Through its direct oversight role, and indirectly through its committees, the Board of Directors performs a risk oversight function for the Corporation consisting, among other things, of the following activities:

General Oversight. The Board of Directors regularly meets with, or receives reports from, the officers of the Corporation and representatives of key service providers to the Corporation, including the Advisor, administrator, transfer agent, custodian and independent registered public accounting firm, to review and discuss the operational activities of the Corporation and to provide direction with respect thereto.

Compliance Oversight. The Board of Directors reviews and approves the procedures of the Corporation established to ensure compliance with applicable federal securities laws. The Board of Directors keeps informed about how the Corporation’s operations conform to its compliance procedures through regular meetings with, and reports received from, the Corporation’s Chief Compliance Officer and other officers.

Investment Oversight. The Board of Directors monitors investment performance during the year through regular performance reports from management with references to appropriate performance measurement indices. The Board of Directors also receives focused performance presentations on a regular basis, including special written reports and oral presentations by portfolio managers. In addition, the Board of Directors monitors the Funds’ investment practices and reviews the Funds’ investment strategies with management and receives focused presentations.

Valuation Oversight. The Board of Directors has approved the valuation methodologies used in establishing the daily values of the Funds’ assets and monitors the accuracy with which the valuations are carried out. The Board of Directors receives regular reports on the use of fair value prices and monitors the effectiveness of the Funds’ valuation procedures.

Financial Reporting. Through its Audit Committee, the Board of Directors meets regularly with the Corporation’s independent registered public accounting firm to discuss financial reporting matters, the adequacy of the Corporation’s internal controls over financial reporting, and risks to accounting and financial reporting matters.

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Committees

Audit Committee. The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Advisor. The Audit Committee consist of Ms. Rogers and Messrs. Bell, Gavin, Haden, McMillan, Parker and Tarica. Each Audit Committee member is an Independent Director. During the fiscal year ended October 31, 2016, the Audit Committee held four meetings.

Executive Committee. The Executive Committee has the same powers of the Board of Directors except the power to declare dividends or other stock distributions, elect directors, authorize the issuance of stock except as permitted by statute, recommend to the shareholders any action requiring their approval, amend the By-Laws or approve any merger or share exchange not requiring shareholder approval. The Executive Committee consists of Messrs. Bell, Haden and Stern. Messrs. Bell and Haden are Independent Directors, and Mr. Stern is an Interested Director. During the fiscal year ended October 31, 2016, the Executive Committee held no meetings.

Nominating Committee. The Nominating Committee makes recommendations to the Board of Directors regarding nominations for membership on the Board of Directors. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as Independent Directors, their independence from the Advisor and other principal service providers of the Corporation. The Nominating Committee periodically reviews director compensation and recommends any appropriate changes to the Board. The Nominating Committee also reviews, and may make recommendations to the Board of Directors relating thereto, issues that pertain to the effectiveness of the Board in carrying out its responsibilities of overseeing the management of the Corporation. The Nominating Committee consists of Ms. Rogers and Messrs. Bell, Gavin, Haden, McMillan, Parker and Tarica. Each Nominating Committee member is an Independent Director. During the fiscal year ended October 31, 2016, the Nominating Committee held two meetings.

The Nominating Committee will consider potential director candidates recommended by shareholders provided that the proposed candidates satisfy the director qualification requirements provided in the Corporation’s Directors Nominating Committee Charter and are not “interested persons” of the Corporation within the meaning of the 1940 Act. In determining procedures for the submission of potential candidates by shareholders and any eligibility requirements for such nominees and for the shareholders submitting the nominations, the Nominating Committee has looked to recent SEC promulgations regarding director nominations for guidance.

Additional Information About the Directors

The Corporation seeks as Directors individuals of distinction and experience in business or finance, government service or academia. In determining that a particular person was and continues to be qualified to serve as a Director, the Board of Directors has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Director, including those described below, the Board has determined that each of the current Directors is qualified to serve as a Director of the Corporation. In addition, the Board of Directors believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes and skills that allow the Board of Directors to operate effectively in governing the Corporation and protecting the interests of shareholders.

Samuel P. Bell. Mr. Bell, Chairman of the Audit Committee, is a private investor and serves on the boards of Post 360, a post production services company, and TSI. He previously was President of Los Angeles Business Advisors, a not-for-profit business organization. Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young, a public accounting firm, for the Pacific Southwest Area.

David S. DeVito. Mr. DeVito is Executive Vice President and Chief Operating Officer of the Advisor, TCW Asset Management Company LLC, Metropolitan West Asset Management, LLC and TCW LLC, is Executive Vice President and Chief Operating Officer of Metropolitan West Asset Management, LLC and Executive Vice President and Chief Financial Officer of the Metropolitan West Funds, and is President and Executive Officer of TSI. He also serves on the boards of several philanthropic organizations, including the YMCA of Metropolitan Los Angeles and Loyola High School of Los Angeles. Prior to joining TCW in 1993, Mr. DeVito was a Certified Public Accountant and Senior Manager with Deloitte & Touche LLP. He is also a member of the American Institute of Certified Public Accountants and the California Society of CPAs.

John A. Gavin. Mr. Gavin, Chairman of the Nominating Committee, is founder and Chairman of Gamma Holdings, an international capital consulting firm and serves on the boards of the Hotchkis and Wiley Funds, a mutual fund complex, and TSI. From 1981 to 1986, Mr. Gavin served as the United States Ambassador to Mexico.

Patrick C. Haden. Mr. Haden, the Independent Chairman of the Board of Directors, is the Senior Advisor to the President of the University of Southern California. He also serves on the board of directors of The Rose Hills Foundation, a foundation that makes grants to qualified charitable organizations, Unihealth Foundation, a private grant making foundation, Tetra Tech, Inc., an

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environmental consulting company, Fletcher Jones Foundation, a charitable foundation, Mayr Foundation, a charitable foundation, First Beverage, a beverage consulting firm, Auto Club, an affiliate of AAA, the Metropolitan West Funds, TCW Alternative Funds and TSI (he also serves as the Independent Chairman of the board of directors of TSI). Previously he was a General Partner in Riordan, Lewis & Haden, a private equity fund. Mr. Haden is a Rhodes Scholar and prior to August 2010, a member of the Board of Trustees of the University of Southern California.

Peter McMillan. Mr. McMillan is the Co-founder and Managing Partner of Willowbrook Capital Group, LLC, an investment advisory firm, co-founder, Managing Partner and Chief Investment Officer of Temescal Canyon Partners, an investment advisory firm, and Co-founder and Executive Vice President of KBS Capital Advisors, a manager of real estate investment trusts. He serves on the boards of five KBS real estate investment trusts, TSI, TCW Alternative Funds and the Metropolitan West Funds. Prior to forming Willowbrook Capital Group in 2000, Mr. McMillan served as the executive vice president and chief investment officer of Sun America Investments, Inc. Prior to 1989, he served as assistant vice president for Aetna Life Insurance for Aetna Life Insurance and Annuity Company with responsibility for the company’s fixed income portfolios.

Charles A. Parker. Mr. Parker is a private investor and serves on the boards of the Burridge Center for Research in Security Prices, Leeds School of Business, University of Colorado and TSI. Previously, Mr. Parker was an executive vice president and director of the Continental Corporation and chairman and chief executive officer of Continental Asset Management Corporation.

Victoria B. Rogers. Ms. Rogers is President of The Rose Hills Foundation. She also serves on the boards of trustees of Polytechnic School, Norton Simon Museum, USA Water Polo, Stanford University, TSI, and Causeway Capital Management Trust, a mutual fund complex. Previously, Ms. Rogers served on the Boards of Trustees of The Chandler School, The Hotchkiss School and the YMCA of Metropolitan Los Angeles. Ms. Rogers has substantial experience in the area of taxes, accounting, non-profit organizations and foundation management, having been previously employed by Deloitte & Touche LLP, Security Pacific Bank and The Whittier Trust Company.

Marc I. Stern. Mr. Stern is Chairman of The TCW Group, Inc., TCW Investment Management Company LLC, TCW Asset Management Company LLC, and Metropolitan West Asset Management, LLC. He also serves on the board of Qualcomm Inc. Prior to joining TCW in 1990, Mr. Stern was President of Sun America, Inc. He also serves on the boards of several philanthropic and civic organizations and universities, including the Los Angeles Opera, the Performing Arts Center of Los Angeles County, the John F. Kennedy Center for the Performing Arts, the Southern California Committee for the Olympic Games, the Marc and Eva Stern Foundation, Dickenson College and the California Institute of Technology. Mr. Stern was appointed as a “Commandeur de l’Ordre National du Mérite” by the President of France.

Andrew Tarica. Since 2001, Mr. Tarica has been Chief Executive Officer of Meadowbrook Capital Management, a fixed-income asset management company that also manages a fixed income hedge fund. From 2005 through 2010, Mr. Tarica served as an employee of the broker-dealer business of Sanders Morris Harris, a Houston, Texas-based asset manager and broker-dealer, where he managed a fixed-income portfolio. Sanders Morris Harris’ broker-dealer business became Concept Capital Markets, LLC in 2010. In September 2015, Concept Capital Markets, LLC was purchased by Cowen & Co, where Mr. Tarica is currently employed. He also serves on the boards of the Metropolitan West Funds, TSI and TCW Alternative Funds.

Equity Ownership of Directors

Independent Directors

The following tables set forth the equity ownership of the Directors, as of December 31, 2016, in each Fund and in all registered investment companies overseen by the Directors in the same family of investment companies as the Funds, which as of December 31, 2016 included the Funds, TSI, Metropolitan West Funds and TCW Alternative Funds. The codes for the dollar ranges of equity securities owned by the Directors are: (a) $1-$10,000, (b) $10,001-$50,000, (c) $50,001-$100,000; and (d) over $100,000.

Name of Director	Dollar Range of Equity Securities in the Corporation(1)		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
Samuel P. Bell	TCW Emerging Markets Income Fund	(b)	(d)
	TCW Relative Value Mid Cap Fund	(c)
	TCW Select Equities Fund	(c)
	TCW Total Return Bond Fund	(b)

John A. Gavin	TCW Select Equities Fund	(d)	(d)

Patrick C. Haden	TCW Emerging Markets Income Fund	(c)	(d)
	TCW Emerging Markets Multi-Asset Opportunities Fund	(d)

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Name of Director	Dollar Range of Equity Securities in the Corporation(1)		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
	TCW High Dividend Equities Fund	(d)
	TCW Relative Value Large Cap Fund	(d)
	TCW Select Equities Fund	(d)
	TCW Small Cap Growth Fund	(d)
	TCW Total Return Bond Fund	(c)

Janet E. Kerr(2)	TCW Short Term Bond Fund	(b)	(c)
	TCW Total Return Bond Fund	(a)

Peter McMillan	TCW Select Equities Fund	(d)	(d)

Charles A. Parker	TCW Short Term Bond Fund	(d)	(d)
	TCW Total Return Bond Fund	(b)

Victoria B. Rogers	TCW High Yield Bond Fund	(d)	(d)

Andrew Tarica	TCW Core Fixed Income Fund	(c)	(d)
	TCW Emerging Markets Income Fund	(b)
	TCW Emerging Markets Local Currency Income Fund	(b)
	TCW Global Bond Fund	(b)
	TCW High Yield Bond Fund	(c)
	TCW Short Term Bond Fund	(c)
	TCW Total Return Bond Fund	(b)

(1)	Certain figures represent and include the Directors’ economic exposure to the Funds through the deferred compensation plan. See below under “Compensation of Independent Directors” for additional details.
(2)	Effective March 4, 2016, the Board of Directors of TFI accepted the resignation of Janet E. Kerr as a Director of TFI.

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Corporation		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
David S. DeVito	TCW Emerging Markets Income Fund	(a)	(b)
	TCW Select Equities Fund	(b)
	TCW Total Return Bond Fund	(b)

Marc I. Stern	TCW Emerging Markets Local Currency	(d)	(d)
	TCW Emerging Markets Income Fund	(d)
	TCW Emerging Markets Multi-Asset Opportunities Fund	(a)
	TCW High Yield Bond Fund	(c)
	TCW International Growth Fund	(b)
	TCW New America Premier Equities Fund	(d)
	TCW Relative Value Large Cap Fund	(d)
	TCW Relative Value Mid Cap Fund	(d)
	TCW Select Equities Fund	(d)
	TCW Short Term Bond Fund	(b)
	TCW Total Return Bond Fund	(d)

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Compensation of Independent Directors

The Corporation pays each Independent Director an annual fee of $60,000 plus a per meeting fee of $7,500 for in person attendance and $2,500 for telephonic attendance for each meeting of the Board of Directors or a committee of the Board of Directors attended by such Independent Director, with such annual fee and meeting fee to be prorated among the Funds. The Chairman of the Audit Committee receives an additional annual retainer of $18,000, the Chairman of the Nominating Committee receives an additional annual retainer of $9,000, and the Independent Chairman of the Board of Directors receives an additional annual retainer of $27,000. Independent Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending meetings of the Board or a committee of the Board. Interested Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation or expense reimbursement from the Corporation. Directors do not receive any pension or retirement benefits as a result of their service as a Director of the Corporation.

The following table illustrates the compensation paid to the Independent Directors by the Corporation and the Fund Complex, which consists of TSI, Metropolitan West Funds, TCW Alternative Funds and the Corporation, for the fiscal year ended October 31, 2016.

Name of Independent Director	Aggregate Compensation From TCW Funds, Inc.	Aggregate Compensation From Fund Complex(1)
Samuel P. Bell	$110,500	$122,000
John A. Gavin	$101,500	$125,500
Patrick C. Haden	$119,500	$291,700
Janet E. Kerr(2)	$45,000	$51,000
Peter McMillan	$92,500	$268,300
Charles A. Parker	$92,500	$104,000
Victoria B. Rogers	$92,500	$104,000
Andrew Tarica	$92,500	$290,100

(1)	As of October 31, 2016, the Fund Complex consists of 37 registered investment companies.
(2)	Effective March 4, 2016, the Board of Directors of TFI accepted the resignation of Janet E. Kerr as a Director of TFI.

At a meeting held on March 14, 2011, the Board of Directors approved a Deferred Compensation Plan for the Independent Directors. The table below lists the total amount of deferred compensation (including interest) payable to the respective Independent Directors as of October 31, 2016.

Name of Independent Director	Aggregate Deferred Compensation From TCW Funds, Inc.
Samuel P. Bell	$0
John A. Gavin	$0
Patrick C. Haden	$0
Janet E. Kerr(1)	$0
Peter McMillan	$92,500
Charles A. Parker	$0
Victoria B. Rogers	$0
Andrew Tarica	$92,500

(1)	Effective March 4, 2016, the Board of Directors of TFI accepted the resignation of Janet E. Kerr as a Director of TFI.

INVESTMENT ADVISORY AGREEMENT

The Advisor was organized in 1987 as a wholly owned subsidiary of TCW. The Carlyle Group, LP (“Carlyle”), a global alternative asset manager, may be deemed to be a control person of the Advisor by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of TCW. Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.

The Corporation, on behalf of the Funds, and the Advisor are parties to an Investment Management and Advisory Agreement (the “Advisory Agreement”). Shareholders are not parties to, or intended (or “third party”) beneficiaries of, the Advisory Agreement. Rather, the Corporation and its respective investment series are the sole intended beneficiaries of the Advisory Agreement. Neither this SAI nor the Prospectus is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws that may not be waived.

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Under the Advisory Agreement, subject to the direction and supervision of the Board of Directors, each Fund retains the Advisor, among other things, to manage the investment of its assets, including to evaluate the pertinent economic, statistical, financial and other data and to formulate and implement its investment program; to place orders for the purchase and sale of its portfolio securities and other instruments and investments; and to administer its day-to-day operations.

The Advisory Agreement also provides that the Advisor will furnish to the Corporation office space at such places as may be agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments; keep those accounts and records of the Corporation and the Funds that are not maintained by the Funds’ transfer agent, custodian, accounting or sub-accounting agent; and arrange for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, Directors or employees of the Corporation if desired and reasonably required by the Corporation.

The Advisory Agreement was last approved by the Board of Directors, including the Independent Directors, on September 26, 2016.

For services performed under the Advisory Agreement, each Fund other than the TCW Conservative Allocation Fund pays the Advisor a fee, payable monthly and calculated daily by applying the annual investment advisory fee percent for the Fund to the Fund’s net asset value. The annual management fee (as a percentage of average net assets) for each Fund other than the TCW Conservative Allocation Fund is as follows:

U.S. Equity Funds
TCW Focused Equities Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW Growth Equities Fund[1]	1.00%
TCW High Dividend Equities Fund	0.65%
TCW New America Premier Equities Fund	0.80%
TCW Relative Value Dividend Appreciation Fund	0.65%
TCW Relative Value Large Cap Fund	0.65%
TCW Relative Value Mid Cap Fund	0.80%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund[1]	1.00%
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%
International Funds
TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

[1]	TCW Growth Equities Fund and TCW Small Cap Growth Fund were closed to subscriptions on February 15, 2017 and are expected to be liquidated on or about March 15, 2017.

Under the Advisory Agreement, the TCW Conservative Allocation Fund does not pay any amount to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the TCW Conservative Allocation Fund indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers as well as the other expenses borne by the Underlying Funds.

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The Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of a Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable by either the Advisor or the Board of Directors on six months’ notice. In addition, certain Funds have contractual fee or expense caps, as shown in the table below. The voluntary limitation and the contractual fee waiver and/or expense reimbursement exclude interest, brokerage, extraordinary expenses, and acquired fund fees and expenses, if any.

U.S. Equity Funds
TCW Focused Equities Fund
I Class Shares	1.09%
N Class Shares	1.09%
TCW Global Real Estate Fund
I Class Shares	1.46%
N Class Shares	1.46%
TCW High Dividend Equities Fund
I Class Shares	1.18%
N Class Shares	1.18%
TCW New America Premier Equities Fund
I Class Shares	1.04%
N Class Shares	1.04%
TCW Relative Value Dividend Appreciation Fund
I Class Shares	1.00%
N Class Shares	1.00%
TCW Relative Value Large Cap Fund
I Class Shares	1.00%
N Class Shares	1.00%
TCW Relative Value Mid Cap Fund
I Class Shares	1.16%
N Class Shares	1.16%

U.S. Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares	0.83%
TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares	1.04%
N Class Shares	1.04%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%
TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond Fund
I Class Shares	0.49%
N Class Shares	0.79%

International Funds
TCW Developing Markets Equity Fund
I Class Shares	1.25%
N Class Shares	1.25%
TCW Emerging Markets Local Currency Income Fund
I Class Shares	0.99%
N Class Shares	0.99%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares	1.23%
N Class Shares	1.23%
TCW International Growth Fund
I Class Shares	1.04%
N Class Shares	1.29%
TCW International Small Cap Fund
I Class Shares	1.44%
N Class Shares	1.44%

Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

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The table below sets forth the investment advisory fee, exclusive of any expense reimbursement, paid by each Fund (except for the TCW Conservative Allocation Fund which has no investment advisory fee) for the fiscal years ended October 31, 2016, 2015 and 2014:

Fund	Fiscal Year Ended 2016		Fiscal Year Ended 2015		Fiscal Year Ended 2014

U.S. Equity Funds
TCW Focused Equities Fund	$63,969		$84,318		$62,585
TCW Global Real Estate Fund	31,039		16,346	[1]	N/A
TCW Growth Equities Fund[5]	107,049		227,011		285,978
TCW High Dividend Equities Fund	51,792		21,787	[1]	N/A
TCW New America Premier Equities Fund	20,092	[2]	N/A		N/A
TCW Relative Value Dividend Appreciation Fund	7,831,397		8,361,549		8,574,610
TCW Relative Value Large Cap Fund	4,550,367		5,343,700		5,242,726
TCW Relative Value Mid Cap Fund	765,537		1,078,785		1,170,165
TCW Select Equities Fund	12,183,228		13,209,283		13,492,533
TCW Small Cap Growth Fund[5]	684,853		1,488,848		2,057,265
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	7,138,700		6,378,154		4,789,209
TCW Enhanced Commodity Strategy Fund[3]	11,566		14,853		21,706
TCW Global Bond Fund	88,757		84,462		89,549
TCW High Yield Bond Fund	133,389		130,819		153,732
TCW Short Term Bond Fund	29,081		51,244		68,521
TCW Total Return Bond Fund	49,909,590		43,673,916		38,875,557
International Funds
TCW Developing Markets Equity Fund	36,147		13,073	[4]	N/A
TCW Emerging Markets Income Fund	21,693,690		32,640,164		39,420,328
TCW Emerging Markets Local Currency Income Fund	1,280,090		1,957,850		1,928,336
TCW Emerging Markets Multi-Asset Opportunities Fund	377,848		485,684		450,533
TCW International Growth Fund	23,559		22,063		22,318
TCW International Small Cap Fund	66,344		140,801		239,843

[1]	For the period November 28, 2014 (commencement of operations) through October 31, 2015.
[2]	The Fund commenced operations on January 29, 2016.
[3]	The reported amounts represent the consolidated payments from the Fund and its subsidiary made to the Advisor.
[4]	For the period June 30, 2015 (commencement of operations) through October 31, 2015.
[5]	TCW Growth Equities Fund and TCW Small Cap Growth Fund were closed to subscriptions on February 15, 2017 and are expected to be liquidated on or about March 15, 2017.

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In addition to the management fees discussed above, the Corporation and TSI reimburse the Advisor for certain regulatory compliance services pursuant to a written agreement. Under the terms of the agreement, the Corporation and TSI reimbursed the Advisor in the amount of $81,250 for the 2016 calendar year. The Corporation’s share was $79,962. This amount is allocated pro rata to each Fund based on management fees paid by each Fund to the Advisor (or in the case of the TCW Conservative Allocation Fund, based on the management fees paid by the Underlying Funds to the Advisor for managing the TCW Conservative Allocation Fund’s assets invested in the Underlying Funds). However, the Advisor has waived its reimbursement request since April 2016.

Except for expenses specifically assumed by the Advisor under the Advisory Agreement, the Corporation bears all expenses of the Corporation and the Funds, including, without limitation, fees and expenses of the Independent Directors, broker commissions and other ordinary or extraordinary expenses incurred by the Corporation or the Funds in the course of their business.

The TCW Conservative Allocation Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and other operating expenses of, the Underlying Funds in which it invests. The TCW Conservative Allocation Fund’s expense ratios, as disclosed in the Prospectus, may be higher or lower depending on the allocation of the TCW Conservative Allocation Fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

The Advisory Agreement was approved by each Fund’s shareholders and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors or by the vote of a majority of the outstanding voting securities of the Fund, and (b) the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated with respect to a Fund without penalty at any time by the Corporation (by the vote of a majority of the Board of Directors or by the vote of a majority of the outstanding voting securities of the Fund) or by the Advisor upon 60 days’ written notice to the other party. The Advisory Agreement terminates automatically in the event of its assignment.

At an in-person meeting held on September 26, 2016, the Board, including the Independent Directors, re-approved the Advisory Agreement with respect to the Funds (except for the TCW New America Premier Equities Fund) for an additional one year term. A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for each of those Funds is contained in the Corporation’s annual report to shareholders for the fiscal year ended October 31, 2016. At an in-person meeting held on December 14, 2015, the Board, including the Independent Directors, approved the Advisory Agreement with respect to the TCW New America Premier Equities Fund for an initial term of two years. A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for the TCW New America Premier Equities Fund is contained in the Corporation’s semi-annual report to shareholders for the six-month period ended April 30, 2016.

The Advisory Agreement also provides that none of the Advisor or any director, officer, agent or employee of the Advisor will be liable or responsible to the Corporation or any of its shareholders for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by such person or persons of their respective duties, except for liability resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their respective duties. Under the Advisory Agreement, the Advisor will also be indemnified by the Corporation as an agent of the Corporation in accordance with the terms of Corporation’s Articles of Incorporation.

The TCW Enhanced Commodity Strategy Fund, through the Subsidiary, seeks exposure to certain commodity-linked instruments. The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary’s portfolio (the “Subsidiary Advisory Agreement”), pursuant to which the Subsidiary will pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the Fund’s assets invested in the Subsidiary. The Subsidiary Advisory Agreement is terminable by either party thereto, without penalty, on 60 days’ prior written notice.

PORTFOLIO MANAGEMENT

Portfolio Manager Compensation

The overall objective of the Advisor’s compensation program for portfolio managers is to attract experienced and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in the Advisor’s parent company (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

54

Salary. Salary is agreed to with portfolio managers at the time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Profit Sharing. Profit sharing for investment professionals is based on net income relating to accounts in the investment strategy area for which the investment professionals are responsible. In most cases, revenues are allocated to a pool and profit sharing compensation is allocated among members of the investment team after the deduction of certain expenses (including base salaries) related to the strategy group. The allocations are based on the investment professionals’ contribution to TCW and its clients, including qualitative and quantitative contributions.

The profit sharing percentage used to compensate a portfolio manager for investment services related to a Fund is generally the same as that used to compensate portfolio managers for other client accounts in the same strategy managed by the Advisor or an affiliate of the Advisor (collectively, the “TCW Advisors”). In some cases, the profit sharing pool includes revenues related to more than one product, in which case each participant in the pool is entitled to profit sharing derived from his or her contributions to all the included products.

Investment professionals are not directly compensated for generating performance fees. In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Funds.

Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses may be paid out of an investment team’s profit sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive profit sharing or where it is determined that the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the applicable TCW Advisor. Also, pursuant to contractual arrangements, some portfolio managers received minimum bonuses.

Equity Incentives. Management believes that equity ownership aligns the interests of portfolio managers with the interests of the firm and its clients. Accordingly, TCW’s key investment professionals participate in equity incentives through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of the Advisor’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in the Advisor’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 that vest over time.

Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas may be awarded partnership units in the Advisor’s parent company. Awards under this plan have vested over time, subject to satisfaction of performance criteria.

Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas may be awarded options to acquire partnership units in the Advisor’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under this plan are subject to vesting and other conditions.

Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the applicable TCW Advisor’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Ownership of Securities and Other Managed Accounts

With respect to the portfolio managers of each Fund (except as disclosed below), the first table sets forth the dollar of securities of such Fund owned by each portfolio manager of such Fund as of October 31, 2016, and the second table sets forth certain information, as of October 31, 2016, regarding other accounts (including such Fund) managed by each portfolio manager of such Fund. Total assets in the second table are in millions. Certain portfolio managers invest in their investment strategy through investment vehicles other than the Funds.

55

TCW Focused Equities Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Thomas K. McKissick	X
N. John Snider					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas K. McKissick	1	$9.8	1	$2.6	10	$35.2	0	$0	0	$0	0	$0
N. John Snider	1	$9.8	1	$2.6	10	$35.2	0	$0	0	$0	0	$0

TCW Global Real Estate Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Iman Brivanlou		X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Iman Brivanlou	2	$16.0	10	$228	12	$963	0	$0	0	$0	0	$0

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TCW High Dividend Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Iman Brivanlou		X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Iman Brivanlou	2	$16.0	10	$228	12	$963	0	$0	0	$0	0	$0

TCW New America Premier Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Joseph R. Shaposhnik					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph R. Shaposhnik	1	$4.2	0	$0	0	$0	0	$0	0	$0	0	$0

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TCW Relative Value Dividend Appreciation Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee	7	$2,033	12	$2,242	47	$1,558	0	$0	1	$334	0	$0

TCW Relative Value Large Cap Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee					X
Matthew J. Spahn						X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee	7	$2,033	12	$2,242	47	$1,558	0	$0	1	$334	0	$0
Matthew J. Spahn	5	$889	10	$2,243	42	$3,123	0	$0	1	$334	0	$0

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TCW Relative Value Mid Cap Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee	7	$2,033	12	$2,242	47	$1,558	0	$0	1	$334	0	$0

TCW Select Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Craig C. Blum						X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Craig C. Blum	3	$1,640	6	$2,612	41	$1,744	0	$0	1	$70	1	$165

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TCW Core Fixed Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane					X
Laird R. Landmann	X
Tad Rivelle	X
Bryan Whalen	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane	30	$107,175	25	$8,378	233	$31,983	0	$0	23	$1,711	9	$4,781
Laird R. Landmann	28	$107,182	22	$7,214	233	$31,983	0	$0	23	$1,711	9	$4,781
Tad Rivelle	29	$116,855	22	$7,178	233	$31,983	0	$0	23	$1,711	9	$4,781
Bryan Whalen	26	$116,834	19	$7,142	226	$30,547	0	$0	23	$1,711	9	$4,781

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TCW Enhanced Commodity Strategy Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Tad Rivelle				X
Stephen M. Kane				X
Bret R. Barker	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Tad Rivelle	29	$116,855	22	$7,178	233	$31,983	0	$0	23	$1,711	9	$4,781
Stephen M. Kane	30	$107,175	25	$8,378	233	$31,983	0	$0	23	$1,711	9	$4,781
Bret R. Barker	1	$1.2	1	$1.0	2	$2,179	0	$0	0	$0	0	$0

TCW Global Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane					X
Tad Rivelle	X
David I. Robbins	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane	30	$107,175	25	$8,378	233	$31,983	0	$0	23	$1,711	9	$4,781
Tad Rivelle	29	$116,855	22	$7,178	233	$31,983	0	$0	23	$1,711	9	$4,781
David I. Robbins	4	$3,270	6	$737	5	$1,355	0	$0	0	$0	3	$2,278

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TCW High Yield Bond Fund

Portfolio Managers	None	$1 to $ 10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
James S. Farnham	X
Laird R. Landmann	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James S. Farnham	3	$1,139	2	$100	1	$44.8	0	$0	0	$0	0	$0
Laird R. Landmann	28	$107,182	22	$7,214	233	$31,983	0	$0	23	$1,711	9	$4,781

TCW Short Term Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane	X
Laird R. Landmann	X
Tad Rivelle	X
Bryan Whalen	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane	30	$107,175	25	$8,378	233	$31,983	0	$0	23	$1,711	9	$4,781
Laird R. Landmann	28	$107,182	22	$7,214	233	$31,983	0	$0	23	$1,711	9	$4,781
Tad Rivelle	29	$116,855	22	$7,178	233	$31,983	0	$0	23	$1,711	9	$4,781
Bryan Whalen	26	$116,834	19	$7,142	226	$30,547	0	$0	23	$1,711	9	$4,781

62

TCW Total Return Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Scott Austin[1]	X
Harrison Choi[1]		X
Mitch Flack					X
Tad Rivelle							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Scott Austin[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Harrison Choi[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Mitch Flack	2	$10,934	7	$2,234	21	$5,913	0	$0	22	$1,570	2	$261
Tad Rivelle	29	$116,855	22	$7,178	233	$31,983	0	$0	23	$1,711	9	$4,781

[1]	Information as of January 31, 2017.

TCW Developing Markets Equity Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Ray S. Prasad					X
Andrey Glukhov			X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ray S. Prasad	4	$59.2	0	$0	1	$15.4	0	$0	0	$0	0	$0
Andrey Glukhov	3	$16.9	0	$0	1	$15.4	0	$0	0	$0	0	$0

63

TCW Emerging Markets Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X
Javier Segovia			X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	3	$3,254	6	$737	5	$1,355	0	$0	0	$0	1	$2,278
David I. Robbins	4	$3,270	6	$737	5	$1,355	0	$0	0	$0	1	$2,278
Javier Segovia	1	$3,098	1	$186	1	$102	0	$0	0	$0	0	$0

TCW Emerging Markets Local Currency Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	3	$3,254	6	$737	5	$1,355	0	$0	0	$0	1	$2,278
David I. Robbins	4	$3,270	6	$737	5	$1,355	0	$0	0	$0	1	$2,278

64

TCW Emerging Markets Multi-Asset Opportunities Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
Ray S. Prasad	X
David I. Robbins							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	3	$3,254	6	$737	5	$1,355	0	$0	0	$0	1	$2,278
Ray S. Prasad	4	$59.2	0	$0	1	$15.4	0	$0	0	$0	0	$0
David I. Robbins	4	$3,270	6	$737	5	$1,355	0	$0	0	$0	1	$2,278

TCW International Growth Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Ray S. Prasad			X
Andrey Glukhov	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ray S. Prasad	4	$59.2	0	$0	1	$15.4	0	$0	0	$0	0	$0
Andrey Glukhov	3	$16.9	0	$0	1	$15.4	0	$0	0	$0	0	$0

65

TCW International Small Cap Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Ray S. Prasad			X
Andrey Glukhov	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ray S. Prasad	4	$59.2	0	$0	1	$15.4	0	$0	0	$0	0	$0
Andrey Glukhov	3	$16.9	0	$0	1	$15.4	0	$0	0	$0	0	$0

TCW Conservative Allocation Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jess Ravich					X
Adam T. Coppersmith	X
Stephen M. Kane					X
Michael P. Reilly			X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jess Ravich	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Adam T. Coppersmith	1	$30	0	$0	0	$0	0	$0	0	$0	0	$0
Stephen M. Kane	30	$107,175	25	$8,378	233	$31,983	0	$0	23	$1,711	9	$4,781
Michael P. Reilly	1	$30	0	$0	5	$118	0	$0	0	$0	0	$0

66

Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account, or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to a Fund. When accounts managed by the Advisor (including a Fund) invest in different parts of an issuer’s capital structure (e.g., one account owns equity securities of an issuer while another account owns debt obligations of the same issuer), actual or potential conflicts of interest may also arise with respect to decisions concerning the issuer’s financing, investments or risks, among other issues, as related to the interests of the accounts. TCW has adopted policies and procedures reasonably designed to address these types of conflicts, and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds.

DISTRIBUTION OF FUND SHARES

TCW Funds Distributors LLC (the “Distributor”) 865 South Figueroa Street, Los Angeles, CA 90017 serves as the non-exclusive distributor of each class of the Funds’ shares pursuant to an Amended and Restated Distribution Agreement (the “Distribution Agreement”) with the Corporation, which is subject to the annual approval by the Board. Shares of the Funds are offered and sold on a continuous basis. The Distribution Agreement is terminable without penalty with 60 days’ notice, by the Board of Directors, by vote of holders of a majority of the Corporation’s shares, or by the Distributor. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares except payments pursuant to the Corporation’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) as described below. The Distributor is affiliated with the Advisor.

Each Fund offers two classes of shares: Institutional “I” Class and Investor “N” Class, except for the TCW Short Term Bond Fund, which only offers Class I shares. Class I shares are offered primarily for direct investment by investors and the TCW Conservative Allocation Fund. Class N shares are offered through firms which are members of the Financial Industry Regulatory Authority (“FINRA”) and which have dealer agreements with the Distributor and other financial intermediaries.

Rule 18f-3 Plan

The Corporation has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (the “Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure and differing exchange and conversion features.
Rule 12b-1 Plan

The Corporation has adopted the Distribution Plan with respect to the Class N shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares for distribution and related services, regardless of the distribution related expenses the Distributor incurs. The Distributor makes payments to financial intermediaries under various dealer agreements for distribution and related services, which may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class N shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investor’s investment and may cost such investor more than paying other sales charges. The Distribution Plan is intended to facilitate the sale of Class N shares.

The following table sets forth the amounts of payments made by the Fund to the Distributor under the Distribution Plan with respect to Class N shares for the fiscal year ended October 31, 2016:

Amount
U.S. Equity Funds
TCW Focused Equities Fund	$2,840
TCW Global Real Estate Fund	1,297
TCW Growth Equities Fund[2]	7,580
TCW High Dividend Equities Fund	1,227

67

TCW New America Premier Equities Fund[1]	2,002
TCW Relative Value Dividend Appreciation Fund	2,197,740
TCW Relative Value Large Cap Fund	56,375
TCW Relative Value Mid Cap Fund	43,178
TCW Select Equities Fund	515,555
TCW Small Cap Growth Fund[2]	48,903
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	1,305,521
TCW Enhanced Commodity Strategy Fund	2,614
TCW Global Bond Fund	19,109
TCW High Yield Bond Fund	22,608
TCW Total Return Bond Fund	6,601,401
Asset Allocation Fund
TCW Conservative Allocation Fund	4,351
International Funds
TCW Developing Markets Equity Fund	3,125
TCW Emerging Markets Income Fund	1,267,865
TCW Emerging Markets Local Currency Income Fund	133,822
TCW Emerging Markets Multi-Asset Opportunities Fund	10,827
TCW International Growth Fund	2,817
TCW International Small Cap Fund	7,914

[1]	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
[2]	TCW Growth Equities Fund and TCW Small Cap Growth Fund were closed to subscriptions on February 15, 2017 and are expected to be liquidated on or about March 15, 2017.

No interested person of the Funds or any Independent Director has any direct or indirect financial interest in the operation of the Distribution Plan except to the extent that the Distributor, the Advisor or certain of their employees may be deemed to have such an interest as a result of the benefits derived from the successful operation of the Distribution Plan. The Funds do not participate in any joint distribution activities with another investment company other than the Metropolitan West Funds.

The Distribution Plan provides that it may not be amended to materially increase the costs which Class N shareholders may bear under the Distribution Plan without the approval of a majority of the outstanding voting securities of the Class N and by vote of a majority of both (i) the Board of Directors, and (ii) the Independent Directors who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan was initially approved by the Board of Directors on December 17, 1998 and provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Directors, and (ii) the Independent Directors who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Distribution Plan and any related amendments.

Receipt of Orders by Intermediaries

The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Pursuant to such authorizations, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order; and customer orders will be priced at a Fund’s net asset value next computed after they are received by an authorized broker of the broker’s authorized designee and accepted by the Fund.

Other Shareholder Servicing Expenses Paid by the Funds

Each Fund is authorized to compensate each broker-dealer and other third-party intermediary up to 0.10 percent (10 basis points) of the assets serviced for that Fund by that intermediary for shareholder services. These services constitute sub-recordkeeping, sub-transfer agent or similar services and are similar in scope to services provided by the Fund’s transfer agent to a Fund. These expenses paid by a Fund would remain subject to any overall expense limitation applicable to that Fund. These expenses are in addition to any supplemental amounts the Advisor pays out of its own resources and are in addition to the Fund’s payment of any amounts through the Distribution Plan. This amount may be adjusted, subject to approval by the Board of Directors.

68

Payments by the Advisor

Set forth below is a list of the member firms of FINRA to which the Advisor, or its affiliates, made payments out of their revenues in connection with the sale and distribution of the Funds’ shares or for services to the Funds and their shareholders for the year ended December 31, 2016. Such payments are in addition to any Distribution Plan amounts paid to such FINRA member firms. The payments are discussed in detail in the Prospectus under the title “Payments by the Advisor.” Any additions, modifications, or deletions to the FINRA member firms identified in this list since December 31, 2016 are not reflected:

FINRA member firm

Fidelity Investments

Charles Schwab

Merrill Lynch

Pershing

UBS Financial Services Incorporated

Wells Fargo

Nationwide Investment Services Corp

Morgan Stanley

Vanguard Marketing Corporation

Raymond James

VOYA

T Rower Price Retirement Plan Svcs

RBC Capital Markets Corporation

Mass Mutual Fin Group

Prudential

The Advisor or its affiliates may also make payments to selling and shareholder servicing agents that are not FINRA member firms and that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

OTHER SERVICE PROVIDERS

Administrator

State Street Bank and Trust Company serves as the administrator of the Corporation (in such capacity, the “Administrator”) pursuant to an Administration Agreement between the Corporation, on behalf of the Funds, and the Administrator (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides certain accounting and administrative services to the Corporation, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring each Fund’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Funds; and preparing the Corporation’s Form N-SAR. The Administrator receives a combined accounting, administration and custody (as custodian of the Corporation) fee based on the combined assets of the Corporation and TSI as follows: 0.0210% of the first $10 billion in assets; 0.0100% of the next $10 billion in assets; 0.0075% of the next $5 billion in assets and 0.0050% thereafter. For the fiscal years ended October 31, 2016, 2015 and 2014, the Administrator received accounting and administration fees of $2,816,841; $2,978,455; and $2,702,242, respectively, from the Corporation.

Transfer Agent

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Corporation.

Custodians

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian for the Corporation. Chase Bank, 4 New York Plaza, New York, New York 10004 and Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260 act as limited custodians under the terms of certain repurchase and futures agreements.

69

Independent Registered Public Accounting Firm

Deloitte and Touche LLP (“Deloitte”), 555 West 5th Street, Los Angeles, California 90013, serves as the independent registered public accounting firm of the Funds. Deloitte provides audit services and assurance, tax return review, and other tax consulting services and assistance in connection with the review of various SEC filings.

Legal Counsel

Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel to the Corporation.

Morgan Lewis & Bockius LLP, 300 South Grand Avenue, Los Angeles, CA 90071, serves as counsel to the Independent Directors.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 2017, the Directors and officers of the Corporation, as a group, owned less than 1% of the outstanding shares of each class of the Funds, other than Class I of TCW High Dividend Equities Fund, TCW Short Term Bond Fund and TCW New America Premier Equities Fund, of which they owned 2.12%, 1.40% and 3.58%, respectively.

Persons that beneficially own, directly or through one or more controlled companies, more than 25% of the outstanding shares of a Fund may be deemed to “control” (as that term is defined in the 1940 Act) that Fund and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of that Fund. As of January 31, 2017, the following shareholders held more than 25% of the outstanding shares of a Fund.

TCW Developing Markets Equity Fund
TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 27.81% owned of record

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 27.52% owned of record

TCW Emerging Markets Local Currency Income Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. FL 5 Jersey City, NJ 07310-2010 35.31% owned of record

TCW Enhanced Commodity Strategy Fund
TCW Asset Management Company International Ltd. 865 S. Figueroa Street , Suite 1800 Los Angeles, CA 90017-2543 40.64% owned of record

TCW Asset Management Company International Ltd. 865 S. Figueroa Street , Suite 1800 Los Angeles, CA 90017-2543 40.57% owned of record

TCW Focused Equities Fund

Raintree Foundation 1255 Franklin Ranch Road Goleta, CA 93117-1784 31.82% owned of record

TCW Global Bond Fund
TCW Asset Management Company International Ltd. 865 S Figueroa Street, Suite 1800
Los Angeles, CA 90017-2593 48.57% owned of record

70

TCW Asset Management Company International Ltd. 865 S Figueroa Street, Suite 1800 Los Angeles, CA 90017-2593 44.14% owned of record

TCW Global Real Estate Fund

Raymond & Bessie Kravis Foundation Henry Kravis Tr U/A 11-25-91 9 W 57th St New York, NY 10019-2701 55.41% owned of record

TCW High Dividend Equities Fund

Raymond & Bessie Kravis Foundation Henry Kravis Tr U/A 11-25-91 9 W 57th St New York, NY 10019-2701 37.40% owned of record

TCW International Growth Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 37.10% owned of record

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 36.51% owned of record

TCW International Small Cap Fund

TCW Asset Management Company International Ltd. 865 S Figueroa Street, Suite 1800 Los Angeles, CA 90017-2593 28.09% owned of record

TCW Asset Management Company International Ltd. 865 S Figueroa Street, Suite 1800 Los Angeles, CA 90017-2593 28.09% owned of record

TCW New America Premier Equities Fund

Raymond & Bessie Kravis Foundation Henry Kravis Tr U/A 11-25-91 9 W 57th St New York, NY 10019-2701 34.08% owned of record

TCW Relative Value Dividend Appreciation Fund

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. FL 5 Jersey City, NJ 07310-2010 68.94% owned of record

71

TCW Relative Value Large Cap Fund

Wells Fargo Clearing Services LLC
Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 26.64% owned of record

TCW Select Equities Fund

Merrill Lynch Pierce Fenner & Smith Inc. For the Sole benefit of its Clients Attn. Fund Administration (9E539) 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484 27.48% owned of record

TCW Total Return Bond Fund

National Financial Services LLC

For the Exclusive Benefit Of Our Customers

Attn. Mutual Funds Department

499 Washington Blvd, FL 5

Jersey City, NJ 07310-2010

45.36% owned of record Merrill Lynch Pierce Fenner & Smith Inc.

For the Sole benefit of its Clients

Attn. Fund Administration (9E539)

4800 Deer Lake Drive East, 2nd Floor

Jacksonville, FL 32246-6484

28.95% owned of record

A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding shares. As of January 31, 2017, the following shareholders held more than 5% of the indicated class of the outstanding shares of a Fund.

Class I

TCW Conservative Allocation Fund

The Robert Kravis & Kimberley Kravis FDN c/o KKR Financial Services Co LLC 730 5th Ave Fl 8 New York, NY 10019-4105 20.36% owned of record

Growers Ranch Inc Profit Sharing Plan 2016 Newport Blvd Costa Mesa, CA 92627-2163 18.30% owned of record

Earl B Gilmore Foundation U/A 06/04/1958 6301 W 3rd St Los Angeles, CA 90036-3154 9.57% owned of record

Irell & Manella Foundation U/A 6/16/1997 1800 Avenue of the Stars, Suite 900 Los Angeles, CA 90067-4276 7.51% owned of record

72

Class N

TCW Conservative Allocation Fund

National Financial Services LLC For Exclusive Benefit of Our Customers
Attn. Mutual Funds Department 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010 57.97% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 21.55% owned of record

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn. Mutual Fund Ops Manager 60 S 6th St., Suite 700 Minneapolis, MN 55402-4413 6.37% owned of record

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 5.76% owned of record

Class I

TCW Core Fixed Income Fund

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010 26.25% owned of record

Edward D Jones & Co 201 Progress Pkwy Maryland Heights, MO 63043-3042 14.46% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 10.76% owned of record

Nationwide Investment Services Corp 1 Nationwide Plaza Columbus, OH 43215-2239 8.10% owned of record

McWood & Co. P.O. Box 29522 Raleigh, NC 27626-0522 5.47% owned of record Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 5.47% owned of record

73

Class N

TCW Core Fixed Income Fund

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010 57.59% owned of record

Merrill Lynch Pierce Fenner & Smith Inc. For the Sole benefit of its Clients Attn. Fund Administration (9E539) 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484 21.47% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 9.03% owned of record

Class I

TCW Developing Markets Equity Fund

TCW Asset Management Company International Ltd.

865 S. Figueroa Street, Suite 1800

Los Angeles, CA 90017-2543

38.51% owned of record

David I Robbins

52 E End Ave Apt 31

New York, NY 10028-8116

25.71% owned of record

Penelope D Foley Living Trust Agreement Penelope Dyson Foley TR U/A 10/15/2008 175 N Canyon View Dr. Los Angeles, CA 90049-2721 25.71% owned of record

Ray Shantanu Prasad 118 Worthen Rd. Lexington, MA 02421-7055 10.08% owned of record

Class N

TCW Developing Markets Equity Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 99.02% owned of record

Class I

TCW Emerging Markets Income Fund

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010
18.35% owned of record

74

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 15.00% owned of record

TD Ameritrade Inc For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226 9.94% owned of record

UBS WM USA Omni Account M/F Attn. Department Manager 1000 Harbor Blvd. 5th FL Weehawken, NJ 07086-6761 6.57% owned of record

Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 6.70% owned of record

Merrill Lynch Pierce Fenner & Smith Inc.

For the Sole benefit of its Clients

Attn. Fund Administration (9E539)

4800 Deer Lake Drive East, 2nd Floor

Jacksonville, FL 32246-6484

5.47% owned of record

US Bank NA

1555 N River Center Dr., Suite 302

Milwaukee, WI 53212-3958

5.05% owned of record

Class N

TCW Emerging Markets Income Fund

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 43.43% owned of record

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010 34.84% owned of record

UBS WM USA Omni Account M/F Attn. Department Manager 1000 Harbor Blvd. 5th FL Weehawken, NJ 07086-6761 5.83% owned of record

75

Class I

TCW Emerging Markets Local Currency Income Fund

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd. Fl. 5 Jersey City, NJ 07310-2010 39.41% owned of record

UBS WM USA Omni Account M/F Attn. Department Manager 1000 Harbor Blvd. 5th FL Weehawken, NJ 07086-6761 23.88% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 15.37% owned of record

Class N

TCW Emerging Markets Local Currency Income Fund

Charles Schwab & Co. Inc.

Reinvest Account

Attn. Mutual Funds Dept.

211 Main Street

San Francisco, CA 94105-1905

37.72% owned of record

Goldman Sachs & Co.

c/o Mutual Funds Ops

222 S Main St.

Salt Lake City, UT 84101-2199

23.68% owned of record

National Financial Services LLC 200 Seaport Blvd. Boston, MA 02210-2031 19.53% owned of record

Class I

TCW Emerging Markets Multi-Asset Opportunities Fund

PM Operating LTD 5810 E Skelly Dr., Suite 1650 Tulsa, OK 74135-6432 24.25% owned of record

Hook Investments LLC c/o HM International Inc. 5810 Tulsa, OK 74135-6432 21.68% owned of record

Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 13.44% owned of record

76

David I Robbins & Joyce Chang JTWROS 52 E End Ave., Apt 31 New York, NY 10028-8116 6.62% owned of record

Penelope D Foley Living Trust Agreement Penelope Dyson Foley TR U/A 10/15/2008 175 N Canyon View Dr. Los Angeles, CA 90049-2721 6.26% owned of record

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn. Mutual Fund Ops Manager 60 S 6th St., Suite 700 Minneapolis, MN 55402-4413 5.37% owned of record

Northern Trust as Custodian FBO Foundation Partners Fund LLC FPF Marketable Securities P.O. Box 92956 Chicago, IL 60675-2956 5.18% owned of record

Class N

TCW Emerging Markets Multi-Asset Opportunities Fund

Charles Schwab & Co. Inc. Special Custody Account For the Benefit of Customers Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 45.75% owned of record

National Financial Services LLC For Exclusive Benefit of Our Customers Attn. Mutual Funds Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010 43.89% owned of record

Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170 6.49% owned of record

Class I

TCW Enhanced Commodity Strategy Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 68.38% owned of record

Laird Ridings Landmann & Kathleen Kinney JTWROS 6329 Cavalleri Rd. Malibu, CA 90265-4080 7.83% owned of record

77

The Kane Revocable Living Trust Stephen M Kane & Mary Beth Kane TR
U/A 07/10/2002 2400 Paseo Del Mar Palos Verdes Estates, CA 90272-4009 7.83% owned of record

David and Jody Lippman Family Trust David Brian Lippman & Jody Lippman TR U/A 11/12/2008 1341 San Remo Pacific Palisades, CA 90272-4009 7.83% owned of record

Tad Rivelle 100 South Dianthus Manhattan Beach, CA 90266-6723 7.83% owned of record

Class N

TCW Enhanced Commodity Strategy Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 100.00% owned of record

Class I

TCW Focused Equities Fund

Raintree Foundation 1255 Franklin Ranch Road Goleta, CA 93117-1784 35.28% owned of record

Patrick Stewart Trustee

For the Danso Trust U/A 3/18/93

9 Tempus Wharf

29 Bermondsey Wall St.

London SE164RW, England

8.83% owned of record

McKernan Family Trust

Thomas V McKernan & Judith H McKernan TR

U/A 06/30/2003

1070 Fallen Leaf Rd.

Arcadia, CA 91106-1903

8.82% owned of record

UBS WM USA

Omni Account M/F

Attn. Department Manager

1000 Harbor Blvd. 5th FL

Weehawken, NJ 07086-6761

8.52% owned of record

Merrill Lynch Pierce Fenner & Smith Inc.

For the Sole Benefit of its Clients

Attn. Fund Administration (9E539)

4800 Deer Lake Drive East, 2nd Floor

Jacksonville, FL 32246-6484

5.99% owned of record

78

Class N
TCW Focused Equities Fund
Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 30.63% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399-0002

18.08% owned of record

National Financial Services LLC

For the Exclusive Benefit of Our Customers

Attn. Mutual Funds Department

499 Washington Blvd., FL 5

Jersey City, NJ 07310-2010

16.50% owned of record

TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226 15.21% owned of record
Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170 6.30% owned of record Matthew B Douglas & Susan S Douglas JTWROS 472 34th St. Manhattan Beach, CA 90266-3308 5.38% owned of record
Class I
TCW Global Bond Fund

TCW Asset Management Company International Ltd.

865 S. Figueroa Street, Suite 1800

Los Angeles, CA 90017-2543

91.34% owned of record

TCW Lifeplan Conservative Fund

8

65 S. Figueroa Street

Los Angeles, CA 90017-2543

8.27% owned of record

Class N
TCW Global Bond Fund
TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 94.27% owned of record

79

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 5.56% owned of record
Class I
TCW Global Real Estate Fund
Raymond & Bessie Kravis Foundation Henry Kravis TR U/A 11-25-91 9 W. 57th Street New York, NY 10019-2701 68.06% owned of record
TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 21.98% owned of record
Class N
TCW Global Real Estate Fund
TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 96.29% owned of record
Class I
TCW Growth Equities Fund
Holyhead Holdings Limited Cititrust Jersey Limited 38 Esplanade St. Helier Jersey JE4 8ZT Channel Islands 11.94% owned of record

Auth Family Ltd. Partnership III

Partnership c/o Vomela

274 Fillmore Ave E

Saint Paul, MN 55107-1417

11.32% owned of record

James A. Frank Living Trust

James A. Frank TR

U/A 01/19/1996

P.O. Box 6527

Santa Barbara, CA 93160-6527

9.03% owned of record

Phillip Lee Brown & Valerie Clayborne Brown JTWROS

950 Saigon Rd.

McLean, VA 22102-2119

7.63% owned of record

Strafe & Co. FBO Park Hill Investments Limited P.O. Box 6924 Newark, DE 19714-6924 6.44% owned of record

80

Norred 1987 Trust Charlene L. Norred TR 10288 Century Woods Drive Los Angeles, CA 90067-6304 6.16% owned of record

Class N

TCW Growth Equities Fund

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, Fl. 5 Jersey City, NJ 07310-2010 46.16% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 21.57% owned of record

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 7.34% owned of record

Class I

TCW High Dividend Equities Fund

Raymond & Bessie Kravis Foundation

Henry Kravis TR U/A 11-25-1991

9 W. 57th Street

New York, NY 10019-2701

40.52% owned of record

TCW Lifeplan Conservative Fund

865 S. Figueroa Street, Suite 1800

Los Angeles, CA 90017-2593

17.33% owned of record

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 7.15% owned of record

Norman E. Friedmann IRA 1 W. Century Dr., Unit 29A Los Angeles, CA 90067-3412 7.00% owned of record

Christopher Investments Ltd. 1010 475 West Georgia St. Vancouver, BC V6B4M9 Canada 5.60% owned of record

Class N

TCW High Dividend Equities Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800
Los Angeles, CA 90017-2543 85.77% owned of record

81

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd., FL 5 Jersey City, NJ 07310-2010 14.23% owned of record

Class I

TCW High Yield Bond Fund

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

15.24% owned of record

Gazelle Holdings Limited

P.O. Box 560

11-15 Seaton Place

St. Helier JE4 XP

Channel Islands

13.08% owned of record

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd., FL 5 Jersey City, NJ 07310-2010 11.07% owned of record

Mac & Co

P.O. Box 3198

525 William Penn Place

Pittsburg, PA 15230-3198

10.72% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399-0002

6.34% owned of record

Charles Schwab & Co. Inc.

Reinvest Account

Attn: Mutual Funds Dept.

211 Main Street

San Francisco, CA 94105-1905

5.66% owned of record

Holyhead Holdings Limited Cititrust Jersey Limited 38 Esplanade St. Helier Jersey JE4 8ZT Channel Islands 5.32% owned of record

82

Class N

TCW High Yield Bond Fund

Ameriprise Financial Services Inc.

1902 Campus Commons Dr., Suite 500

Reston, VA 20191-1592

27.05% owned of record

National Financial Services LLC

For the Exclusive Benefit of Our Customers

Attn. Mutual Funds Department

499 Washington Blvd., FL 5

Jersey City, NJ 07310-2010

22.76% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 15.75% owned of record

Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of its Clients Attn. Fund Administration (9E539) 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484 11.64% owned of record

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 8.33% owned of record

Class I

TCW International Growth Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 58.43% owned of record

TCW Lifeplan Conservative Fund 865 S. Figueroa Street Los Angeles, CA 90017-2543 35.80% owned of record

Class N

TCW International Growth Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 100.00% owned of record

Class I

TCW International Small Cap Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 42.77% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept.

83

211 Main Street San Francisco, CA 94105-1905 23.52% owned of record

Penelope D Foley Living Trust Agreement Penelope Dyson Foley TR U/A 10/15/2008 175 N Canyon View Dr. Los Angeles, CA 90049-2721 9.53% owned of record

David I Robbins 52 E. End Ave., Apt. 31 New York, NY 10028-8116 9.39% owned of record

Class N

TCW International Small Cap Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 81.86% owned of record

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd., FL 5 Jersey City, NJ 07310-2010 8.76% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 6.94% owned of record

Class I

TCW New America Premier Equities Fund

Raymond & Bessie Kravis Foundation

Henry Kravis TR U/A 11-25-1991

9 W. 57th Street

New York, NY 10019-2701

39.15% owned of record

TCW Lifeplan Conservative Fund

865 S. Figueroa Street

Los Angeles, CA 90017-2543

19.32% owned of record

TCW Asset Management Company International Ltd.

865 S. Figueroa Street, Suite 1800

Los Angeles, CA 90017-2543

14.81% owned of record

Thomas & Laura Tippl Family Trust Thomas Tippl & Laura C Tippl TR 601 N Saltair Ave. Los Angeles, CA 90049-2029 6.95% owned of record

84

Class N

TCW New America Premier Equities Fund

TCW Asset Management Company International Ltd. 865 S. Figueroa Street, Suite 1800 Los Angeles, CA 90017-2543 99.53% owned of record

Class I

TCW Relative Value Dividend Appreciation Fund

NECA IBEW Pension Benefit Trust Fund 5735 Elizabeth Ave Saint Louis, MO 63110-2801 23.77% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 21.81% owned of record

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, FL 5 Jersey City, NJ 07310-2010 17.45% owned of record

Class N

TCW Relative Value Dividend Appreciation Fund

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, FL 5 Jersey City, NJ 07310-2010 81.60% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 6.84% owned of record

Class I

TCW Relative Value Large Cap Fund

Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 27.76% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 25.91% owned of record

Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor
Jersey City, NJ 07311 11.57% owned of record

85

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 6.07% owned of record

Class N

TCW Relative Value Large Cap Fund

Charles Schwab & Co. Inc.

Reinvest Account

Attn. Mutual Funds Dept.

211 Main Street

San Francisco, CA 94105-1905

29.04% owned of record

VRSCO

FBO AIGFSB CUST TTEE FBO

Kelsey-Seybold Health System 401K

2929 Allen Pkwy, Suite A6-20

Houston, TX 77019-7117

22.99% owned of record

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, FL 5 Jersey City, NJ 07310-2010 11.51% owned of record

Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311 10.65% owned of record

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 5.70% owned of record

Class I

TCW Relative Value Mid Cap Fund

Diane E. Jaffee

50 E. 89th Street, #12D

New York, NY 10128-1225

22.86% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

18.11% owned of record

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, Fl. 5 Jersey City, NJ 07310-2010 12.24% owned of record

86

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 7.23% owned of record

Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 5.07% owned of record

Class N

TCW Relative Value Mid Cap Fund

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 19.31% owned of record

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, Fl. 5 Jersey City, NJ 07310-2010 18.37% owned of record

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 10.19% owned of record Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311 10.08% owned of record

Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 7.38% owned of record

TD Ameritrade Inc For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226 6.75% owned of record

Class I

TCW Select Equities Fund

Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of its Clients Attn. Fund Administration (9E539) 4800 Deer Lake Drive East – 2nd Fl. Jacksonville, FL 32246-6484 32.86% owned of record

87

Charles Schwab & Co. Inc.

Reinvest Account

Attn. Mutual Funds Dept.

211 Main Street

San Francisco, CA 94105-1905

16.69% owned of record

National Financial Services LLC

For the Exclusive Benefit Of Our Customers

Attn. Mutual Funds Department

499 Washington Blvd, Fl. 5

Jersey City, NJ 07310-2010

14.88% owned of record

Morgan Stanley Smith Barney LLC Special Account for the Exclusive Benefit of Customers of MSSB 1300 Thames St. FL 6 Baltimore, MD 21231-3496 7.96% owned of record

Class N

TCW Select Equities Fund

National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, Fl. 5 Jersey City, NJ 07310-2010 57.81% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 23.19% owned of record

Class I

TCW Short Term Bond Fund

National Financial Services LLC

For the Exclusive Benefit of Our Customers

Attn. Mutual Funds Department

499 Washington Blvd, Fl. 5

Jersey City, NJ 07310-2010

22.08% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399-0002

9.77% owned of record

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn. Mutual Fund Ops Manager 60 S 6th St., Suite 700 Minneapolis, MN 55402-4413 8.27% owned of record

US Bank NA 1555 N Rivercenter Dr., Suite 302 Milwaukee, WI 53212-3958 5.71% owned of record

88

Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of its Clients Attn. Fund Administration (9E539) 4800 Deer Lake Drive East – 2nd Fl. Jacksonville, FL 32246-6484 5.00% owned of record
Class I
TCW Small Cap Growth Fund
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, FL 5 Jersey City, NJ 07310-2010 32.04% owned of record
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523 13.42% owned of record

Carsey Living Trust

Marcia L Carsey & John Carsey TR

c/o Capell Coyne & Co

11601 Wilshire Blvd., Suite 2350

Los Angeles, CA 90025-0509

8.89% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399-0002

7.93% owned of record

Charles Schwab & Co. Inc.

Reinvest Account

Attn. Mutual Funds Dept.

211 Main Street

San Francisco, CA 94105-1905

7.55% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Floor

Jersey City, NJ 07311

7.09% owned of record

UBS WM USA

Omni Account M/F

Attn. Department Manager

1000 Harbor Blvd. 5th FL

Weehawken, NJ 07086-6761

5.91% owned of record

89

Class N
TCW Small Cap Growth Fund
National Financial Services LLC
For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, FL 5 Jersey City, NJ 07310-2010 37.64% owned of record
Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 34.39% owned of record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 13.52% owned of record
Class I
TCW Total Return Bond Fund
Merrill Lynch Pierce Fenner & Smith Inc. For the Sole Benefit of its Clients Attn. Fund Administration (9E539) 4800 Deer Lake Drive East – 2nd Fl. Jacksonville, FL 32246-6484 38.02% owned of record
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn. Mutual Funds Department 499 Washington Blvd, Fl. 5 Jersey City, NJ 07310-2010 11.34% owned of record
Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 10.93% owned of record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311 6.30% owned of record
UBS WM USA OMNI Account M/F Attn. Department Manager 1000 Harbor Blvd, 5th FL Weehawken, NJ 07086-6761 5.72% owned of record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002 5.03% owned of record

90

Class N

TCW Total Return Bond Fund

National Financial Services LLC For the Exclusive Benefit of Our Customers
Attn. Mutual Funds Department 499 Washington Blvd, FL 5 Jersey City, NJ 07310-2010 45.36% owned of record

Charles Schwab & Co. Inc. Reinvest Account Attn. Mutual Funds Dept. 211 Main Street San Francisco, CA 94105-1905 20.46% owned of record

Ameriprise Financial Services Inc. 1902 Campus Commons Dr., Suite 500 Reston, VA 20191-1592 12.82% owned of record

CODE OF ETHICS

The Corporation, the Advisor and the Distributor are subject to a joint Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended, with respect to certain investment transactions by persons subject to the Code of Ethics to avoid any actual or potential conflict of interest or abuse of any fiduciary position. The Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be held by the Funds.

DISCLOSURE OF PORTFOLIO INFORMATION

General. The Funds have established a policy governing the disclosure of each Fund’s portfolio holdings that is designed to protect the confidentiality of that Fund’s non-public portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Funds’ Board of Directors has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to the Corporation’s portfolio holdings disclosure policies may be granted only by an executive officer of the Corporation or the Chief Executive Officer of the Advisor upon a determination that the release of information would be in the best interests of the Fund’s shareholders and appropriate for legitimate business purposes, and must be reported quarterly to the Board of Directors. There is no guarantee that the Corporation’s policies on the use and dissemination of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information. The Board of Directors will monitor disclosure of portfolio holdings by approval in advance of material changes to that policy, and by occasional review of reports or discussions with the Corporation’s officers about disclosures of the Funds’ portfolio holdings.

Investors in separate accounts and unregistered products managed by the Advisor or its affiliates have access to their portfolio holdings, and prospective investors of separate accounts and unregistered products have access to representative portfolio holdings. Disclosures of portfolio holdings to those investors and prospective investors are not subject to the Funds’ disclosure of portfolio holdings policies discussed above and below. Some of these separate accounts and unregistered products have substantially similar or identical investment objectives and strategies as certain Funds and, therefore, may have similar, or in certain cases nearly identical, portfolio holdings as those Funds.

Neither the Advisor nor the Funds will receive any compensation or other consideration in connection with disclosure of a Fund’s portfolio holdings.

Public Disclosure of Portfolio Holdings. The Funds currently disclose their portfolio holdings as of the end of the second and fourth quarters in their semi-annual and annual reports to shareholders, and their portfolio holdings as of the end of the first and third quarters in their Form N-Q reports, which are available at www.sec.gov and www.tcw.com. The Funds or the Advisor may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.

In addition, it is the policy of the Corporation to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Corporation’s website. Top ten holdings lists and other portfolio characteristics at month-end for certain Funds may be found on the Corporations’s website at www.tcw.com.

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m., Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for portfolio holdings may be made on a monthly basis pursuant to this procedure or pursuant to standing requests.

91

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing portfolio holdings would be contrary to the best interests of the Funds. Those decisions are made by personnel of the Advisor or the Corporation with the title of Senior Vice President, Managing Director or higher (an “Authorized Person”).

Disclosure of Non-Public Portfolio Holdings. A Fund may, in certain cases, disclose to third parties its portfolio holdings that have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may be made only if an Authorized Person determines that such disclosure is in the best interests of the Fund’s shareholders. In addition, the third party receiving that information, or any representatives of a third party receiving that information, will be required to agree in writing to keep that information confidential and use it for an agreed upon legitimate business purpose. The Advisor’s legal department reviews any confidentiality agreement entered into with a third party receiving non-public portfolio holdings. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities that provide on-going services to the Funds in connection with their day-to-day operations and management, including the Funds’ Advisor and its affiliates, and the Funds’ custodian, administrator, pricing services, broker-dealers, accounting services provider, independent registered public accounting firm, financial printer, and proxy voting service provider.

To the extent that an Authorized Person determines that there is a potential conflict of interest with respect to the disclosure of information that is not publicly available between the interests of a Fund’s shareholders, on the one hand, and the Advisor, or an affiliated person of the Advisor or the Fund, on the other, the Authorized Person must inform the Corporation’s Chief Compliance Officer of that potential conflict of interest, and the Corporation’s Chief Compliance Officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances.

Current or quarterly portfolio holdings may be disclosed to governmental authorities pursuant to applicable laws or regulations, or a judicial, regulatory or other similar request. Information regarding the characteristics of the Funds’ portfolio, such as its current credit quality or duration, may be provided upon request, subject to the discretion of the Corporation’s officers.

Ongoing Arrangements To Make Portfolio Holdings Available. With authorization from the Corporation’s Chief Compliance Officer or an Authorized Person, fund representatives disclose Fund portfolio holdings to the following recipients on an ongoing basis: the Advisor; fund rating agencies (including Lipper, Morningstar, Standard & Poor’s and Weisenberger); consultants and analysts (including Bloomberg, FactSet Research Systems, Fidelity, Vestek and Yon Drake); State Street Bank and Trust Company (the Funds’ custodian); Chase Bank (the Funds’ limited custodian under the terms of certain repurchase and futures agreements); U.S. Bancorp Fund Services, LLC (the Funds’ transfer agent); Deloitte & Touche LLP (the Funds’ independent registered public accounting firm); Donnelley Financial Solutions (financial printer); and Glass Lewis & Co., LLC (the proxy voting service provider and the service provider that has been retained to process votes and corporation actions on behalf of the Funds). Each recipient, except the Funds’ independent registered public accounting firm and the Funds’ financial printer, receives the portfolio holdings information on a daily basis. Each of the Funds’ independent registered public accounting firm and the Funds’ financial printer receives the information when requested in connection with its services to the Funds.

PROXY VOTING GUIDELINES

The Board of Directors has delegated the Corporation’s proxy voting authority to the Advisor except for with respect to the TCW Conservative Allocation Fund. The TCW Conservative Allocation Fund, in its capacity as a shareholder of the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the TCW Conservative Allocation Fund will vote its shares in the Underlying Fund in the same proportion as the vote of all other shareholders in the Underlying Fund, unless the Board authorizes the Advisor, on behalf of the TCW Conservative Allocation Fund, to vote in some other manner.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent twelve-month period ended June 30 is available:

1.	without charge, upon request, by calling 800-FUND-TCW (800-386-3829);

2.	free of charge, on the Corporation’s website at www.tcw.com; or

3.	on the SEC’s website at http://www.sec.gov.

When the Corporation receives a request for its proxy voting record, it will send the information disclosed in the Corporation’s most recently filed report on Form N-PX via first-class mail (or other means designed to ensure equally prompt delivery) within three business days of receipt of the request. The Corporation also posts Form N-PX on its website as soon as is reasonably practicable after it is filed with the SEC.

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The following is a summary of the proxy voting guidelines of the Advisor.

TCW INVESTMENT MANAGEMENT COMPANY LLC

SUMMARY OF PROXY VOTING GUIDELINES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to carry out its fiduciary responsibilities in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”).

Where TCW has retained the services of a Sub-advisor to provide day-to-day portfolio management for the portfolio, the Advisor may delegate proxy voting authority to the Sub-Advisor; provided that the Sub-Advisor either (1) follows the Advisor’s Proxy Voting Policy and Procedures; or (2) has demonstrated that its proxy voting policies and procedures (“Sub-Advisor’s Proxy Voting Policies and Procedures”) are in the best interests of the Advisor’s clients and appear to comply with governing regulations. TCW also shall be provided the opportunity to review a Sub-Advisor’s Proxy Voting Policy and Procedures as deemed necessary or appropriate by TCW. Consistent with its fiduciary obligations, the Advisor will be responsible for periodically verifying the Sub-Advisor’s implementation of its proxy voting policy with respect to the TCW-managed portfolio.

The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. In those instances, the Proxy Committee shall periodically review and evaluate the voting recommendations of such Outside Service to ensure that recommendations are consistent with TCW’s clients’ best interests. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations. In the event that TCW inadvertently receives any proxy materials on behalf of a client that has retained proxy voting responsibility, and where it is reasonably feasible for TCW to determine the identity of the client, TCW will promptly forward such materials to the client.

As a matter of firm policy, TCW does not disclose to unaffiliated third parties how it expects to vote on upcoming proxies and does not disclose the way it voted proxies without a legitimate need to know such information.

Philosophy

When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. Generally, proposals will be voted in accordance with the Guidelines and any applicable guidelines provided by TCW’s clients. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and an Outside Service.

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Proxy Voting Overrides

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to abstain on a vote or override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s written rationale, he/she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the written rationale before submitting it. The Director of Research will review the portfolio manager’s written rationale and make a determination. If the Director of Research believes it appropriate, he/she may elect to convene the Proxy Committee for its independent consideration as to how the vote should be cast.

Conflicts of Interest

In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely according to the Guidelines and any applicable guidelines provided by TCW’s clients, as outlined below. If a potential conflict of interest arises and there is no predetermined vote, or the Guidelines (or any applicable TCW client guidelines) themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis:

Where the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW based on the level of assets under management and other relevant facts and circumstances. Where the relationship is deemed material, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where an employee of TCW sits on the Board of a public company, the Proxy Specialist will determine whether such Board member is the portfolio manager for the account holding the security, or whether the Board member has spoken with the portfolio managers for the account holding the security. If either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities.

When the issuer is a key vendor or broker of TCW, the Proxy Specialist will determine if the portfolio manager for the account(s) holding the security has spoken with the key vendor or broker about the upcoming proxy vote. If there has been communication concerning the proxy vote between the portfolio manager and the key vendor or broker, the relationship will be deemed material. The Proxy Specialist will provide the Proxy Committee with the relevant facts and the Proxy Committee will vote the proxy.

Where the issuer is a known affiliate of TCW, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request to the Proxy Specialist, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision, including proxy overrides delivered to the Proxy Specialist and decisions of the Proxy Committee. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

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TCW or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an Outside Service will store such records at its principal office.

International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. For proxies of non-U.S. companies, although it is typically both difficult and costly to vote proxies, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director and management nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	Generally for routine management proposals

•	For amendments to the company’s certificate of incorporation or bylaws, except against if an amendment would have the effect of reducing shareholders’ rights

Capital Structure

•	Generally for reasonable changes in authorized common stock

•	For the issuance of common stock or preferred stock, except against if the shares have voting rights superior to those of other common or preferred shareholders, as applicable

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock and making reasonable changes to authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For amending or canceling a class or series of preferred stock

•	Against authorizing and for eliminating or amending dual or multiple classes of common stock

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	Generally for mergers and restructurings, including recapitalization, bankruptcy restructurings, liquidations, reincorporating in a different state, leveraged buyout of the company, spinning off certain company operations or divisions, the sale of assets

•	Against adopting or preserving cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

Anti-Takeover Provisions

•	Generally against the concept of a classified board

•	Generally against the concept of a shareholder rights plan (poison pill)

•	Against eliminating or limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating or limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

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•	Against establishing or maintaining a supermajority vote provision to (i) approve a merger or other business combination, (ii) change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against fair price provisions

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	Against opting into a state takeover statutory provision

Compensation

•	Generally in favor of reasonable compensation and bonus plans proposed by management, including one-time stock options and deferred compensation plans

•	For adopting, amending or adding shares to a stock incentive, purchase or award plan for employees and non-employee directors, provided that outstanding common stock is not overly diluted

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Refer on assuming stock incentive plans

•	With management on “say on pay” proposals

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Generally against making changes to board or chairman election, composition or eligibility requirements

•	Against changing the annual meeting location or date

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	Against urging the creation of a shareholder committee

•	For adopting cumulative voting

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	Generally against supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting or act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Generally against restricting executive or director compensation, but for reasonable enhanced disclosure of executive compensation

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	Generally for the creation of a compensation and a nominating committee

•	For increasing the independence of key committees

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Social Issue Proposals

•	Generally for proposals that ask a company to review operations or impacts or disclosure activities or impacts, except against if the proposal calls for action beyond reporting

•	Generally against proposals that ask the company to implement changes in procedure, including the development of social, economic, environmental or ethical criteria to govern contracts and production

Additional Information

A description of the Advisor’s policies and procedures relating to proxy voting and class actions can also be found in the Advisor’s Part 2A of Form ADV. A copy of the Advisor’s Form ADV is available to clients upon request to the Proxy Specialist.

DETERMINATION OF NET ASSET VALUE

As stated in the Prospectus, the net asset value per share (the “NAV”) of each Fund’s shares will fluctuate and is determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”), on each day the NYSE is open for trading. If, for example, the NYSE closes at 1:00 p.m. New York time, each Fund’s NAV would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Trust’s Valuation Committee determined that a “fair value” adjustment is appropriate due to subsequent events. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may, however, close on days not included in that announcement. No Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received. The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures contracts close shortly after the time net asset value is calculated.

Fixed-income securities, including short term securities, for which market quotations are readily available, are valued at prices as provided by independent pricing vendors or quotations from broker-dealers. The Funds receive pricing information from independent pricing vendors approved by the Board of Directors. The Funds may also use what they refer to as a “benchmark pricing system” to the extent vendors’ prices for securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Advisor initially selects a proxy comprised of a relevant security (i.e., U.S. Treasury Note) or benchmark (i.e., LIBOR) and a multiplier, divisor or margin that the Advisor believes would together best reflect changes in the market value of the security. The Advisor adjusts the value of the security daily based on changes to the market price of the assigned benchmark. Once each month, the Advisor attempts to obtain from one or more dealers the prices for those benchmarked securities in order for the Advisor to review the effectiveness of the benchmark prices and to determine if any adjustment to the model is necessary. It is possible that the Advisor will be unable to obtain those broker quotes. Although the Advisor believes that benchmark pricing is the most reliable method for pricing securities not priced by pricing services, there is no assurance that the benchmark price reflects the actual price for which a Fund could sell a security. The accuracy of benchmark pricing depends on the judgment of one or more market makers regarding a security’s market price, as well as the choice of the appropriate benchmark, subject to review by the Advisor.

Fixed income securities can be complicated financial instruments. There are many methodologies (including computer based analytical modeling and “individual security evaluations”) available to generate approximations of their market value, and there is significant professional disagreement about which is best. No evaluation method may consistently generate approximations that correspond to actual “traded” prices of the instruments. Evaluations may not reflect the transaction price at which an investment can be purchased or sold in the market.

Equity securities, including depository receipts, are valued at the last reported sale price as reported by the stock exchange or pricing service. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using the official closing prices as reported by NASDAQ. In cases where equity securities are traded on more than one exchange, the securities are valued using the prices from the respective primary exchange of each security. Options on equity securities are valued at the average of the latest bid and ask prices as reported by the stock exchange or pricing service. S&P 500 futures contracts generally are valued at the first sale price after 4:00 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which the applicable contract is traded. Changes to market closure times may alter when futures contracts are valued.

Trading in securities listed on foreign securities exchanges is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all NYSE business days and may occur on days on which the NYSE is not open. The Advisor values the foreign equity securities (exclusive of certain Latin American and Canadian equity securities) using a fair valuation methodology which is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that had been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not dependent on certain thresholds or triggers.

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Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Directors. These guidelines generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Valuing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more securities could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund and the Fund holds securities priced at fair value, valuing a security at a fair value may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

HOW TO BUY AND REDEEM SHARES

Shares of a Fund may be purchased and redeemed in the manner described in the Prospectus and in this SAI.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries have contracted with the Distributor to perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Funds. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees, a portion of which may be paid by the Funds.

Purchases Through Broker-Dealers and Financial Organizations

Shares of the Funds may be purchased and redeemed through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may, in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

Purchase in Kind

A Fund may, at the sole discretion of the Advisor, accept securities in exchange for shares of the Fund. Securities which may be accepted in exchange for shares of a Fund must: (1) meet the investment objectives and policies of the Fund; (2) have been acquired for investment and not for resale; (3) be liquid securities not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange. In-kind purchases are not accepted for the Fidelity Prime Money Market Portfolio, which is an unaffiliated separately managed money market mutual fund.

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Redemption in Kind

The Corporation has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Accordingly, if the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, a portion of the redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of a class of one Fund for shares of the same class of another Fund (provided the shares to be acquired in the exchange are qualified for sale in the shareholder’s state of residence). An exchange of shares between Funds is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Conversion between two classes of a Fund is intended for shares held through a financial intermediary offering a fee-based or wrap-fee program that has an agreement with the Advisor or the Distributor specific for this purpose. Such a conversion in these particular circumstances does not cause a shareholder to realize any taxable gain or loss. Please contact your tax advisor for additional information. See “Distributions and Taxes” below.

A shareholder may also exchange the shares of any Fund for shares of the Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed, money market mutual fund, or exchange shares of Fidelity Prime Money Market Portfolio for shares of any Fund. A shareholder should read the Fidelity Prime Money Market Portfolio prospectus prior to investing in that money market mutual fund. Shareholders can obtain a prospectus for the Fidelity Prime Money Market Portfolio by calling (800) 386-3829 or by visiting www.tcw.com.

The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. A Fund reserves the right to reject any exchange request, and the exchange privilege may be terminated or revised by the Funds.

DISTRIBUTIONS AND TAXES

Each of the Funds intends to qualify as a “regulated investment company” under Subchapter M of the Code. A Fund that is a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its investment company taxable income and its net realized long-term capital gains, if any, are distributed to its shareholders. However, a Fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, a Fund will be subject to U.S. corporate income tax (and possibly state or local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement (unless certain cure provisions apply). There is no assurance that a Fund’s distributions will be sufficient to eliminate all taxes in all periods.

Under the Code, to qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a Fund must: (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies, and (b) diversify its holdings so that at the end of each quarter of each taxable year, (i) at least 50% of the Fund’s total assets consists of cash or cash items, U.S. government securities, securities of other regulated investment companies and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses.

If a Fund invests in foreign currency or forward foreign exchange contracts, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for

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purposes of the 90% gross income test described in clause (a) above, although regulations may require that such gains are directly related to the Fund’s principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, each Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject a Fund to special provisions of the Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to a Fund, and may defer Fund losses. These rules also (a) could require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Under the Code certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed at the tax rate applicable to ordinary income.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues interest income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in its shares of the Fund.

A Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. In addition, ordinary income distributions from a REIT generally do not qualify for the lower rate on qualified dividend income. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds intend to include the gross dividends received from such REITs in their distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV.

Under a notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such

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income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a REIT.

As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder’s gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one Fund for shares in another Fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

Any loss realized on the disposition by a shareholder of its shares in a Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

Each Fund (or its administrative agents) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first in, first out”) or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Any realized gains will be distributed as described in the Prospectus. See “Distributions and Taxes” in the Prospectus. Distributions of long-term capital gains (“capital gain dividends”), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to shareholders after the close of the Fund’s prior taxable year. Current tax law generally provides for a maximum tax rate for individual taxpayers of 20% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers.

Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividend interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The TCW Conservative Allocation Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which the TCW Conservative Allocation Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of the TCW Conservative Allocation Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the TCW Conservative Allocation Fund. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund of funds structure by the TCW Conservative Allocation Fund could therefore affect the amount, timing and character of distributions to shareholders. For tax years beginning after December 22, 2010, the TCW Conservative Allocation Fund will be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax) provided that at least 50% of such Underlying Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year.

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An additional 3.8% federal tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemption or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of a trust or estate) exceeds certain threshold amounts.

A Fund (and in the case of the TCW Conservative Allocation Fund, the Underlying Funds) may be subject to taxes in foreign countries in which each invests. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, that fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that fund. If that fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over a period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code) with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit the Fund’s elections with respect to PFIC stock.

Although not required to do so, it is likely that the Funds will choose to make the mark to market election with respect to PFIC stock acquired and held. If this election is made, a Fund may be required to make ordinary dividend distributions to its shareholders based on the Fund’s unrealized gains for which no cash has been generated through disposition or sale of the shares of PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

In computing its net taxable (and distributable) income and/or gains, a Fund may choose to take a dividend paid deduction for a portion of the proceeds paid to redeeming shareholders. This method (sometimes referred to as “equalization”) would permit the Fund to avoid distributing to continuing shareholders taxable dividends representing earnings included in the net asset value of shares redeemed. Using this method will not affect the Fund’s total return. Since there are some unresolved technical tax issues relating to use of equalization by a Fund, there can be no assurance that the IRS will agree with the Fund’s methodology and/or calculations which could possibly result in the imposition of tax, interest or penalties on the Fund.

Under the Code, a nondeductible excise tax of 4% is imposed on a Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) for that calendar year and at least 98.2% of the amount of its net capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

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Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the dividend is paid during January of the following year. A Fund may make taxable distributions even during periods in which share prices have declined.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to “backup withholding,” then the shareholder may be subject to a 28% “backup withholding” tax with respect to: (a) taxable dividends and distributions, and, (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his social security number. The 28% “backup withholding” tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Dividends to shareholders who are non-resident aliens or foreign entities (“foreign shareholders”) will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders should consult their own tax advisors. Note that the preferential rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Each Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholdings are required.

Under the Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”), a foreign shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such person were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a Fund is a “U.S. real property holding corporation” and is not domestically controlled, any gain realized on the sale or exchange of Fund shares by a foreign shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of Fund shares would be FIRPTA gain. After December 31, 2013, the same rule applies to dispositions of Fund shares by foreign shareholders but without regard to whether the Fund is domestically controlled. A Fund will be a “U.S. real property holding corporation” if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company if all of the following requirements are met: (i) the regulated investment company is classified as a “qualified investment entity” (which includes a regulated investment company if, in general more than 50% of the regulated investment company’s assets consists of interest in REITs and U.S. real property holding corporations); and (ii) you are a foreign shareholder that owns more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, Fund distributions to you to the extent derived from gain from the disposition of a U.S. real property interest, may also be treated as FIRPTA gain and therefore subject to U.S. federal income tax, and requiring that you file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. Even if a foreign shareholder does not own more than 5% of a Fund’s shares, Fund distributions that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

Foreign shareholders may also be subject to U.S. estate tax with respect to their Fund shares.

With respect to the Enhanced Commodity Strategy Fund, the Fund may gain exposure to the commodities markets through investments in commodity-linked derivative instruments. The IRS issued Revenue Ruling 2006-1 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10% of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The Fund has received a private letter ruling from the IRS confirming that income from the Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

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It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in the Prospectus and this SAI.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action.

Each shareholder will receive annual information from its Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisors with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in a Fund.

For information concerning distributions and taxes of the Fidelity Prime Money Market Portfolio, please refer to the Prospectus for the Fidelity Prime Money Market Portfolio, which is an unaffiliated separately managed money market mutual fund.

SHARES AND VOTING RIGHTS

Each Fund offers two classes of shares: Class I shares and Class N shares, except for the TCW Short Term Bond Fund, which only offers Class I shares. Class I shares are offered at the current net asset value. Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the Distribution Plan. Shares of each class of a Fund represents an equal proportionate share in the assets, liabilities, income and expenses of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution or service fees imposed under the Distribution Plan. All shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share has one vote, and fractional shares have fractional votes. As a Maryland corporation, the Corporation is not required to hold an annual shareholder meeting. Shareholder approval will be sought only for certain changes in the operation of the Funds, including for the election of Directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a shareholder meeting. A special meeting of the shareholders will be called to elect or remove Directors if requested by the holders of ten percent of the Corporation’s outstanding shares. All shareholders of the Corporation will vote together as a single class on all matters affecting the Corporation, including the election or removal of Directors. For matters where the interests of one or more Funds or classes are affected, only such affected Fund(s) or class(es) will be entitled to vote on such matter. Voting is not cumulative.

Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Corporation will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Corporation elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Corporation will either mail the material as requested or submit the material to the SEC for a determination that the mailing of the material would be inappropriate.

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FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds for the period ended October 31, 2016, including the reports of the independent registered public accounting firm on those financial statements and highlights, appearing in the Corporation’s Annual Reports to Shareholders are incorporated by reference and made a part of this SAI.

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APPENDIX A

Description of S&P and Moody’s Credit Ratings

S&P’s Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Long-Term Issue Credit Ratings*

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

*	Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P’s Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s Short-Term Issue Credit Ratings

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Amendment and Restatement dated February 23, 2016 are incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Amended and Restated By-Laws dated December 14, 2015 are incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(c)	Not applicable.

(d)	(1)

Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC via EDGAR on February 28, 2013.

(2)	Amendment No. 1 dated February 6, 2013 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC via EDGAR on February 28, 2013.

(3)	Amendment No. 2 dated June 26, 2013 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(4)	Amendment No. 3 dated November 24, 2014 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 87 as filed with the SEC via EDGAR on November 21, 2014.

(5)	Amendment No. 4 dated June 23, 2015 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 92 as filed with the SEC via EDGAR on June 23, 2015.

(6)	Amendment No. 5 dated January 26, 2016 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is incorporated by reference to Post-Effective Amendment No. 95 as filed with the SEC via EDGAR on January 22, 2016.

(7)	Amendment No. 6 dated September 26, 2016 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013 is filed herewith.

(e)	(1)

Amended and Restated Distribution Agreement between the Registrant and TCW Funds Distributor is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(2)	Form of Dealer Agreement between the Registrant and TCW Funds Distributor is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(f)	Not applicable.

(g)	(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(a)	Amendment dated July 1, 2010 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Amendment dated June 28, 2013 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(c)	Amendment dated July 1, 2015 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(d)	Notice dated May 3, 2016 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is filed herewith.

(2)	Delegation Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(3)	Custody Agreement dated October 10, 2016 between the Registrant and Bank of New York Mellon (with respect to the TCW New America Premier Equity Fund only) is filed herewith.

(h)	(1)

Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 43 as filed with the SEC via EDGAR on November 23, 2005.

(a)	Addendum dated July 19, 2006 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Addendum dated May 30, 2007 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(c)	Addendum dated June 6, 2007 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(d)	Addendum dated October 27, 2008 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(e)	Addendum dated June 18, 2009 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(f)	Addendum dated October 11, 2011 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(g)	Addendum dated March 19, 2012 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(h)	Addendum dated October 12, 2012 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(i)	Addendum dated November 30, 2012 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(j)	Addendum dated April 30, 2013 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(k)	Addendum dated October 31, 2014 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(l)	Addendum dated October 31, 2016 to the Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC is filed herewith.

(2)	Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(a)	Amendment dated September 25, 2012 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Amendment dated June 28, 2013 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(c)	Amendment dated July 1, 2015 to the Administration Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(3)	Securities Lending Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(a)	Amendment No. 1 dated December 1, 2001 to the Securities Lending Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(b)	Amendment No. 2 dated July 1, 2007 to the Securities Lending Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(4)	Form of Indemnification Agreement between the Registrant and the Registrant’s Directors is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on June 26, 2013.

(5)	Expense Limitation Agreement dated February 17, 2017 for TCW Focused Equities Fund, TCW Global Real Estate Fund, TCW High Dividend Equities Fund, TCW New America Premier Equities Fund, TCW Relative Value Dividend Appreciation Fund, TCW Relative Value Large Cap Fund, TCW Relative Value Mid Cap Fund, TCW Core Fixed Income Fund, TCW Enhanced Commodity Strategy Fund, TCW Global Bond Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, TCW Total Return Bond, TCW Developing Markets Equity Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW International Growth Fund, TCW International Small Cap Fund, and TCW Conservative Allocation Fund is filed herewith.

(i)	(1)	Consent of Counsel from Paul Hastings LLP dated February 27, 2017 is filed herewith.

(j)	Consent of Deloitte & Touche LLP is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Registrant’s Class A Shares (k/n/a Class N Shares) Distribution Plan is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(n)	Plan Pursuant to Rule 18f-3 dated June 8, 2015 is incorporated by reference to Post-Effective Amendment No. 97 as filed with the SEC via EDGAR on February 25, 2016.

(o)	Not applicable.

(p)	(1)	Amended Code of Ethics dated September 8, 2014 is incorporated by reference to Post-Effective Amendment No. 89 as filed with the SEC via EDGAR on February 27, 2015.

(2)	Annual Code of Ethics Amendment No. 1 dated March 9, 2015 to the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 92 as filed with the SEC via EDGAR on June 23, 2015.

(3)	Annual Code of Ethics Amendment No. 2 dated June 8, 2015 to the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 92 as filed with the SEC via EDGAR on June 23, 2015.

(4)	Annual Code of Ethics Amendment No. 3 dated September 21, 2015 to the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 94 as filed with the SEC via EDGAR on November 13, 2015.

(5)	Annual Code of Ethics Amendment No. 1 dated March 3, 2016 to the Code of Ethics is filed herewith.

(6)	Annual Code of Ethics Amendment No. 2 dated September 27, 2016 to the Code of Ethics is filed herewith.

(7)	Annual Code of Ethics Amendment No. 3 dated November 1, 2016 to the Code of Ethics is filed herewith.

(8)	Annual Code of Ethics Amendment No. 4 dated December 12, 2016 to the Code of Ethics is filed herewith.

(q)	(1)	Power of Attorney for Samuel P. Bell is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(2)	Power of Attorney for David S. DeVito is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(3)	Power of Attorney for John A. Galvin is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(4)	Power of Attorney for Patrick C. Haden is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(5)	Power of Attorney for Peter McMillan is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(6)	Power of Attorney for Charles A. Parker is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(7)	Power of Attorney for Victoria B. Rogers is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(8)	Power of Attorney for Marc I. Stern is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(9)	Power of Attorney for Andrew Tarica is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC via EDGAR on February 28, 2013.

(10)	Power of Attorney for Richard M. Villa is incorporated by reference to Post-Effective Amendment No. 84 as filed with the SEC via EDGAR on February 26, 2014.

Item 29.	Persons Controlled by or Under Common Control with the Fund

In addition to the Registrant, TCW Investment Management Company LLC (the “Advisor”), or an affiliate of the Advisor, also serves as the investment adviser to the following funds, each of which is under common control with the Registrant: TCW Strategic Income Fund, Inc., a closed-end investment management company incorporated in Maryland; TCW Alternative Funds, a Delaware statutory trust; Metropolitan West Funds, a Delaware statutory trust; TCW Direct Lending LLC, a Delaware corporation; TCW Leveraged Income Trust II, L.P., a Delaware limited partnership; TCW Leveraged Income Trust, L.P., a Delaware limited partnership; and TCW Funds, a Luxembourg société d’investissement à capital variable.

The Advisor is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. The Carlyle Group, LP (“Carlyle”) may be deemed to be a control person of the Advisor by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of The TCW Group, Inc. Other investment adviser and broker-dealer entities under common control with the Advisor as subsidiaries of The TCW Group, Inc. include: TCW Funds Distributors (a California entity and a registered-broker-dealer), TCW Asset Management Company LLC (a California corporation and a registered investment adviser), Metropolitan West Asset Management LLC (a California limited liability company and a registered investment adviser) and Trust Company of the West (a California licensed trust company). Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.

Item 30.	Indemnification

Under Article Eighth, Section (9) of the Registrant’s Articles of Incorporation, directors and officers of the Registrant will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940, as amended (the “1940 Act”). Such indemnification rights are also limited by Article 9.01 of the Registrant’s Bylaws. The Registrant has also entered into Indemnification Agreements with each of its directors which provide that the Registrant shall advance expenses and indemnify and hold harmless each director in certain circumstances against any expenses incurred by a director in any proceeding arising out of or in connection with the director’s service to the Registrant, to the maximum extent permitted by the Registrant’s Articles of Incorporation, Bylaws, the Maryland General Corporation Law, the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

In addition to the Registrant, the Advisor serves as investment adviser or sub-adviser to a number of open-end and closed-end management investment companies that are registered under the 1940 Act, foreign investment companies, and private funds. The information required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature engaged in by the Advisor and each officer, director or partner of the Advisor during the last two fiscal years is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Advisor pursuant to the Investment Advisers Act of 1940, as amended.

Item 32.	Principal Underwriters

(a)	TCW Funds Distributors LLC serves as principal underwriter for the following investment company registered under the 1940 Act:

TCW Alternative Funds

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
David B. Lippman	Director, President & Chief Executive Officer	None

David S. DeVito	Director	Director, President & Chief Executive Officer

Vincent J. Bencivenga	Managing Director & Assistant Secretary	None

Jeffrey A. Engelsman	Director and Anti-Money Laundering Compliance Officer	Chief Compliance Officer and AML Officer

Meredith S. Jackson	Director	Senior Vice President, General Counsel & Secretary

Joseph T. Magpayo	Managing Director	None

Brian H. Waters	Chief Compliance Officer & Secretary	None

James G. Krause	Chief Financial Officer & Senior Vice President	None

*	The principal business address is 865 South Figueroa Street, Los Angeles, CA 90017.

(c)	None.

Item 33.	Location of Accounts and Records

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the physical possession of:

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records

31a-l(b)(2)(c)	N/A

31a-l(b)(2)(d)	State Street Bank & Trust Company One Lincoln Street Boston, MA 02111

31a-l(b)(4)-(6)	TCW Investment Management Company LLC 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company LLC 65 South Figueroa Street Los Angeles, CA 90017

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 99 to the Registrant’s registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 27th day of February 2017.

TCW FUNDS, INC.

By:	/s/ Patrick W. Dennis
Patrick W. Dennis
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 99 to the Registrant’s registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

* /s/ Patrick C. Haden
Patrick C. Haden	Chairman and Director	February 27, 2017

/s/ David S. DeVito
David S. DeVito	Director and President (Chief Executive Officer)	February 27, 2017

* /s/ Samuel P. Bell
Samuel P. Bell	Director	February 27, 2017

* /s/ John A. Gavin
John A. Gavin	Director	February 27, 2017

* /s/ Peter McMillan
Peter McMillan	Director	February 27, 2017

* /s/ Charles A. Parker
Charles A. Parker	Director	February 27, 2017

* /s/ Victoria B. Rogers
Victoria B. Rogers	Director	February 27, 2017

* /s/ Marc I. Stern
Marc I. Stern	Director	February 27, 2017

* /s/ Andrew Tarica
Andrew Tarica	Director	February 27, 2017

/s/ Richard M. Villa
Richard M. Villa	Treasurer (Chief Financial Officer)	February 27, 2017

*By:	/s/ Patrick W. Dennis
Patrick W. Dennis
* Pursuant to Powers of Attorney

TCW FUNDS, INC.

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Description

(d)(7)	Amendment No. 6 dated September 26, 2016 to Investment Advisory Agreement between the Registrant and Investment Management Company dated February 6, 2013

(g)(1)(d)	Notice dated May 3, 2016 to the Custodian Agreement dated June 29, 2007 between the Registrant and State Street Bank and Trust Company

(g)(3)	Custody Agreement dated October 10, 2016 between the Registrant and Bank of New York Mellon (with respect to the TCW New America Premier Equity Fund only)

(h)(1)(l)	Addendum dated October 31, 2016 to Transfer Agent Servicing Agreement dated September 7, 2005 between the Registrant and U.S. Bancorp Fund Services, LLC

(h)(5)	Expense Limitation Agreement dated February 17, 2017

(i)(1)	Consent of Counsel from Paul Hastings LLP

(j)	Consent of Deloitte & Touche LLP

(p)(5)	Annual Code of Ethics Amendment No. 1 dated March 3, 2016 to the Code of Ethics

(p)(6)	Annual Code of Ethics Amendment No. 2 dated September 27, 2016 to the Code of Ethics

(p)(7)	Annual Code of Ethics Amendment No. 3 dated November 1, 2016 to the Code of Ethics

(p)(8)	Annual Code of Ethics Amendment No. 4 dated December 12, 2016 to the Code of Ethics